UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

 New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments September 30, 2016 (unaudited)

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 91.2%
Auto Components | 2.9%
Delphi Automotive PLC	535,815	$38,214,326
Beverages | 5.0%
Molson Coors Brewing Co., Class B	596,237	65,466,823
Commercial Services & Supplies | 6.0%
Copart, Inc. (a)	1,489,735	79,790,206
Communications Equipment | 13.3%
Cisco Systems, Inc.	3,063,995	97,189,921
Motorola Solutions, Inc.	1,027,210	78,355,579
		175,545,500
Containers & Packaging | 4.9%
Crown Holdings, Inc. (a)	1,136,135	64,861,947
Food & Staples Retailing | 6.4%
Walgreens Boots Alliance, Inc.	1,055,830	85,121,014
Household Products | 4.9%
The Procter & Gamble Co.	715,360	64,203,560
Internet Software & Services | 15.3%
Alphabet, Inc., Class A (a)	146,077	117,454,673
eBay, Inc. (a)	2,561,850	84,284,865
		201,739,538
Media | 4.0%
The Madison Square Garden Co. Class A (a)	312,275	52,902,508
Multiline Retail | 0.6%
J.C. Penney Co., Inc. (a)	890,345	8,208,981
Pharmaceuticals | 17.0%
Allergan PLC (a)	374,250	86,193,517
Mallinckrodt PLC (a)	166,000	11,583,480
Pfizer, Inc.	1,864,202	63,140,522
Zoetis, Inc.	1,233,081	64,132,543
		225,050,062
Semiconductors & Semiconductor Equipment | 4.6%
Skyworks Solutions, Inc.	796,530	60,647,794
Specialty Retail | 4.5%
Advance Auto Parts, Inc.	398,615	59,441,469
Textiles, Apparel & Luxury Goods | 1.8%
Deckers Outdoor Corp. (a)	403,427	24,024,078
Total Common Stocks (Cost $1,087,794,691)		1,205,217,806
Short-Term Investment | 7.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $101,143,778)	101,143,778	$101,143,778

Total Investments | 98.8% (Cost $1,188,938,469) (b)	$1,306,361,584
Cash and Other Assets in Excess of Liabilities | 1.2%	15,864,139

Net Assets | 100.0%	$1,322,225,723

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio
Common Stocks | 98.8%
Aerospace & Defense | 2.1%
United Technologies Corp.	21,275	$2,161,540
Auto Components | 3.1%
Delphi Automotive PLC	25,935	1,849,684
Johnson Controls International PLC	27,971	1,301,491
		3,151,175
Banks | 4.0%
Bank of America Corp.	205,630	3,218,109
KeyCorp.	66,000	803,220
		4,021,329
Beverages | 3.2%
Molson Coors Brewing Co., Class B	29,665	3,257,217
Capital Markets | 5.1%
CBOE Holdings, Inc.	20,445	1,325,858
Intercontinental Exchange, Inc.	8,130	2,189,897
The Charles Schwab Corp.	51,820	1,635,957
		5,151,712
Commercial Services & Supplies | 1.1%
Copart, Inc. (a)	20,735	1,110,567
Communications Equipment | 5.2%
Cisco Systems, Inc.	127,325	4,038,749
Motorola Solutions, Inc.	15,800	1,205,224
		5,243,973
Containers & Packaging | 1.1%
Crown Holdings, Inc. (a)	19,325	1,103,264
Diversified Telecommunication Services | 1.7%
AT&T, Inc.	43,350	1,760,443
Electrical Equipment | 3.2%
Eaton Corp. PLC	23,735	1,559,627
Rockwell Automation, Inc.	13,535	1,655,872
		3,215,499
Energy Equipment & Services | 1.7%
Schlumberger, Ltd.	21,820	1,715,925
Equity Real Estate Investment Trusts (REITs) | 0.6%
Host Hotels & Resorts, Inc.	41,865	651,838
Food & Staples Retailing | 3.2%
CVS Health Corp.	16,305	1,450,982
Walgreens Boots Alliance, Inc.	21,500	1,733,330
		3,184,312
Food Products | 1.4%
Kellogg Co.	18,400	1,425,448

Description	Shares	Fair Value
Health Care Equipment & Supplies | 1.2%
Stryker Corp.	10,680	$1,243,259
Health Care Providers & Services | 1.4%
Aetna, Inc.	12,400	1,431,580
Hotels, Restaurants & Leisure | 1.5%
McDonald’s Corp.	6,200	715,232
Norwegian Cruise Line Holdings, Ltd. (a)	21,510	810,927
		1,526,159
Household Products | 3.9%
The Procter & Gamble Co.	43,560	3,909,510
Industrial Conglomerates | 2.0%
Honeywell International, Inc.	17,498	2,040,092
Insurance | 2.5%
Aon PLC	16,480	1,853,835
The Hartford Financial Services Group, Inc.	16,720	715,951
		2,569,786
Internet Software & Services | 8.1%
Alphabet, Inc., Class A (a)	6,616	5,319,661
Alphabet, Inc., Class C (a)	515	400,304
eBay, Inc. (a)	74,420	2,448,418
		8,168,383
IT Services | 4.3%
Fidelity National Information Services, Inc.	16,360	1,260,211
Vantiv, Inc., Class A (a)	13,300	748,391
Visa, Inc., Class A	28,720	2,375,144
		4,383,746
Life Sciences Tools & Services | 0.7%
Quintiles Transnational Holdings, Inc. (a)	9,200	745,752
Machinery | 0.7%
Deere & Co.	8,620	735,717
Marine | 0.6%
Kirby Corp. (a)	9,300	578,088
Media | 1.5%
The Madison Square Garden Co. Class A (a)	8,983	1,521,810
Multiline Retail | 1.1%
J.C. Penney Co., Inc. (a)	122,375	1,128,297
Oil, Gas & Consumable Fuels | 4.4%
Chevron Corp.	15,895	1,635,913
EOG Resources, Inc.	11,450	1,107,330
Pioneer Natural Resources Co.	5,875	1,090,694
Valero Energy Corp.	11,500	609,500
		4,443,437
Pharmaceuticals | 14.1%
Allergan PLC (a)	13,135	3,025,122

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio (concluded)
Eli Lilly & Co.	18,825	$1,510,894
Mallinckrodt PLC (a)	14,200	990,876
Pfizer, Inc.	117,519	3,980,369
Zoetis, Inc.	92,404	4,805,932
		14,313,193
Road & Rail | 1.1%
Union Pacific Corp.	11,155	1,087,947
Semiconductors & Semiconductor Equipment | 5.6%
Applied Materials, Inc.	45,130	1,360,669
NXP Semiconductors NV (a)	19,160	1,954,512
Skyworks Solutions, Inc.	30,335	2,309,707
		5,624,888
Software | 3.7%
Microsoft Corp.	65,800	3,790,080
Specialty Retail | 1.5%
Advance Auto Parts, Inc.	10,003	1,491,647
Technology Hardware, Storage & Peripherals | 1.7%
Apple, Inc.	14,737	1,666,018
Textiles, Apparel & Luxury Goods | 0.5%
Deckers Outdoor Corp. (a)	8,465	504,091
Total Common Stocks (Cost $88,811,811)		100,057,722
Short-Term Investment | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $1,189,071)	1,189,071	1,189,071
Total Investments | 100.0% (Cost $90,000,882) (b)		$101,246,793
Cash and Other Assets in Excess of Liabilities | 0.0%		32,666

Net Assets | 100.0%		$101,279,459

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 97.6%
Aerospace & Defense | 1.2%
B/E Aerospace, Inc.	44,970	$2,323,150
Air Freight & Logistics | 1.0%
Echo Global Logistics, Inc. (a)	85,603	1,974,005
Airlines | 1.6%
Alaska Air Group, Inc.	49,350	3,250,191
Auto Components | 3.6%
Fox Factory Holding Corp. (a)	135,243	3,106,532
Gentherm, Inc. (a)	39,565	1,243,132
Modine Manufacturing Co. (a)	232,585	2,758,458
		7,108,122
Banks | 7.6%
Comerica, Inc.	67,705	3,203,801
Home Bancshares, Inc.	155,210	3,229,920
PacWest Bancorp	80,361	3,448,291
Signature Bank (a)	20,935	2,479,751
Webster Financial Corp.	72,350	2,750,023
		15,111,786
Biotechnology | 2.2%
Cellectis SA ADR (a)	77,015	1,854,521
United Therapeutics Corp. (a)	21,560	2,545,805
		4,400,326
Building Products | 3.0%
Continental Building Products, Inc. (a)	57,735	1,211,858
Owens Corning	42,445	2,266,139
PGT, Inc. (a)	220,920	2,357,216
		5,835,213
Capital Markets | 2.9%
CBOE Holdings, Inc.	38,400	2,490,240
Morningstar, Inc.	41,245	3,269,491
		5,759,731
Chemicals | 5.2%
Calgon Carbon Corp.	232,275	3,523,612
Ingevity Corp. (a)	52,495	2,420,019
Innospec, Inc.	37,260	2,265,781
Valvoline, Inc.	91,800	2,156,382
		10,365,794
Communications Equipment | 1.3%
Ciena Corp. (a)	121,350	2,645,430
Construction & Engineering | 0.9%
EMCOR Group, Inc.	30,620	1,825,564
Description	Shares	Fair Value
Containers & Packaging | 1.6%
Crown Holdings, Inc. (a)	56,000	$3,197,040
Electric Utilities | 1.3%
PNM Resources, Inc.	79,650	2,606,148
Electrical Equipment | 2.2%
Generac Holdings, Inc. (a)	55,670	2,020,821
Regal-Beloit Corp.	40,660	2,418,863
		4,439,684
Electronic Equipment, Instruments & Components | 2.6%
FLIR Systems, Inc.	97,655	3,068,320
Littelfuse, Inc.	16,065	2,069,333
		5,137,653
Energy Equipment & Services | 1.6%
Newpark Resources, Inc. (a)	41,127	302,695
Oceaneering International, Inc.	105,315	2,897,215
		3,199,910
Equity Real Estate Investment Trusts (REITs) | 8.9%
American Campus Communities, Inc.	65,070	3,310,111
DCT Industrial Trust, Inc.	71,473	3,470,014
Extra Space Storage, Inc.	27,455	2,180,202
Kilroy Realty Corp.	44,660	3,097,171
Tanger Factory Outlet Centers, Inc.	79,705	3,105,307
UDR, Inc.	69,300	2,494,107
		17,656,912
Food & Staples Retailing | 0.9%
Sprouts Farmers Market, Inc. (a)	84,200	1,738,730
Health Care Equipment & Supplies | 2.4%
DENTSPLY SIRONA, Inc.	27,570	1,638,485
STERIS PLC	43,050	3,146,955
		4,785,440
Health Care Providers & Services | 1.2%
Team Health Holdings, Inc. (a)	70,470	2,294,503
Hotels, Restaurants & Leisure | 1.2%
Bloomin’ Brands, Inc.	136,830	2,358,949
Insurance | 6.2%
Arch Capital Group, Ltd. (a)	49,180	3,898,007
Argo Group International Holdings, Ltd.	57,545	3,246,689
Reinsurance Group of America, Inc.	27,810	3,001,811
Validus Holdings, Ltd.	43,850	2,184,607
		12,331,114
Internet Software & Services | 1.4%
j2 Global, Inc.	41,055	2,734,674
IT Services | 3.4%
Leidos Holdings, Inc.	71,400	3,090,192

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Vantiv, Inc., Class A (a)	63,405	$3,567,799
		6,657,991
Leisure Products | 0.6%
Polaris Industries, Inc.	15,990	1,238,266
Life Sciences Tools & Services | 3.2%
Quintiles Transnational Holdings, Inc. (a)	39,035	3,164,177
VWR Corp. (a)	108,015	3,063,306
		6,227,483
Machinery | 3.8%
Altra Industrial Motion Corp.	71,864	2,081,900
Tennant Co.	25,910	1,678,968
TriMas Corp. (a)	106,811	1,987,753
Woodward, Inc.	29,195	1,824,103
		7,572,724
Marine | 1.5%
Kirby Corp. (a)	46,100	2,865,576
Media | 1.6%
Scholastic Corp.	80,322	3,161,474
Multi-Utilities | 1.5%
CMS Energy Corp.	70,220	2,949,942
Oil, Gas & Consumable Fuels | 2.6%
Antero Resources Corp. (a)	113,003	3,045,431
Matador Resources Co. (a)	89,120	2,169,181
Range Resources Corp.	1	34
		5,214,646
Real Estate Management & Development | 1.1%
Jones Lang LaSalle, Inc.	19,720	2,243,939
Semiconductors & Semiconductor Equipment | 5.0%
Brooks Automation, Inc.	170,650	2,322,546
Cypress Semiconductor Corp.	194,260	2,362,202
MACOM Technology Solutions Holdings, Inc. (a)	42,690	1,807,495
Microsemi Corp. (a)	80,820	3,392,823
		9,885,066
Software | 2.8%
Bottomline Technologies de, Inc. (a)	51,020	1,189,276
BroadSoft, Inc. (a)	39,500	1,838,725
Red Hat, Inc. (a)	31,925	2,580,498
		5,608,499
Specialty Retail | 4.6%
Advance Auto Parts, Inc.	9,730	1,450,938
Chico’s FAS, Inc.	234,665	2,792,513
Foot Locker, Inc.	41,580	2,815,798
Description	Shares	Fair Value
Sally Beauty Holdings, Inc. (a)	78,215	$2,008,561
		9,067,810
Technology Hardware, Storage & Peripherals | 1.6%
NCR Corp. (a)	99,260	3,195,179
Textiles, Apparel & Luxury Goods | 1.4%
Steven Madden, Ltd. (a)	78,840	2,724,710
Trading Companies & Distributors | 0.9%
Beacon Roofing Supply, Inc. (a)	43,410	1,826,259
Total Common Stocks (Cost $181,706,239)		193,519,633

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.2%
State Street Bank and Trust Co., 0.01%, 10/03/16 (Dated 09/30/16, collateralized by $4,105,000 United States Treasury Note, 3.50%, 05/15/20, with a value of $4,525,763) Proceeds of $4,437,000 (Cost $4,437,000)	$4,437	$4,437,000
Total Investments | 99.8% (Cost $186,143,239) (b)		$197,956,633
Cash and Other Assets in Excess of Liabilities | 0.2%		440,687

Net Assets | 100.0%		$198,397,320

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 95.2%
Australia | 3.8%
BHP Billiton PLC	3,717,111	$55,867,699
Caltex Australia, Ltd.	1,760,755	46,479,504
		102,347,203
Belgium | 4.2%
Anheuser-Busch InBev SA/NV	674,947	88,602,797
KBC Group NV (a)	456,895	26,596,756
		115,199,553
Brazil | 1.1%
BB Seguridade Participacoes SA	3,317,900	30,484,096
Canada | 5.1%
Canadian National Railway Co.	484,510	31,671,617
MacDonald Dettwiler & Associates, Ltd.	364,600	22,232,554
National Bank of Canada	1,180,700	41,866,050
Suncor Energy, Inc.	1,598,610	44,377,740
		140,147,961
Denmark | 1.2%
Carlsberg A/S, Class B	330,942	31,617,393
Finland | 2.0%
Sampo Oyj, A Shares	1,257,323	55,927,975
France | 8.5%
Air Liquide SA	400,852	42,951,934
Capgemini SA	590,860	57,865,046
TOTAL SA	569,997	27,016,221
Valeo SA	862,713	50,309,812
Vinci SA	704,305	53,855,123
		231,998,136
Germany | 3.2%
GEA Group AG	528,469	29,313,414
SAP SE	637,812	58,033,218
		87,346,632
Ireland | 5.2%
James Hardie Industries PLC	1,805,933	28,327,243
Ryanair Holdings PLC Sponsored ADR	470,963	35,336,354
Shire PLC	1,206,609	77,988,951
		141,652,548
Israel | 2.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,304,810	60,034,308
Italy | 1.2%
Azimut Holding SpA	1,194,483	17,585,072
Description	Shares	Fair Value
Mediaset SpA	4,689,355	$14,723,235
		32,308,307
Japan | 18.8%
ABC-Mart, Inc.	466,500	31,704,966
Daiwa House Industry Co., Ltd.	2,702,800	74,027,280
Don Quijote Holdings Co., Ltd.	1,599,400	58,619,560
Isuzu Motors, Ltd.	3,345,300	39,339,952
Japan Tobacco, Inc.	1,040,100	42,493,341
KDDI Corp.	2,281,300	70,201,448
Makita Corp.	564,300	40,130,709
Seven & I Holdings Co., Ltd.	1,099,800	51,976,355
Sony Corp.	1,565,900	51,164,740
Sumitomo Mitsui Financial Group, Inc.	1,096,000	36,938,420
United Arrows, Ltd.	580,100	14,106,127
		510,702,898
Luxembourg | 0.7%
RTL Group SA	233,827	19,404,488
Netherlands | 5.3%
Koninklijke KPN NV	7,167,923	23,793,902
Royal Dutch Shell PLC, A Shares	2,620,433	65,033,902
Wolters Kluwer NV	1,277,306	54,661,026
		143,488,830
Norway | 1.5%
Telenor ASA	2,317,824	39,855,463
Philippines | 0.4%
Alliance Global Group, Inc.	31,245,500	10,231,467
Spain | 1.0%
Red Electrica Corporacion SA	1,295,677	27,929,329
Sweden | 3.5%
Assa Abloy AB, Class B	2,688,735	54,594,030
Swedbank AB, A Shares	1,745,230	40,983,953
		95,577,983
Switzerland | 5.9%
Novartis AG	1,354,771	106,540,921
Wolseley PLC	946,939	53,376,467
		159,917,388
Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,020,600	61,810,154
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	3,719,800	20,222,568
Turkey | 0.7%
Turkiye Garanti Bankasi AS	7,412,406	19,689,758
United Kingdom | 13.7%
British American Tobacco PLC	1,278,852	81,785,618

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Direct Line Insurance Group PLC	4,042,710	$19,115,360
Howden Joinery Group PLC	3,794,926	21,236,757
Informa PLC	2,638,992	24,380,093
J Sainsbury PLC	8,227,262	26,195,219
Provident Financial PLC	892,883	35,016,716
Prudential PLC	4,207,978	74,685,185
RELX PLC	2,691,170	51,069,213
Unilever PLC	828,597	39,281,298
		372,765,459
United States | 3.0%
Aon PLC	467,375	52,575,014
Signet Jewelers, Ltd.	377,323	28,121,883
		80,696,897
Total Common Stocks (Cost $2,537,219,622)		2,591,356,794

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 4.4%
State Street Bank and Trust Co., 0.01%, 10/03/16 (Dated 09/30/16, collateralized by $109,920,000 United States Treasury Note, 3.50%, 05/15/20, with a value of $121,186,800) Proceeds of $118,809,000 (Cost $118,809,000)	$118,809	$118,809,000
Total Investments | 99.6% (Cost $2,656,028,622) (b)		$2,710,165,794
Cash and Other Assets in Excess of Liabilities | 0.4%		10,794,043

Net Assets | 100.0%		$2,720,959,837

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 94.6%
Australia | 1.7%
BHP Billiton, Ltd.	28,621	$495,145
Belgium | 4.0%
Anheuser-Busch InBev SA/NV	7,238	950,159
KBC Group NV (a)	3,850	224,116
		1,174,275
Brazil | 4.0%
Ambev SA	47,100	287,048
BB Seguridade Participacoes SA	52,900	486,033
Cia de Saneamento Basico do Estado de Sao Paulo	24,300	225,579
Estacio Participacoes SA	36,000	197,149
		1,195,809
Canada | 2.0%
Alimentation Couche-Tard, Inc., Class B	4,575	221,715
Canadian National Railway Co.	5,500	359,526
		581,241
China | 1.7%
Tencent Holdings, Ltd.	18,700	518,143
Denmark | 1.0%
Carlsberg A/S, Class B	3,216	307,249
Finland | 1.7%
Sampo Oyj, A Shares	10,987	488,721
France | 4.9%
Capgemini SA	2,993	293,115
Valeo SA	7,776	453,464
Vinci SA	5,981	457,341
Vivendi SA	11,870	239,192
		1,443,112
Germany | 3.1%
Continental AG	1,053	221,388
GEA Group AG	4,899	271,741
SAP SE	4,515	410,811
		903,940
Indonesia | 2.1%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	9,354	618,112
Ireland | 2.6%
Ryanair Holdings PLC Sponsored ADR	4,047	303,646
Shire PLC	7,213	466,211
		769,857
Description	Shares	Fair Value
Israel | 1.2%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	7,690	$353,817
Italy | 2.0%
Banca Mediolanum SpA	28,064	186,176
Eni SpA	28,050	404,221
		590,397
Japan | 16.3%
Daiwa House Industry Co., Ltd.	27,800	761,417
FANUC Corp.	1,800	304,644
Japan Tobacco, Inc.	12,900	527,030
KDDI Corp.	20,900	643,147
Makita Corp.	8,000	568,927
Ryohin Keikaku Co., Ltd.	1,600	322,311
Seven & I Holdings Co., Ltd.	8,917	421,416
SoftBank Group Corp.	6,800	440,517
Sony Corp.	11,700	382,290
Sumitomo Mitsui Financial Group, Inc.	13,076	440,700
		4,812,399
Netherlands | 3.2%
Royal Dutch Shell PLC, A Shares	18,587	465,022
Wolters Kluwer NV	11,460	490,419
		955,441
Norway | 0.9%
Telenor ASA	15,954	274,332
Philippines | 0.8%
Alliance Global Group, Inc.	682,500	223,487
Russia | 0.4%
Mobile TeleSystems PJSC Sponsored ADR	16,216	123,728
South Africa | 3.1%
Mediclinic International PLC	26,588	321,418
Mr. Price Group, Ltd.	12,792	141,646
Nampak, Ltd.	90,668	128,653
Sanlam, Ltd.	69,519	324,054
		915,771
South Korea | 1.7%
Samsung Electronics Co., Ltd.	352	513,021
Spain | 1.3%
Red Electrica Corporacion SA	17,770	383,046
Sweden | 3.2%
Assa Abloy AB, Class B	28,782	584,410
Swedbank AB, A Shares	15,750	369,864
		954,274
Switzerland | 6.8%
Actelion, Ltd.	2,305	399,075

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Cie Financiere Richemont SA	3,005	$183,115
Novartis AG	12,698	998,587
Wolseley PLC	7,641	430,703
		2,011,480
Taiwan | 4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	211,341	1,239,463
Thailand | 1.0%
Kasikornbank Public Co. Ltd.	57,200	310,966
Turkey | 2.1%
KOC Holding AS	72,338	310,759
Turkcell Iletisim Hizmetleri AS (a)	96,967	314,394
		625,153
United Kingdom | 15.0%
Ashtead Group PLC	14,340	236,238
Associated British Foods PLC	6,530	220,060
British American Tobacco PLC	12,771	816,736
Compass Group PLC	26,380	511,573
Informa PLC	42,255	390,369
London Stock Exchange Group PLC	8,046	292,007
Prudential PLC	41,753	741,052
RELX PLC	19,441	368,924
Unilever PLC	10,995	521,240
Worldpay Group PLC	90,506	347,470
		4,445,669
United States | 2.6%
Aon PLC	4,260	479,207
Signet Jewelers, Ltd.	4,077	303,859
		783,066
Total Common Stocks (Cost $27,222,207)		28,011,114
Short-Term Investment | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $1,357,133)	1,357,133	1,357,133
Total Investments | 99.2% (Cost $28,579,340) (b)		$29,368,247
Cash and Other Assets in Excess of Liabilities | 0.8%		233,835

Net Assets | 100.0%		$29,602,082

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 95.5%
Belgium | 4.7%
Anheuser-Busch InBev SA/NV	6,027	$791,187
Brazil | 5.2%
BB Seguridade Participacoes SA	49,086	450,991
Estacio Participacoes SA	78,100	427,705
		878,696
Canada | 4.3%
Alimentation Couche-Tard, Inc., Class B	14,861	720,197
China | 3.3%
Tencent Holdings, Ltd.	19,700	545,851
France | 12.1%
Capgemini SA	5,574	545,882
Valeo SA	14,975	873,279
Vinci SA	7,917	605,379
		2,024,540
Ireland | 4.2%
Shire PLC	10,883	703,421
Italy | 3.1%
Eni SpA	36,427	524,939
Japan | 19.0%
ABC-Mart, Inc.	6,843	465,074
Daiwa House Industry Co., Ltd.	24,000	657,339
Isuzu Motors, Ltd.	42,900	504,494
KDDI Corp.	33,300	1,024,726
Sony Corp.	15,900	519,522
		3,171,155
Netherlands | 2.4%
Wolters Kluwer NV	9,245	395,630
Switzerland | 6.6%
Actelion, Ltd.	2,895	501,224
Novartis AG	7,568	595,157
		1,096,381
Taiwan | 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	27,055	827,612
Turkey | 1.9%
Turkiye Garanti Bankasi AS	116,923	310,585
United Kingdom | 17.4%
British American Tobacco PLC	11,733	750,353
Howden Joinery Group PLC	76,639	428,879
Provident Financial PLC	16,395	642,972
Prudential PLC	32,457	576,062
Description	Shares	Fair Value
The Weir Group PLC	23,277	$511,740
		2,910,006
United States | 6.4%
Aon PLC	5,860	659,191
Signet Jewelers, Ltd.	5,515	411,033
		1,070,224
Total Common Stocks (Cost $14,739,324)		15,970,424
Short-Term Investment | 5.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $924,749)	924,749	924,749
Total Investments | 101.0% (Cost $15,664,073) (b)		$16,895,173
Liabilities in Excess of Cash and Other Assets | (1.0)%		(162,021)

Net Assets | 100.0%		$16,733,152

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.7%
Australia | 4.6%
Amcor, Ltd.	13,274,565	$154,354,063
Caltex Australia, Ltd.	5,772,005	152,366,417
carsales.com, Ltd.	5,243,856	48,248,996
		354,969,476
Belgium | 2.7%
Anheuser-Busch InBev SA/NV	1,576,184	206,911,523
Brazil | 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	4,729,400	43,903,444
Canada | 3.1%
Alimentation Couche-Tard, Inc., Class B	3,120,490	151,225,850
Suncor Energy, Inc.	3,232,018	89,721,480
		240,947,330
China | 1.7%
China Resources Beer Holdings Co., Ltd. (a)	20,915,333	44,620,807
Tencent Holdings, Ltd.	3,085,300	85,488,046
		130,108,853
Denmark | 2.5%
Carlsberg A/S, Class B	1,992,400	190,349,048
Finland | 3.9%
Sampo Oyj, A Shares	6,725,021	299,140,956
France | 7.3%
Faurecia	1,357,322	53,112,824
Iliad SA	449,743	94,374,819
Television Francaise 1	7,822,862	75,838,776
Valeo SA	3,281,063	191,337,863
Vivendi SA	7,253,245	146,159,802
		560,824,084
Germany | 4.0%
Fresenius SE & Co. KGaA	1,282,314	102,284,148
GEA Group AG	1,255,580	69,645,213
Symrise AG	1,835,518	134,531,439
		306,460,800
Indonesia | 0.4%
PT Media Nusantara Citra Tbk	198,856,400	30,778,541
Ireland | 5.9%
James Hardie Industries PLC	6,266,284	98,290,772
Kerry Group PLC, Class A	1,496,946	124,721,678
Shire PLC	3,528,414	228,058,391
		451,070,841
Description	Shares	Fair Value
Israel | 2.0%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	3,316,035	$152,570,770
Italy | 1.5%
Azimut Holding SpA	3,166,598	46,618,372
Mediaset SpA	22,377,539	70,259,080
		116,877,452
Japan | 17.6%
AEON Financial Service Co., Ltd.	8,627,800	150,323,375
Asics Corp.	5,572,450	112,041,417
Daiwa House Industry Co., Ltd.	7,664,500	209,923,814
Don Quijote Holdings Co., Ltd.	6,308,300	231,205,307
FANUC Corp.	740,700	125,361,148
Hoshizaki Corp.	155,400	14,193,931
Japan Tobacco, Inc.	3,860,605	157,725,223
KDDI Corp.	7,658,800	235,680,905
Makita Corp.	1,633,600	116,174,954
		1,352,630,074
Mexico | 0.6%
Grupo Financiero Banorte SAB de CV, Class O	8,941,003	46,937,413
Netherlands | 1.2%
Wolters Kluwer NV	2,180,509	93,312,690
New Zealand | 1.1%
Z Energy, Ltd.	13,843,427	84,719,191
Norway | 3.8%
Statoil ASA	9,530,391	159,885,403
Telenor ASA	7,801,785	134,153,305
		294,038,708
Philippines | 1.9%
Alliance Global Group, Inc.	223,293,600	73,118,402
GT Capital Holdings, Inc.	2,336,215	69,283,723
		142,402,125
South Africa | 1.6%
Mediclinic International PLC	7,519,025	90,896,267
Nampak, Ltd.	22,653,113	32,143,489
Netcare, Ltd.	545,885	1,339,991
		124,379,747
Sweden | 2.8%
Assa Abloy AB, Class B	6,365,458	129,248,886
Swedbank AB, A Shares	3,656,362	85,863,851
		215,112,737
Switzerland | 2.8%
Actelion, Ltd.	776,670	134,468,239

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Cie Financiere Richemont SA	1,301,130	$79,286,563
		213,754,802
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	23,655,000	138,730,804
Thailand | 0.8%
Kasikornbank Public Co. Ltd.	11,629,350	63,222,571
Turkey | 1.5%
Turkcell Iletisim Hizmetleri AS (a)	18,219,051	59,071,190
Turkiye Garanti Bankasi AS	20,704,809	54,998,700
		114,069,890
United Kingdom | 14.5%
Associated British Foods PLC	2,113,178	71,213,854
British American Tobacco PLC	3,602,083	230,361,751
Compass Group PLC	8,691,961	168,558,594
Diageo PLC	4,139,849	118,702,184
Howden Joinery Group PLC	6,172,235	34,540,399
Informa PLC	17,387,526	160,633,114
Merlin Entertainments PLC	13,395,416	76,422,224
Prudential PLC	8,930,621	158,504,887
Worldpay Group PLC	24,779,898	95,134,848
		1,114,071,855
United States | 3.5%
Aon PLC	2,086,160	234,672,138
Signet Jewelers, Ltd.	488,188	36,384,652
		271,056,790
Total Common Stocks (Cost $6,972,023,288)		7,353,352,515
Short-Term Investment | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $291,269,142)	291,269,142	291,269,142
Total Investments | 99.5% (Cost $7,263,292,430) (b)		$7,644,621,657
Cash and Other Assets in Excess of Liabilities | 0.5%		39,856,599

Net Assets | 100.0%		$7,684,478,256

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 102.4%
Australia | 7.8%
Amcor, Ltd.	2,166	$25,186
Aristocrat Leisure, Ltd.	1,373	16,656
BlueScope Steel, Ltd.	979	5,817
Cochlear, Ltd.	134	14,526
Computershare, Ltd.	292	2,311
CSL, Ltd.	568	46,647
Fortescue Metals Group, Ltd.	1,338	5,098
Harvey Norman Holdings, Ltd.	2,477	9,886
JB Hi-Fi, Ltd.	213	4,744
Magellan Financial Group, Ltd.	418	6,965
Qantas Airways, Ltd.	2,133	5,117
Regis Resources, Ltd.	1,673	4,836
Sandfire Resources NL	923	3,577
		151,366
Austria | 0.3%
Erste Group Bank AG	229	6,782
Belgium | 0.4%
Ontex Group NV	130	4,124
Telenet Group Holding NV (a)	77	4,016
		8,140
China | 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	5,700	3,155
Denmark | 2.7%
Novo Nordisk A/S, Class B	1,041	43,374
Vestas Wind Systems A/S	120	9,914
		53,288
Faeroe Islands | 0.2%
Bakkafrost P/F	112	4,686
Finland | 1.3%
Kone Oyj, Class B	493	25,014
France | 9.3%
Airbus Group SE	347	20,990
AXA SA	898	19,106
BNP Paribas SA	520	26,736
CNP Assurances	295	4,956
Elis SA	192	3,169
Faurecia	200	7,826
Hermes International	24	9,765
Orange SA	839	13,129
Peugeot SA (a)	252	3,847
Rubis SCA	71	6,508
Sanofi	33	2,514
Societe Generale SA	572	19,740
Description	Shares	Fair Value
TOTAL SA	292	$13,840
Ubisoft Entertainment SA (a)	111	4,190
Unibail-Rodamco SE REIT	15	4,044
Valeo SA	367	21,402
		181,762
Germany | 8.6%
Allianz SE	49	7,273
BASF SE	281	24,030
Bayer AG	153	15,368
Continental AG	156	32,798
Daimler AG	58	4,086
Deutsche Post AG	108	3,375
MTU Aero Engines AG	55	5,564
Muenchener Rueckversicherungs AG	86	16,039
ProSiebenSat.1 Media SE	475	20,342
Rheinmetall AG	51	3,550
SAP SE	188	17,106
Siemens AG	120	14,048
United Internet AG	80	3,540
		167,119
Hong Kong | 4.8%
Jardine Matheson Holdings, Ltd.	300	18,224
Link Real Estate Investment Trust	1,000	7,379
The Wharf Holdings, Ltd.	5,000	36,636
WH Group, Ltd.	14,000	11,325
Wheelock & Co., Ltd.	2,000	11,881
Xinyi Automobile Glass Hong Kong Enterprises, Ltd.	1,000	211
Xinyi Glass Holdings, Ltd.	8,000	7,297
		92,953
Ireland | 2.3%
AerCap Holdings NV (a)	103	3,964
Experian PLC	1,635	32,759
Ryanair Holdings PLC Sponsored ADR	67	5,027
Smurfit Kappa Group PLC	103	2,294
		44,044
Italy | 0.7%
Assicurazioni Generali SpA	274	3,344
Enel SpA	2,249	10,030
		13,374
Japan | 25.3%
Advantest Corp.	300	4,059
Asahi Glass Co., Ltd.	1,000	6,475
Astellas Pharma, Inc.	500	7,808
Central Japan Railway Co. ADR	623	10,666
Daito Trust Construction Co., Ltd.	200	31,963

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Foster Electric Co., Ltd.	200	$3,671
Fuji Heavy Industries, Ltd.	100	3,755
Haseko Corp.	600	5,777
ITOCHU Corp.	200	2,505
JTEKT Corp.	900	13,527
Kakaku.com, Inc.	500	9,028
Kanamoto Co., Ltd.	300	7,711
KDDI Corp.	1,400	43,082
Lion Corp.	2,000	32,351
Mitsubishi Chemical Holdings Corp.	800	5,030
Mitsubishi Electric Corp.	4,000	51,210
Mitsubishi UFJ Financial Group, Inc.	5,500	27,734
Mitsui Chemicals, Inc.	2,000	9,532
Morinaga & Co., Ltd.	200	9,642
Murata Manufacturing Co., Ltd.	100	13,043
Nichirei Corp.	500	11,253
Nippon Light Metal Holdings Co., Ltd.	3,600	7,758
Nippon Telegraph & Telephone Corp.	400	18,268
Nissan Motor Co., Ltd.	2,600	25,461
ORIX Corp.	1,100	16,231
Sanden Holdings Corp.	1,000	2,983
Sompo Japan Nipponkoa Holdings, Inc.	300	8,877
Sumitomo Chemical Co., Ltd.	4,000	17,786
Sumitomo Mitsui Financial Group, Inc.	1,200	40,444
Teijin, Ltd.	600	11,638
The Dai-ichi Life Insurance Co., Ltd.	300	4,118
West Japan Railway Co.	300	18,571
West Japan Railway Co. ADR	191	11,837
		493,794
Netherlands | 2.8%
ASML Holding NV	56	6,141
GrandVision NV	90	2,501
Heineken Holding NV	55	4,409
Koninklijke Vopak NV	79	4,146
NN Group NV	521	15,991
Royal Dutch Shell PLC, A Shares	632	15,685
Wolters Kluwer NV	128	5,478
		54,351
Norway | 1.6%
Det Norske Oljeselskap ASA (a)	562	8,957
DNB ASA	439	5,767
Salmar ASA	154	4,710
Telenor ASA	501	8,615
Yara International ASA	97	3,230
		31,279
Description	Shares	Fair Value
Portugal | 1.5%
Altri SGPS SA	705	$2,463
Galp Energia SGPS SA	749	10,240
Jeronimo Martins SGPS SA	996	17,269
		29,972
Singapore | 0.9%
CapitaLand, Ltd.	4,800	11,338
United Overseas Bank, Ltd.	400	5,556
		16,894
South Africa | 0.2%
Mediclinic International PLC	361	4,340
Spain | 3.8%
Amadeus IT Group SA	169	8,443
Banco Bilbao Vizcaya Argentaria SA	777	4,698
Banco Santander SA	7,513	33,222
CaixaBank SA	5,638	14,244
Industria de Diseno Textil SA	336	12,456
		73,063
Sweden | 1.4%
Axfood AB	261	4,602
Boliden AB	275	6,458
Bonava AB, B Shares (a)	194	2,446
Husqvarna AB, B Shares	619	5,397
Volvo AB, Class B	746	8,508
		27,411
Switzerland | 8.3%
Actelion, Ltd.	210	36,358
Geberit AG	13	5,692
Nestle SA	564	44,441
Roche Holding AG	275	68,219
Swiss Life Holding AG	27	6,990
		161,700
United Kingdom | 17.3%
Admiral Group PLC	452	12,004
Anglo American PLC (a)	674	8,461
BAE Systems PLC	1,969	13,359
Bellway PLC	351	10,797
BP PLC	2,291	13,343
British American Tobacco PLC	532	34,023
BT Group PLC	4,762	24,010
Centrica PLC	10,475	30,983
Coca-Cola European Partners PLC	210	8,379
Compass Group PLC	454	8,804
Debenhams PLC	2,602	1,880
Direct Line Insurance Group PLC	577	2,728

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Hargreaves Lansdown PLC	450	$7,425
HSBC Holdings PLC	1,563	11,735
IG Group Holdings PLC	356	4,019
Imperial Brands PLC	187	9,639
J Sainsbury PLC	1,548	4,929
Moneysupermarket.com Group PLC	719	2,800
Pearson PLC	341	3,331
Petrofac, Ltd.	313	3,617
Provident Financial PLC	25	981
Reckitt Benckiser Group PLC	181	17,058
Rentokil Initial PLC	1,781	5,132
Rightmove PLC	73	3,995
Sky PLC	1,294	14,994
SSE PLC	1,951	39,604
Subsea 7 SA (a)	971	10,453
Tate & Lyle PLC	536	5,208
Taylor Wimpey PLC	1,880	3,763
Unilever NV	427	19,698
		337,152
United States | 0.7%
International Game Technology PLC	540	13,165
Total Common Stocks (Cost $2,004,066)		1,994,804
Short-Term Investment | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $43,541)	43,541	43,541
Total Investments | 104.6% (Cost $2,047,607) (b)		$2,038,345
Liabilities in Excess of Cash and Other Assets | (4.6)%		(90,356)

Net Assets | 100.0%		$1,947,989

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.6%
Australia | 3.5%
carsales.com, Ltd.	116,719	$1,073,938
MYOB Group, Ltd.	381,241	1,095,313
Pact Group Holdings, Ltd.	222,847	1,082,205
		3,251,456
Austria | 0.7%
S&T AG	56,550	643,169
Belgium | 1.4%
Kinepolis Group NV	28,480	1,324,510
Canada | 7.4%
AirBoss of America Corp.	78,300	790,789
Alaris Royalty Corp.	29,900	510,051
Altus Group, Ltd.	66,065	1,472,923
Element Financial Corp.	108,201	1,354,213
Genworth MI Canada, Inc.	33,612	864,927
Intertape Polymer Group, Inc.	75,000	1,294,257
Sandvine Corp.	253,577	564,385
		6,851,545
Cyprus | 1.2%
Aroundtown Property Holdings PLC (a)	222,653	1,130,685
Denmark | 0.9%
Nets A/S	42,053	869,878
Germany | 8.6%
AURELIUS Equity Opportunities SE & Co. KGaA	21,692	1,371,499
CompuGroup Medical SE	28,310	1,305,044
CTS Eventim AG & Co. KGaA	28,215	1,004,493
Duerr AG	16,506	1,385,726
Grand City Properties SA	46,946	918,451
Norma Group SE	19,240	989,857
PATRIZIA Immobilien AG (a)	47,505	1,039,902
		8,014,972
India | 1.0%
Indiabulls Housing Finance, Ltd.	74,003	922,917
Ireland | 2.1%
Cairn Homes PLC (a)	790,020	953,988
Greencore Group PLC	224,452	976,048
		1,930,036
Italy | 2.7%
Azimut Holding SpA	43,582	641,610
Cerved Information Solutions SpA	119,371	1,009,941
EI Towers SpA (a)	16,818	886,560
		2,538,111
Description	Shares	Fair Value
Japan | 26.3%
ABC-Mart, Inc.	15,400	$1,046,638
Ai Holdings Corp.	42,760	1,029,581
Ain Holdings, Inc.	20,000	1,361,943
Anicom Holdings, Inc.	42,200	1,036,005
Ariake Japan Co., Ltd.	18,800	1,013,588
Broadleaf Co., Ltd.	96,500	1,058,004
Daikyonishikawa Corp.	68,200	842,404
Financial Products Group Co., Ltd.	133,537	1,240,699
Iriso Electronics Co., Ltd.	18,391	983,234
JAFCO Co., Ltd.	38,300	1,125,122
MISUMI Group, Inc.	85,500	1,601,468
Nissei ASB Machine Co., Ltd.	66,700	1,148,224
Rinnai Corp.	9,200	854,451
Santen Pharmaceutical Co., Ltd.	51,100	753,582
Sanwa Holdings Corp.	96,800	936,650
Sawai Pharmaceutical Co., Ltd.	14,400	1,021,869
Seria Co., Ltd.	19,000	1,539,540
Skylark Co., Ltd.	87,000	1,170,804
TechnoPro Holdings, Inc.	30,900	1,163,985
Temp Holdings Co., Ltd.	59,000	1,036,503
USS Co., Ltd.	62,300	1,053,121
Zenkoku Hosho Co., Ltd.	33,042	1,365,903
		24,383,318
Luxembourg | 1.1%
Stabilus SA (a)	18,867	1,061,713
Mexico | 1.7%
Nemak SAB de CV	655,600	721,879
Unifin Financiera SAB de CV SOFOM ENR	288,860	871,508
		1,593,387
Netherlands | 2.3%
Aalberts Industries NV	32,110	1,094,873
Intertrust NV	41,939	1,006,069
		2,100,942
New Zealand | 1.9%
SKYCITY Entertainment Group, Ltd.	250,728	838,076
Z Energy, Ltd.	149,149	912,764
		1,750,840
Norway | 1.3%
Europris ASA	241,452	1,223,722
Portugal | 1.1%
NOS SGPS SA	143,087	973,582
Singapore | 0.9%
XP Power, Ltd.	39,492	847,154

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Spain | 1.0%
Euskaltel SA (a)	92,551	$918,996
Sweden | 7.2%
Alimak Group AB	98,653	1,014,525
Granges AB	92,114	939,320
Indutrade AB	48,520	1,040,797
Inwido AB	101,872	1,376,844
Lifco AB, B Shares	36,115	976,500
Loomis AB, B Shares	41,737	1,288,609
		6,636,595
Switzerland | 1.3%
Kardex AG	12,715	1,219,802
Taiwan | 3.2%
Cleanaway Co., Ltd.	122,000	673,989
Primax Electronics, Ltd.	488,000	717,891
Sporton International, Inc.	160,470	803,191
Zeng Hsing Industrial Co., Ltd.	146,000	751,050
		2,946,121
United Arab Emirates | 1.0%
NMC Health PLC	54,248	962,239
United Kingdom | 16.2%
Arrow Global Group PLC	244,616	934,925
Ashtead Group PLC	59,650	982,678
Auto Trader Group PLC	166,265	873,870
Clinigen Healthcare, Ltd.	144,202	1,340,126
Dignity PLC	31,638	1,149,110
EMIS Group PLC	57,542	701,375
Equiniti Group PLC	63,371	163,660
Hunting PLC	108,606	645,593
IG Group Holdings PLC	92,384	1,042,965
John Wood Group PLC	75,233	740,926
Polypipe Group PLC	274,939	1,002,023
Rentokil Initial PLC	368,240	1,061,025
Rightmove PLC	21,912	1,199,100
RPC Group PLC	131,817	1,640,203
Savills PLC	96,485	896,471
Workspace Group PLC REIT	75,815	685,908
		15,059,958
United States | 1.6%
Frank’s International NV	52,000	676,000
Samsonite International SA	249,900	798,494
		1,474,494
Total Common Stocks (Cost $80,785,096)		90,630,142
Description	Shares	Fair Value
Short-Term Investment | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $1,926,707)	1,926,707	$1,926,707
Total Investments | 99.7% (Cost $82,711,803) (b)		$92,556,849
Cash and Other Assets in Excess of Liabilities | 0.3%		240,324

Net Assets | 100.0%		$92,797,173

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 95.4%
Belgium | 2.7%
Anheuser-Busch InBev SA/NV	6,291	$825,843
Canada | 1.3%
Canadian National Railway Co.	5,950	388,942
China | 1.1%
Tencent Holdings, Ltd.	12,020	333,052
Denmark | 2.1%
Carlsberg A/S, Class B	3,808	363,807
Novo Nordisk A/S, Class B	6,502	270,909
		634,716
Finland | 1.8%
Sampo Oyj, A Shares	12,633	561,939
Germany | 3.9%
Continental AG	1,555	326,931
GEA Group AG	6,119	339,412
Symrise AG	7,138	523,169
		1,189,512
Hong Kong | 1.1%
AIA Group, Ltd.	50,745	339,997
India | 0.5%
Indiabulls Housing Finance, Ltd. GDR	13,303	165,489
Ireland | 2.3%
Shire PLC	10,691	691,011
Israel | 1.0%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	6,500	299,065
Italy | 1.6%
Davide Campari-Milano SpA	42,005	473,239
Japan | 5.5%
AEON Financial Service Co., Ltd.	18,825	327,991
Daiwa House Industry Co., Ltd.	19,385	530,938
Recruit Holdings Co., Ltd.	9,620	391,349
Ryohin Keikaku Co., Ltd.	2,060	414,976
		1,665,254
Netherlands | 4.0%
NXP Semiconductors NV (a)	6,105	622,771
Wolters Kluwer NV	13,984	598,431
		1,221,202
Norway | 0.4%
Europris ASA	25,958	131,560
Description	Shares	Fair Value
South Africa | 0.7%
Sanlam, Ltd.	44,467	$207,277
Sweden | 2.0%
Assa Abloy AB, Class B	29,821	605,507
Switzerland | 1.9%
Actelion, Ltd.	3,336	577,576
Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	12,775	390,787
United Kingdom | 6.6%
British American Tobacco PLC	5,300	338,948
Compass Group PLC	22,049	427,584
Prudential PLC	17,952	318,621
RELX NV	34,999	628,481
Unilever PLC	6,347	300,892
		2,014,526
United States | 53.6%
Accenture PLC, Class A	3,685	450,196
Alphabet, Inc., Class A (a)	1,007	809,688
Alphabet, Inc., Class C (a)	591	459,378
Aon PLC	4,130	464,584
Apple, Inc.	7,077	800,055
Applied Materials, Inc.	9,095	274,214
AutoZone, Inc. (a)	549	421,819
Bristol-Myers Squibb Co.	6,410	345,627
Cisco Systems, Inc.	16,555	525,125
CVS Health Corp.	2,995	266,525
Eaton Corp. PLC	4,815	316,394
EOG Resources, Inc.	2,855	276,107
Fidelity National Information Services, Inc.	5,085	391,697
Honeywell International, Inc.	4,358	508,099
Intercontinental Exchange, Inc.	1,836	494,545
Johnson Controls International PLC	7,725	359,444
Kellogg Co.	3,105	240,544
McKesson Corp.	1,873	312,323
Mead Johnson Nutrition Co.	2,885	227,944
Microsoft Corp.	11,590	667,584
Molson Coors Brewing Co., Class B	4,684	514,303
Monsanto Co.	2,990	305,578
Quintiles Transnational Holdings, Inc. (a)	10,445	846,672
Reynolds American, Inc.	10,955	516,528
Rockwell Automation, Inc.	3,800	464,892
S&P Global, Inc.	3,605	456,249
Schlumberger, Ltd.	9,366	736,542
Snap-on, Inc.	1,855	281,886
The Charles Schwab Corp.	11,275	355,952

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
The Procter & Gamble Co.	5,165	$463,559
Thermo Fisher Scientific, Inc.	2,885	458,888
United Technologies Corp.	5,664	575,462
Vantiv, Inc., Class A (a)	7,610	428,215
Visa, Inc., Class A	6,938	573,773
Zoetis, Inc.	13,492	701,719
		16,292,110
Total Common Stocks (Cost $26,554,192)		29,008,604
Short-Term Investment | 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $1,462,037)	1,462,037	1,462,037
Total Investments | 100.2% (Cost $28,016,229) (b)		$30,470,641
Liabilities in Excess of Cash and Other Assets | (0.2)%		(75,676)

Net Assets | 100.0%		$30,394,965

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 99.4%
Australia | 1.8%
Caltex Australia, Ltd.	14,141	$373,287
Belgium | 2.0%
Anheuser-Busch InBev SA/NV	3,165	415,481
China | 0.6%
China Resources Beer Holdings Co., Ltd. (a)	55,333	118,048
Denmark | 1.8%
Carlsberg A/S, Class B	3,852	368,011
Finland | 2.1%
Sampo Oyj, A Shares	9,785	435,254
France | 3.1%
Faurecia	5,263	205,944
Iliad SA	779	163,467
Vivendi SA	13,230	266,597
		636,008
Indonesia | 0.6%
PT Media Nusantara Citra Tbk	801,600	124,070
Ireland | 2.6%
Shire PLC	8,337	538,861
Israel | 1.7%
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	7,624	350,780
Italy | 0.9%
Mediaset SpA	60,106	188,716
Japan | 7.3%
Ain Holdings, Inc.	2,900	197,482
Asics Corp.	12,100	243,286
Daiwa House Industry Co., Ltd.	15,600	427,270
Don Quijote Holdings Co., Ltd.	6,500	238,231
KDDI Corp.	13,200	406,198
		1,512,467
New Zealand | 1.9%
Trade Me Group, Ltd.	47,864	196,008
Z Energy, Ltd.	31,422	192,297
		388,305
Norway | 1.0%
Europris ASA	41,411	209,878
Philippines | 0.9%
Alliance Global Group, Inc.	609,300	199,518
South Africa | 3.9%
Mediclinic International PLC	16,912	204,446
Nampak, Ltd.	134,803	191,278
Netcare, Ltd.	1,470	3,608
Description	Shares	Fair Value
Pioneer Foods Group, Ltd.	15,030	$190,633
Sanlam, Ltd.	48,537	226,249
		816,214
Switzerland | 1.7%
Actelion, Ltd.	2,095	362,716
Taiwan | 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	13,928	426,058
Turkey | 0.8%
Turkiye Garanti Bankasi AS	59,943	159,228
United Kingdom | 8.7%
British American Tobacco PLC	6,778	433,469
Informa PLC	45,489	420,246
Merlin Entertainments PLC	34,876	198,971
Prudential PLC	12,157	215,769
Spire Healthcare Group PLC	55,313	282,904
Worldpay Group PLC	69,893	268,333
		1,819,692
United States | 54.0%
Activision Blizzard, Inc.	11,594	513,614
Advance Auto Parts, Inc.	2,501	372,949
Alphabet, Inc., Class A (a)	1,256	1,009,899
Aon PLC	4,115	462,896
Celgene Corp. (a)	2,956	308,991
Cisco Systems, Inc.	10,049	318,754
eBay, Inc. (a)	6,500	213,850
EOG Resources, Inc.	3,323	321,367
Fidelity National Information Services, Inc.	3,193	245,957
Halliburton Co.	4,849	217,623
International Flavors & Fragrances, Inc.	2,072	296,234
Kellogg Co.	2,464	190,886
McKesson Corp.	1,281	213,607
Microsoft Corp.	13,524	778,982
Molson Coors Brewing Co., Class B	6,409	703,708
Morningstar, Inc.	3,059	242,487
Nielsen Holdings PLC	8,907	477,148
Quintiles Transnational Holdings, Inc. (a)	5,925	480,280
Reynolds American, Inc.	17,544	827,200
Rockwell Automation, Inc.	1,356	165,893
Signet Jewelers, Ltd.	1,152	85,859
Snap-on, Inc.	1,277	194,053
The Procter & Gamble Co.	4,768	427,928
Union Pacific Corp.	2,471	240,997
Valvoline, Inc.	8,600	202,014
Vertex Pharmaceuticals, Inc. (a)	2,252	196,397
Visa, Inc., Class A	9,373	775,147

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Walgreens Boots Alliance, Inc.	3,809	$307,082
Zoetis, Inc.	8,017	416,964
		11,208,766
Total Common Stocks (Cost $19,320,136)		20,651,358
Total Investments | 99.4% (Cost $19,320,136) (b)		$20,651,358
Cash and Other Assets in Excess of Liabilities | 0.6%		118,215

Net Assets | 100.0%		$20,769,573

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 100.0%
Australia | 5.6%
AGL Energy, Ltd.	439	$6,412
Blackmores, Ltd.	60	5,379
CSL, Ltd.	464	38,106
Goodman Group REIT	1,179	6,586
Harvey Norman Holdings, Ltd.	2,391	9,543
Investa Office Fund REIT	2,242	7,852
JB Hi-Fi, Ltd.	488	10,870
Regis Resources, Ltd.	2,774	8,018
Resolute Mining, Ltd.	7,347	10,820
Sandfire Resources NL	1,574	6,100
Saracen Mineral Holdings, Ltd. (a)	7,533	8,120
Telstra Corp., Ltd.	3,406	13,528
The GPT Group REIT	2,300	8,926
Wesfarmers, Ltd.	181	6,124
		146,384
Belgium | 0.3%
Telenet Group Holding NV (a)	131	6,833
Canada | 7.2%
Alamos Gold, Inc., Class A	876	7,211
Alimentation Couche-Tard, Inc., Class B	191	9,256
BCE, Inc.	497	22,953
Canadian Imperial Bank of Commerce	419	32,490
Canadian National Railway Co.	103	6,733
CGI Group, Inc., Class A (a)	153	7,288
CI Financial Corp.	354	6,791
Colliers International Group, Inc.	165	6,926
Constellation Software, Inc.	15	6,762
Corus Entertainment, Inc., B Shares	555	5,140
Dollarama, Inc.	170	13,273
Emera, Inc.	145	5,229
Intact Financial Corp.	182	13,157
Metro, Inc.	421	13,821
Open Text Corp.	122	7,902
Pembina Pipeline Corp.	208	6,338
Quebecor, Inc., Class B	366	11,123
Transcontinental, Inc., Class A	376	5,050
		187,443
Denmark | 1.5%
Coloplast A/S, Class B	191	14,811
Jyske Bank A/S	236	11,041
Novo Nordisk A/S, Class B	351	14,625
		40,477
Description	Shares	Fair Value
Finland | 0.6%
Kone Oyj, Class B	135	$6,850
Orion Oyj, Class B	196	7,725
		14,575
Germany | 1.0%
MTU Aero Engines AG	169	17,097
Muenchener Rueckversicherungs AG	50	9,325
		26,422
Hong Kong | 4.5%
CLP Holdings, Ltd.	2,000	20,764
Jardine Matheson Holdings, Ltd.	200	12,149
Link Real Estate Investment Trust	6,000	44,271
The Wharf Holdings, Ltd.	2,000	14,655
Wheelock & Co., Ltd.	3,000	17,821
Yue Yuen Industrial Holdings, Ltd.	2,000	8,293
		117,953
Ireland | 0.3%
Ryanair Holdings PLC Sponsored ADR	111	8,328
Israel | 1.1%
Bank Hapoalim BM	1,485	8,420
Israel Discount Bank, Ltd., Class A (a)	3,874	7,127
Nice, Ltd.	87	5,818
Orbotech, Ltd. (a)	273	8,083
		29,448
Italy | 0.4%
Recordati SpA	295	9,482
Japan | 7.5%
Amano Corp.	200	3,196
Astellas Pharma, Inc.	700	10,932
Azbil Corp.	200	6,044
Daito Trust Construction Co., Ltd.	200	31,963
Heiwa Corp.	400	8,893
Japan Airlines Co., Ltd.	200	5,888
KDDI Corp.	200	6,154
Kuraray Co., Ltd.	500	7,421
Morinaga & Co., Ltd.	400	19,284
Nichirei Corp.	500	11,253
Nippon Telegraph & Telephone Corp.	100	4,567
Oji Holdings Corp.	2,000	7,914
Sumitomo Osaka Cement Co., Ltd.	2,000	9,297
Taikisha, Ltd.	200	4,929
Teijin, Ltd.	400	7,758
The San-In Godo Bank, Ltd.	1,100	7,523
Toray Industries, Inc.	2,000	19,459
West Japan Railway Co.	100	6,190
Yamaguchi Financial Group, Inc.	1,000	10,656

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Yoshinoya Holdings Co., Ltd.	500	$7,164
		196,485
Malta | 0.4%
Unibet Group PLC SDR	1,183	10,986
Netherlands | 0.9%
Koninklijke Vopak NV	167	8,766
NN Group NV	448	13,750
		22,516
New Zealand | 0.3%
Fletcher Building, Ltd.	1,175	9,195
Norway | 1.0%
Det Norske Oljeselskap ASA (a)	718	11,443
Leroy Seafood Group ASA	123	6,227
Telenor ASA	466	8,013
		25,683
Portugal | 0.3%
Galp Energia SGPS SA	575	7,861
Singapore | 1.3%
CapitaLand, Ltd.	3,400	8,031
SATS, Ltd.	2,100	7,668
Singapore Airlines, Ltd.	2,200	17,016
		32,715
Spain | 0.1%
Corporacion Financiera Alba SA	60	2,521
Sweden | 0.6%
Axfood AB	438	7,723
Castellum AB	512	7,666
		15,389
Switzerland | 1.8%
Actelion, Ltd.	61	10,561
Roche Holding AG	149	36,963
		47,524
United Kingdom | 6.0%
Admiral Group PLC	196	5,205
BAE Systems PLC	1,010	6,853
Bellway PLC	232	7,137
Berendsen PLC	544	8,778
BT Group PLC	3,643	18,368
Centrica PLC	9,560	28,277
Cineworld Group PLC	731	5,485
Compass Group PLC	910	17,647
Debenhams PLC	4,182	3,021
Greggs PLC	128	1,682
Halma PLC	485	6,594
Description	Shares	Fair Value
Hargreaves Lansdown PLC	322	$5,313
National Grid PLC	420	5,936
Provident Financial PLC	126	4,941
RELX PLC	360	6,832
Rentokil Initial PLC	4,779	13,770
Wm Morrison Supermarkets PLC	3,781	10,673
		156,512
United States | 57.3%
3M Co.	227	40,004
Accenture PLC, Class A	58	7,086
Aetna, Inc.	58	6,696
Alphabet, Inc., Class A (a)	8	6,432
Altria Group, Inc.	101	6,386
Amdocs, Ltd.	144	8,330
American Electric Power Co., Inc.	608	39,040
Amgen, Inc.	39	6,506
Aon PLC	109	12,261
AT&T, Inc.	1,119	45,443
Automatic Data Processing, Inc.	207	18,257
Baxter International, Inc.	454	21,610
Bristol-Myers Squibb Co.	139	7,495
Bunge, Ltd.	134	7,937
C.R. Bard, Inc.	80	17,942
Campbell Soup Co.	602	32,929
Cardinal Health, Inc.	79	6,138
Carnival Corp.	326	15,915
CBOE Holdings, Inc.	245	15,888
Church & Dwight Co., Inc.	190	9,105
Cigna Corp.	50	6,516
Citrix Systems, Inc. (a)	80	6,818
Colgate-Palmolive Co.	105	7,785
Comcast Corp., Class A	101	6,700
ConAgra Foods, Inc.	167	7,867
Darden Restaurants, Inc.	302	18,519
Delta Air Lines, Inc.	120	4,723
Dr Pepper Snapple Group, Inc.	314	28,671
Equity Residential REIT	114	7,334
Everest Re Group, Ltd.	182	34,575
Exelon Corp.	406	13,516
FactSet Research Systems, Inc.	135	21,884
FedEx Corp.	65	11,354
Fifth Third Bancorp	374	7,652
Fiserv, Inc. (a)	89	8,853
Foot Locker, Inc.	117	7,923
General Dynamics Corp.	49	7,603
General Mills, Inc.	482	30,790
Genpact, Ltd. (a)	245	5,868

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Great Plains Energy, Inc.	639	$17,438
Hasbro, Inc.	116	9,202
HCA Holdings, Inc. (a)	148	11,193
HP, Inc.	442	6,864
Huntington Ingalls Industries, Inc.	80	12,274
IDEXX Laboratories, Inc. (a)	102	11,498
Intel Corp.	250	9,438
Intuit, Inc.	158	17,382
Johnson & Johnson	364	42,999
Kimberly-Clark Corp.	307	38,725
Lowe’s Cos., Inc.	118	8,521
Marsh & McLennan Cos., Inc.	284	19,099
MasterCard, Inc.	111	11,296
Mettler-Toledo International, Inc. (a)	29	12,175
Motorola Solutions, Inc.	78	5,950
MSCI, Inc.	103	8,646
NIKE, Inc., Class B	303	15,953
Nordstrom, Inc.	193	10,013
Northrop Grumman Corp.	40	8,558
O’Reilly Automotive, Inc. (a)	68	19,048
Omnicom Group, Inc.	169	14,365
Paychex, Inc.	294	17,014
PepsiCo, Inc.	372	40,462
Pinnacle West Capital Corp.	134	10,183
Pool Corp.	193	18,242
Post Holdings, Inc. (a)	81	6,251
Primerica, Inc.	280	14,848
Public Service Enterprise Group, Inc.	595	24,913
Quest Diagnostics, Inc.	103	8,717
Quintiles Transnational Holdings, Inc. (a)	82	6,647
Republic Services, Inc.	351	17,708
Rockwell Collins, Inc.	174	14,675
Ross Stores, Inc.	272	17,490
S&P Global, Inc.	169	21,389
Sanderson Farms, Inc.	75	7,225
Skyworks Solutions, Inc.	90	6,853
Spirit AeroSystems Holdings, Inc., Class A (a)	183	8,151
Starbucks Corp.	285	15,430
Sysco Corp.	403	19,751
Texas Instruments, Inc.	111	7,790
The Clorox Co.	302	37,804
The Estee Lauder Cos., Inc., Class A	70	6,199
The Kroger Co.	890	26,415
The Procter & Gamble Co.	77	6,911
The Southern Co.	737	37,808
The TJX Cos., Inc.	300	22,434
Description	Shares	Fair Value
Time Warner, Inc.	256	$20,380
Tyson Foods, Inc., Class A	393	29,345
UnitedHealth Group, Inc.	77	10,780
Unum Group	266	9,392
Verizon Communications, Inc.	711	36,959
Visa, Inc., Class A	85	7,030
Wal-Mart Stores, Inc.	234	16,876
Waters Corp. (a)	114	18,068
WellCare Health Plans, Inc. (a)	57	6,674
Wyndham Worldwide Corp.	111	7,474
Xcel Energy, Inc.	503	20,694
		1,491,970
Total Common Stocks (Cost $2,469,235)		2,606,702
Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $93,221)	93,221	93,221
Total Investments | 103.6% (Cost $2,562,456) (b)		$2,699,923
Liabilities in Excess of Cash and Other Assets | (3.6)%		(95,039)

Net Assets | 100.0%		$2,604,884

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 97.5%
Argentina | 1.4%
YPF SA Sponsored ADR	8,988,228	$163,765,514
Brazil | 10.5%
Ambev SA ADR	30,473,440	185,583,250
Banco do Brasil SA	32,757,334	229,653,372
BB Seguridade Participacoes SA	20,856,000	191,620,091
CCR SA	33,842,934	176,283,167
Cielo SA	24,158,766	241,502,232
Localiza Rent a Car SA	8,421,407	102,699,138
Natura Cosmeticos SA	6,852,378	65,802,551
		1,193,143,801
China | 16.8%
AAC Technologies Holdings, Inc.	12,418,000	125,747,823
Baidu, Inc. Sponsored ADR (a)	1,818,739	331,137,810
China Construction Bank Corp., Class H	681,520,220	508,669,913
China Mobile, Ltd. Sponsored ADR	5,358,504	329,655,166
China Shenhua Energy Co., Ltd., Class H	44,894,610	89,057,955
CNOOC, Ltd.	80,807,000	101,816,914
NetEase, Inc. ADR	1,368,204	329,436,159
Weichai Power Co., Ltd., Class H †	72,949,644	98,332,027
		1,913,853,767
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	25,197,626	99,404,332
Hong Kong | 0.3%
Huabao International Holdings, Ltd. (a)	102,207,000	39,463,954
Hungary | 1.7%
OTP Bank Nyrt.	7,368,025	194,015,941
India | 10.0%
Axis Bank, Ltd.	27,780,992	227,770,414
Bajaj Auto, Ltd.	2,512,948	107,495,677
Bharat Heavy Electricals, Ltd.	24,450,535	49,708,349
HCL Technologies, Ltd.	11,414,533	136,894,573
Hero MotoCorp, Ltd.	3,480,855	179,480,027
Oil and Natural Gas Corp., Ltd.	2,301,359	8,906,046
Punjab National Bank (a)	58,185,391	124,028,781
Tata Consultancy Services, Ltd.	8,177,972	299,585,094
		1,133,868,961
Indonesia | 6.8%
PT Astra International Tbk	241,638,100	153,531,611
PT Bank Mandiri (Persero) Tbk	225,972,921	194,769,868
PT Semen Indonesia (Persero) Tbk	99,378,700	77,214,060
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	4,743,855	313,473,938
Description	Shares	Fair Value
PT United Tractors Tbk	24,856,184	$33,784,127
		772,773,604
Malaysia | 0.6%
British American Tobacco Malaysia Berhad	5,876,700	69,826,702
Mexico | 3.2%
America Movil SAB de CV, Class L Sponsored ADR	13,985,669	159,996,054
Grupo Mexico SAB de CV, Series B	41,315,647	101,042,457
Kimberly-Clark de Mexico SAB de CV, Series A	43,634,995	98,703,226
		359,741,737
Pakistan | 2.1%
Habib Bank, Ltd.	42,148,800	89,376,433
Oil & Gas Development Co., Ltd.	38,754,349	52,635,665
Pakistan Petroleum, Ltd.	60,689,202	95,429,713
		237,441,811
Philippines | 1.0%
PLDT, Inc. Sponsored ADR	3,196,750	114,028,072
Russia | 8.8%
ALROSA PAO	65,067,611	89,630,504
Gazprom PJSC Sponsored ADR	33,866,657	142,680,700
Lukoil PJSC Sponsored ADR	4,334,002	210,674,580
Magnit PJSC Sponsored GDR	538,089	22,432,931
Magnit PJSC Sponsored GDR (c), (d)	1,211,865	50,522,652
Mobile TeleSystems PJSC Sponsored ADR	18,903,443	144,233,270
Sberbank of Russia PJSC	145,465,204	337,209,919
		997,384,556
South Africa | 8.7%
Bid Corp., Ltd.	2,875,178	54,412,808
Imperial Holdings, Ltd.	8,504,899	103,859,076
Life Healthcare Group Holdings, Ltd.	30,359,003	83,844,613
Nedbank Group, Ltd.	6,148,313	99,807,060
PPC, Ltd. †	88,324,812	34,600,097
Sanlam, Ltd.	21,179,661	98,726,197
Shoprite Holdings, Ltd.	12,581,794	175,720,088
Standard Bank Group, Ltd.	10,242,651	105,238,137
The Bidvest Group, Ltd.	4,760,297	56,127,377
Vodacom Group, Ltd.	8,280,666	93,092,954
Woolworths Holdings, Ltd.	16,110,162	90,870,276
		996,298,683
South Korea | 12.9%
Coway Co., Ltd.	1,519,110	131,436,634
Hanwha Life Insurance Co., Ltd.	24,214,300	127,017,351
Hyundai Mobis Co., Ltd.	809,334	202,630,106
KB Financial Group, Inc.	3,236,981	111,203,106
KT&G Corp.	769,111	87,595,971

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Samsung Electronics Co., Ltd.	279,965	$408,034,095
Shinhan Financial Group Co., Ltd.	5,125,363	187,739,938
SK Hynix, Inc.	5,671,794	207,578,212
		1,463,235,413
Taiwan | 5.6%
Hon Hai Precision Industry Co., Ltd.	36,253,032	91,784,900
Taiwan Semiconductor Manufacturing Co., Ltd.	92,829,284	544,421,103
		636,206,003
Thailand | 1.6%
Kasikornbank Public Co. Ltd.	12,321,154	66,983,540
PTT Exploration & Production Public Co. Ltd.	16,055,170	37,531,566
The Siam Cement Public Co. Ltd.	5,548,200	83,201,570
		187,716,676
Turkey | 4.6%
Akbank TAS	47,062,717	126,407,823
KOC Holding AS	23,332,735	100,235,812
Tupras-Turkiye Petrol Rafinerileri AS	4,141,028	78,534,954
Turk Telekomunikasyon AS	16,918,658	32,036,666
Turkcell Iletisim Hizmetleri AS (a)	28,666,032	92,943,185
Turkiye Is Bankasi AS, C Shares	61,978,030	98,327,845
		528,486,285
Total Common Stocks (Cost $11,014,148,852)		11,100,655,812
Short-Term Investment | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $211,454,390)	211,454,390	$211,454,390
Total Investments | 99.4% (Cost $11,225,603,242) (b)		$11,312,110,202
Cash and Other Assets in Excess of Liabilities | 0.6%		63,311,850

Net Assets | 100.0%		$11,375,422,052

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 96.5%
Brazil | 4.9%
AES Tiete Energia SA	316,600	$1,558,589
Braskem SA A Shares	225,700	1,742,640
CCR SA	238,200	1,240,751
Telefonica Brasil SA ADR	135,600	1,962,132
		6,504,112
China | 22.1%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	27,800	2,940,962
Baidu, Inc. Sponsored ADR (a)	8,454	1,539,220
China Lodging Group, Ltd. Sponsored ADR	24,900	1,122,741
China Mobile, Ltd. Sponsored ADR	63,400	3,900,368
CT Environmental Group, Ltd.	4,110,000	1,197,483
ENN Energy Holdings, Ltd.	338,000	1,649,742
Industrial & Commercial Bank of China, Ltd., Class H	6,554,633	4,134,540
NetEase, Inc. ADR	8,700	2,094,786
PICC Property & Casualty Co., Ltd., Class H	1,129,180	1,888,115
Ping An Insurance (Group) Co. of China, Ltd., Class H	383,000	2,004,613
Tencent Holdings, Ltd.	203,200	5,630,302
Vipshop Holdings, Ltd. ADR (a)	97,505	1,430,398
		29,533,270
Colombia | 1.1%
Ecopetrol SA Sponsored ADR (a)	168,400	1,475,184
Hong Kong | 2.8%
Haier Electronics Group Co., Ltd.	530,000	877,688
Lee & Man Paper Manufacturing, Ltd.	1,686,000	1,540,499
Techtronic Industries Co., Ltd.	339,500	1,331,404
		3,749,591
India | 8.1%
Aurobindo Pharma, Ltd.	105,868	1,366,920
HDFC Bank, Ltd. ADR	50,369	3,621,027
Motherson Sumi Systems, Ltd.	238,278	1,146,872
Tata Consultancy Services, Ltd.	40,123	1,469,833
Tata Motors, Ltd. Sponsored ADR	50,957	2,037,261
UPL, Ltd.	112,529	1,145,424
		10,787,337
Indonesia | 2.6%
PT Bank Mandiri (Persero) Tbk	2,132,100	1,837,693
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	25,880	1,710,150
		3,547,843
Description	Shares	Fair Value
Luxembourg | 0.8%
Tenaris SA ADR	37,600	$1,067,840
Mexico | 5.1%
Alsea SAB de CV	460,300	1,557,538
Arca Continental SAB de CV	150,600	896,311
Gruma SAB de CV, Class B	65,723	862,240
Grupo Aeroportuario del Pacifico SAB de CV ADR	12,800	1,215,616
Grupo Financiero Banorte SAB de CV, Class O	266,700	1,400,090
Wal-Mart de Mexico SAB de CV	415,271	909,153
		6,840,948
Peru | 0.9%
Credicorp, Ltd.	8,250	1,255,815
Philippines | 2.0%
BDO Unibank, Inc.	556,790	1,263,560
GT Capital Holdings, Inc.	47,240	1,400,968
		2,664,528
Portugal | 1.1%
Galp Energia SGPS SA	104,042	1,422,393
Russia | 6.2%
Lukoil PJSC Sponsored ADR	88,539	4,304,062
Magnit PJSC Sponsored GDR	43,597	1,817,559
Sberbank of Russia PJSC Sponsored ADR	239,589	2,245,963
		8,367,584
South Africa | 5.4%
FirstRand, Ltd.	429,604	1,489,757
Mondi PLC	79,341	1,667,979
Mr. Price Group, Ltd.	63,452	702,605
Naspers, Ltd., N Shares	14,697	2,547,099
Woolworths Holdings, Ltd.	148,054	835,107
		7,242,547
South Korea | 14.7%
Coway Co., Ltd.	11,709	1,013,088
Dongbu Insurance Co., Ltd.	26,802	1,663,942
Hyundai Department Store Co., Ltd.	12,060	1,298,391
Korea Zinc Co., Ltd.	4,248	1,860,523
KT&G Corp.	9,001	1,025,146
NCSoft Corp.	7,415	1,999,677
Samsung Electronics Co., Ltd.	5,769	8,408,011
SK Hynix, Inc.	66,967	2,450,881
		19,719,659
Taiwan | 11.7%
Advanced Semiconductor Engineering, Inc. ADR	220,400	1,302,564
Far EasTone Telecommunications Co., Ltd.	656,000	1,553,344

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
Hermes Microvision, Inc.	18,000	$778,861
Hon Hai Precision Industry Co., Ltd.	756,500	1,915,296
Largan Precision Co., Ltd.	24,000	2,916,032
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	234,649	7,177,913
		15,644,010
Thailand | 2.2%
Bangkok Bank Public Co. Ltd.	171,400	806,902
Bangkok Dusit Medical Services Public Co. Ltd., Class F (c)	1,480,689	1,025,585
Kasikornbank Public Co. Ltd.	200,600	1,090,555
		2,923,042
Turkey | 2.4%
KOC Holding AS	245,655	1,055,317
Tofas Turk Otomobil Fabrikasi AS	174,347	1,271,724
Turk Traktor ve Ziraat Makineleri AS	34,225	930,630
		3,257,671
United Arab Emirates | 0.8%
Emaar Properties PJSC	537,358	1,037,610
United Kingdom | 1.6%
Unilever NV	46,400	2,139,040
Total Common Stocks
(Cost $118,004,586)		129,180,024
Preferred Stocks | 1.4%
Brazil | 1.4%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,362,818)	167,561	1,833,117
Short-Term Investment | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $2,155,314)	2,155,314	2,155,314
Total Investments | 99.5% (Cost $121,522,718) (b)		$133,168,455
Cash and Other Assets in Excess of Liabilities | 0.5%		618,159

Net Assets | 100.0%		$133,786,614

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 95.9%
Argentina | 1.2%
YPF SA Sponsored ADR	132,020	$2,405,404
Brazil | 3.1%
Cosan SA Industria e Comercio	299,600	3,473,984
Petroleo Brasileiro SA Sponsored ADR (a)	325,600	2,705,736
		6,179,720
Canada | 0.7%
First Quantum Minerals, Ltd.	162,955	1,348,901
China | 24.6%
AAC Technologies Holdings, Inc.	173,140	1,753,260
Agricultural Bank of China, Ltd., Class H	3,396,500	1,465,176
Alibaba Group Holding, Ltd. Sponsored ADR (a)	52,810	5,586,770
Anhui Conch Cement Co., Ltd., Class H	1,537,500	4,243,852
Baidu, Inc. Sponsored ADR (a)	11,217	2,042,279
Brilliance China Automotive Holdings, Ltd.	3,207,257	3,616,414
China Medical System Holdings, Ltd.	2,196,000	3,695,859
China Merchants Bank Co., Ltd., Class H	615,211	1,556,156
China State Construction International Holdings, Ltd.	2,249,617	2,975,061
CNOOC, Ltd.	1,655,000	2,085,302
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	73,744	3,418,772
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,117,000	5,846,351
TAL Education Group ADR (a)	36,200	2,564,408
Tencent Holdings, Ltd.	197,900	5,483,449
Vipshop Holdings, Ltd. ADR (a)	181,664	2,665,011
		48,998,120
Colombia | 2.3%
Bancolombia SA Sponsored ADR	85,247	3,328,043
Cemex Latam Holdings SA (a)	305,941	1,162,923
		4,490,966
Hong Kong | 1.2%
SMI Holdings Group, Ltd.	11,444,000	1,125,681
Techtronic Industries Co., Ltd.	330,000	1,294,148
		2,419,829
India | 16.6%
Aurobindo Pharma, Ltd.	526,293	6,795,256
Glenmark Pharmaceuticals, Ltd.	394,374	5,482,678
HDFC Bank, Ltd. ADR	68,185	4,901,820
ICICI Bank, Ltd. Sponsored ADR	571,945	4,272,429
Petronet LNG, Ltd.	473,110	2,454,882
Reliance Industries, Ltd.	139,488	2,277,435
Description	Shares	Fair Value
Shriram Transport Finance Co., Ltd.	221,515	$3,897,420
Tata Motors, Ltd. Sponsored ADR	74,985	2,997,900
		33,079,820
Indonesia | 2.7%
PT Bank Rakyat Indonesia (Persero) Tbk	5,666,200	5,316,064
Mexico | 2.3%
Grupo Financiero Banorte SAB de CV, Class O	863,157	4,531,299
Peru | 2.3%
Credicorp, Ltd.	30,355	4,620,638
Portugal | 1.2%
Galp Energia SGPS SA	168,664	2,305,863
Russia | 10.3%
ALROSA PAO	1,418,579	1,954,090
Novatek OAO Sponsored GDR	42,546	4,682,234
Rosneft PJSC GDR	270,701	1,479,188
Sberbank of Russia PJSC	3,096,958	7,179,300
X5 Retail Group NV GDR (a)	87,892	2,546,117
Yandex NV Class A (a)	121,630	2,560,311
		20,401,240
South Africa | 2.9%
Capitec Bank Holdings, Ltd.	45,905	2,152,154
Petra Diamonds, Ltd.	1,008,728	1,697,143
Standard Bank Group, Ltd.	191,000	1,962,430
		5,811,727
South Korea | 9.6%
CJ CGV Co., Ltd.	41,766	3,179,018
Korea Aerospace Industries, Ltd.	80,668	5,598,470
LS Industrial Systems Co., Ltd.	30,786	1,175,667
NCSoft Corp.	15,601	4,207,278
Samlip General Foods Co., Ltd.	8,726	1,577,190
Samsung Electronics Co., Ltd.	2,372	3,457,064
		19,194,687
Taiwan | 9.0%
Advanced Semiconductor Engineering, Inc.	2,120,050	2,545,000
Catcher Technology Co., Ltd.	275,670	2,251,476
Hiwin Technologies Corp.	248,635	1,307,614
Hota Industrial Manufacturing Co., Ltd.	276,817	1,348,673
Largan Precision Co., Ltd.	24,860	3,020,523
Silicon Motion Technology Corp. ADR	61,110	3,164,887
Taiwan Semiconductor Manufacturing Co., Ltd.	733,000	4,298,866
		17,937,039
Turkey | 4.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	862,168	2,710,075

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,020,100	$3,066,091
Turkiye Garanti Bankasi AS	1,264,786	3,359,682
		9,135,848
United States | 1.3%
Freeport-McMoRan, Inc.	230,920	2,507,791
Total Common Stocks
(Cost $165,139,501)		190,684,956
Preferred Stocks | 1.7%
Brazil | 1.7%
Banco Bradesco SA ADR (Cost $2,296,903)	372,463	3,378,239
Short-Term Investment | 3.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $7,542,750)	7,542,750	7,542,750
Total Investments | 101.4% (Cost $174,979,154) (b)		$201,605,945
Liabilities in Excess of Cash and Other Assets | (1.4)%		(2,694,599)

Net Assets | 100.0%		$198,911,346

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 98.6%
Brazil | 3.6%
Ambev SA ADR	2,936	$17,880
Banco do Brasil SA	1,100	7,712
BB Seguridade Participacoes SA	4,000	36,751
BM&FBovespa SA	2,000	10,338
Braskem SA Sponsored ADR	900	13,842
CETIP SA - Mercados Organizados	400	5,274
Itausa - Investimentos Itau SA	3,400	8,719
Kroton Educacional SA	1,700	7,731
Qualicorp SA	1,300	7,667
		115,914
Chile | 1.7%
Banco Santander Chile ADR	273	5,649
Cia Cervecerias Unidas SA Sponsored ADR	500	10,095
Enersis Americas SA Sponsored ADR	3,080	25,225
Enersis Chile SA	2,687	12,763
		53,732
China | 25.1%
AAC Technologies Holdings, Inc.	1,000	10,126
Alibaba Group Holding, Ltd. Sponsored ADR (a)	916	96,904
Baidu, Inc. Sponsored ADR (a)	133	24,215
Bank of China, Ltd., Class H	27,000	12,450
Bank of Chongqing Co., Ltd., Class H	6,000	4,948
China Communications Construction Co., Ltd., Class H	7,000	7,420
China Construction Bank Corp., Class H	110,000	82,101
China Everbright, Ltd.	2,000	4,120
China Evergrande Group	7,000	4,759
China Hongqiao Group, Ltd.	8,000	7,184
China Lesso Group Holdings, Ltd.	19,000	12,972
China Lodging Group, Ltd. Sponsored ADR	200	9,018
China Merchants Bank Co., Ltd., Class H	3,000	7,588
China Mobile, Ltd.	4,500	55,250
China Overseas Land & Investment, Ltd.	10,000	34,259
China Petroleum & Chemical Corp., Class H	72,000	52,966
China Railway Construction Corp., Ltd., Class H	4,000	4,565
China Railway Group, Ltd., Class H	6,000	4,376
China Resources Land, Ltd.	6,000	16,920
Chongqing Rural Commercial Bank Co., Ltd., Class H	8,000	4,948
CNOOC, Ltd.	13,000	16,380
Geely Automobile Holdings, Ltd.	5,000	4,500
Description	Shares	Fair Value
Guangzhou Automobile Group Co., Ltd. Class H	6,000	$7,766
Guangzhou R&F Properties Co., Ltd., Class H	6,000	9,484
Industrial & Commercial Bank of China, Ltd., Class H	65,000	41,001
Longfor Properties Co., Ltd.	3,000	4,631
Minth Group, Ltd.	2,000	7,083
NetEase, Inc. ADR	64	15,410
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	200	9,272
PetroChina Co., Ltd., Class H	62,000	41,204
PICC Property & Casualty Co., Ltd., Class H	4,000	6,689
Sunny Optical Technology Group Co., Ltd.	4,000	19,908
Tencent Holdings, Ltd.	5,000	138,541
TravelSky Technology, Ltd. Class H	4,000	9,548
Vipshop Holdings, Ltd. ADR (a)	617	9,051
Weichai Power Co., Ltd., Class H	3,000	4,044
		801,601
Colombia | 1.3%
Bancolombia SA Sponsored ADR	1,047	40,875
Egypt | 0.6%
Commercial International Bank Egypt SAE ADR	1,976	8,003
Global Telecom Holding SAE GDR (a)	5,338	10,344
		18,347
Greece | 0.7%
Hellenic Telecommunications Organization SA	615	5,414
JUMBO SA	982	12,252
Motor Oil (Hellas) Corinth Refineries SA	418	4,706
		22,372
Hong Kong | 0.8%
China High Speed Transmission Equipment Group Co., Ltd.	6,000	6,094
Lee & Man Paper Manufacturing, Ltd.	9,000	8,223
Shimao Property Holdings, Ltd.	5,000	6,806
Sino Biopharmaceutical, Ltd.	6,000	4,058
		25,181
Hungary | 1.4%
MOL Hungarian Oil & Gas Nyrt.	521	32,299
Richter Gedeon Nyrt.	667	13,554
		45,853
India | 6.0%
Axis Bank, Ltd. GDR	193	7,746
Dr Reddy’s Laboratories, Ltd. ADR	460	21,353
HDFC Bank, Ltd. ADR	400	28,756

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
ICICI Bank, Ltd. Sponsored ADR	800	$5,976
Infosys, Ltd. Sponsored ADR	2,196	34,653
Reliance Industries, Ltd. Sponsored GDR (d)	308	10,102
State Bank of India GDR	166	6,173
Tata Motors, Ltd. Sponsored ADR	708	28,306
Tata Steel, Ltd. GDR	1,799	9,895
Vedanta, Ltd. ADR	1,716	17,795
Wipro, Ltd. ADR	500	4,855
WNS Holdings, Ltd. ADR (a)	500	14,975
		190,585
Indonesia | 3.5%
PT Bank Central Asia Tbk	5,600	6,757
PT Bank Mandiri (Persero) Tbk ADR	1,485	12,727
PT Bank Negara Indonesia (Persero) Tbk	12,400	5,301
PT Bank Rakyat Indonesia (Persero) Tbk	22,500	21,110
PT Bank Tabungan Negara (Persero) Tbk	39,300	5,794
PT Gudang Garam Tbk	1,100	5,242
PT Surya Citra Media Tbk	38,400	8,285
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	640	42,291
PT United Tractors Tbk	3,900	5,301
		112,808
Luxembourg | 0.9%
Ternium SA Sponsored ADR	1,506	29,563
Malaysia | 3.1%
AirAsia Berhad	12,100	8,174
Astro Malaysia Holdings Berhad	10,400	6,851
Dialog Group Berhad	11,900	4,205
Fraser & Neave Holdings Berhad	1,500	8,744
Press Metal Berhad	6,100	6,345
Sunway Construction Group Berhad	13,800	5,443
Tenaga Nasional Berhad Sponsored ADR	3,292	46,582
Top Glove Corp. Berhad	4,700	5,800
Westports Holdings Berhad	4,800	5,099
		97,243
Mexico | 2.3%
Alfa SAB de CV, Series A	4,500	7,009
Cemex SAB de CV Sponsored ADR (a)	923	7,329
Controladora Vuela Cia de Aviacion SAB de CV ADR (a)	372	6,469
Gentera SAB de CV	12,600	22,763
Gruma SAB de CV, Class B	340	4,461
Grupo Lala SAB de CV	2,000	3,816
Kimberly-Clark de Mexico SAB de CV, Series A	4,900	11,084
Description	Shares	Fair Value
Wal-Mart de Mexico SAB de CV	4,500	$9,852
		72,783
Oman | 0.3%
Akbank TAS ADR	1,693	8,973
Peru | 0.7%
Credicorp, Ltd.	153	23,290
Philippines | 2.3%
Aboitiz Equity Ventures, Inc.	6,390	9,988
Ayala Land, Inc.	6,700	5,432
BDO Unibank, Inc.	2,900	6,581
Cebu Air, Inc.	7,180	16,736
DMCI Holdings, Inc.	26,600	6,631
Globe Telecom, Inc.	335	14,128
JG Summit Holdings, Inc.	8,770	13,476
		72,972
Poland | 0.8%
CD Projekt SA (a)	651	6,800
Ciech SA	279	4,840
Enea SA (a)	3,196	7,130
Jastrzebska Spolka Weglowa SA (a)	233	3,229
Tauron Polska Energia SA (a)	6,287	4,284
		26,283
Russia | 3.3%
Gazprom PJSC Sponsored ADR	4,525	19,064
Lukoil PJSC Sponsored ADR	411	19,979
Mobile TeleSystems PJSC Sponsored ADR	608	4,639
Rosneft PJSC GDR	1,631	8,912
Sberbank of Russia PJSC Sponsored ADR	4,014	37,575
X5 Retail Group NV GDR (a)	262	7,590
Yandex NV Class A (a)	360	7,578
		105,337
South Africa | 5.4%
Anglo American Platinum, Ltd. (a)	184	5,193
AngloGold Ashanti, Ltd. Sponsored ADR (a)	285	4,537
Barclays Africa Group, Ltd.	533	5,877
Capitec Bank Holdings, Ltd.	297	13,924
Clicks Group, Ltd.	2,112	19,583
Coronation Fund Managers, Ltd.	3,178	16,287
FirstRand, Ltd.	3,390	11,756
Mr. Price Group, Ltd.	732	8,105
Naspers, Ltd., N Shares	241	41,767
Pick n Pay Stores, Ltd.	975	4,878
Sasol, Ltd.	360	9,851
Shoprite Holdings, Ltd.	383	5,349
Standard Bank Group, Ltd.	1,096	11,261
Tiger Brands, Ltd.	214	5,939

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Truworths International, Ltd.	639	$3,309
Vodacom Group, Ltd.	489	5,497
		173,113
South Korea | 17.2%
Amorepacific Corp.	29	10,257
Dongbu HiTek Co., Ltd. (a)	443	7,171
Dongbu Insurance Co., Ltd.	85	5,277
Hana Financial Group, Inc.	479	12,182
Hanwha Chemical Corp.	391	8,641
Hyundai Development Co-Engineering & Construction	138	6,447
Hyundai Engineering & Construction Co., Ltd.	159	5,674
Hyundai Marine & Fire Insurance Co., Ltd.	719	23,687
Hyundai Motor Co.	173	21,362
IS Dongseo Co., Ltd.	124	6,269
Kangwon Land, Inc.	256	9,148
KB Financial Group, Inc. ADR	400	13,684
KB Insurance Co., Ltd.	334	8,265
Kia Motors Corp.	104	3,998
KIWOOM Securities Co., Ltd.	102	6,669
Korea Aerospace Industries, Ltd.	98	6,801
Korea Electric Power Corp. Sponsored ADR	2,062	50,272
Korea PetroChemical Ind Co., Ltd.	34	6,633
KT Corp.	327	9,473
KT Skylife Co., Ltd.	483	7,053
KT&G Corp. GDR (d)	393	22,302
Kyung Dong Navien Co., Ltd.	123	6,903
LG Chem, Ltd.	38	8,334
LG Electronics, Inc.	162	7,059
LG Household & Health Care, Ltd.	6	5,205
LG Uplus Corp.	508	5,419
Lotte Chemical Corp.	46	12,506
NAVER Corp.	19	15,252
S1 Corp.	56	5,171
Samsung Electronics Co., Ltd. GDR	221	159,145
Samsung Fire & Marine Insurance Co., Ltd.	38	9,655
Shinhan Financial Group Co., Ltd. ADR	209	7,616
SK Holdings Co., Ltd.	27	5,205
SK Hynix, Inc.	200	7,320
SK Innovation Co., Ltd.	89	13,153
SK Materials Co., Ltd.	53	7,634
SK Telecom Co., Ltd. Sponsored ADR	650	14,690
Woori Bank	781	8,091
		549,623
Taiwan | 12.7%
Accton Technology Corp.	4,000	6,233
Description	Shares	Fair Value
Catcher Technology Co., Ltd.	1,000	$8,167
Cheng Shin Rubber Industry Co., Ltd.	4,000	8,448
Chunghwa Telecom Co., Ltd. Sponsored ADR	400	14,012
Eclat Textile Co., Ltd.	1,000	11,986
Elite Material Co., Ltd.	5,000	13,682
Feng TAY Enterprise Co., Ltd.	3,494	15,585
FLEXium Interconnect, Inc.	2,317	6,934
Formosa Chemicals & Fibre Corp.	4,000	10,814
Grand Pacific Petrochemical	10,000	5,051
Grape King Bio, Ltd.	1,000	8,314
Hon Hai Precision Industry Co., Ltd. GDR	2,779	13,978
Long Chen Paper Co., Ltd.	16,000	7,715
Micro-Star International Co., Ltd.	4,000	10,454
Nien Made Enterprise Co., Ltd.	1,000	12,957
President Chain Store Corp.	1,000	7,979
Shin Zu Shing Co., Ltd.	2,000	6,636
St Shine Optical Co., Ltd.	1,000	23,293
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,818	177,973
Uni-President Enterprises Corp.	3,000	5,651
Vanguard International Semiconductor Corp.	4,000	7,533
Voltronic Power Technology Corp.	1,102	17,286
Wistron NeWeb Corp.	2,060	6,525
		407,206
Thailand | 3.8%
Airports of Thailand Public Co. Ltd. ADR	123	14,164
Bangkok Bank Public Co. Ltd. NVDR	3,600	16,964
Bangkok Land Public Co. Ltd. NVDR	116,300	5,379
Beauty Community Public Co. Ltd. NVDR	32,524	8,998
Charoen Pokphand Foods Public Co. Ltd. NVDR	14,200	13,090
Home Product Center Public Co. Ltd.	19,500	5,684
KCE Electronics Public Co. Ltd.	3,300	10,095
Pruksa Real Estate Public Co. Ltd. ADR	543	7,271
PTT Exploration & Production Public Co. Ltd.	2,700	6,312
Srisawad Power 1979 Public Co. Ltd. NVDR	5,945	6,209
Thai Vegetable Oil Public Co. Ltd. NVDR	10,300	9,085
The Siam Cement Public Co. Ltd.	1,300	19,495
		122,746
Turkey | 1.1%
Turk Telekomunikasyon ADR	2,817	10,254
Turkiye Garanti Bankasi AS ADR	4,880	13,274
Turkiye Halk Bankasi AS ADR	729	4,352

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Turkiye Vakiflar Bankasi TAO, Class D	4,580	$7,026
		34,906
Total Common Stocks (Cost $2,906,323)		3,151,306
Preferred Stocks | 1.9%
Brazil | 1.9%
Banco Bradesco SA ADR	3,448	31,274
Itau Unibanco Holding SA Sponsored ADR	1,415	15,480
Vale SA	3,000	14,206
Total Preferred Stocks (Cost $49,851)		60,960
Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $73,128)	73,128	73,128
Total Investments | 102.8% (Cost $3,029,302) (b)		$3,285,394
Liabilities in Excess of Cash and Other Assets | (2.8)%		(87,991)

Net Assets | 100.0%		$3,197,403

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 97.0%
Argentina | 1.9%
Grupo Supervielle SA Sponsored ADR	113,100	$1,675,011
YPF SA Sponsored ADR	221,307	4,032,213
		5,707,224
Brazil | 6.5%
Ambev SA ADR	406,575	2,476,042
Banco ABC Brasil SA (a)	19,063	78,077
Banco ABC Brasil SA	385,719	1,601,158
Banco do Brasil SA	387,157	2,714,260
CCR SA	534,600	2,784,658
Cielo SA Sponsored ADR	328,775	3,307,476
Iochpe Maxion SA	271,100	1,459,638
Localiza Rent a Car SA	229,010	2,792,779
Natura Cosmeticos SA	104,195	1,000,572
Tupy SA	417,100	1,786,573
		20,001,233
China | 22.7%
AAC Technologies Holdings, Inc.	401,049	4,061,124
Agricultural Bank of China, Ltd., Class H	8,963,726	3,866,756
Alibaba Group Holding, Ltd. Sponsored ADR (a)	46,531	4,922,515
Anhui Conch Cement Co., Ltd., Class H	876,000	2,417,960
Baidu, Inc. Sponsored ADR (a)	38,139	6,943,968
Brilliance China Automotive Holdings, Ltd.	2,717,373	3,064,034
China Construction Bank Corp., Class H	7,385,281	5,512,192
China Medical System Holdings, Ltd.	1,229,000	2,068,402
China Mobile, Ltd. Sponsored ADR	62,616	3,852,136
China Pioneer Pharma Holdings, Ltd.	629,000	179,117
China Shenhua Energy Co., Ltd., Class H	1,142,500	2,266,390
China State Construction International Holdings, Ltd.	1,828,696	2,418,404
CNOOC, Ltd.	3,287,800	4,142,632
CT Environmental Group, Ltd.	3,862,801	1,125,460
Greatview Aseptic Packaging Co., Ltd.	3,385,679	1,798,383
Minth Group, Ltd.	336,000	1,189,935
NetEase, Inc. ADR	27,275	6,567,275
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	76,216	3,533,374
Ping An Insurance (Group) Co. of China, Ltd., Class H	834,000	4,365,136
Tencent Holdings, Ltd.	183,100	5,073,368
		69,368,561
Colombia | 0.9%
Bancolombia SA Sponsored ADR	68,892	2,689,544
Description	Shares	Fair Value
Egypt | 0.5%
Commercial International Bank Egypt SAE GDR	399,500	$1,576,023
Georgia | 0.5%
BGEO Group PLC	38,796	1,462,658
Hong Kong | 1.4%
Man Wah Holdings, Ltd.	2,073,600	1,335,795
PAX Global Technology, Ltd.	924,000	684,143
Tongda Group Holdings, Ltd.	9,979,114	2,429,803
		4,449,741
Hungary | 0.9%
OTP Bank Nyrt.	101,896	2,683,141
India | 10.8%
Aurobindo Pharma, Ltd.	324,843	4,194,225
Axis Bank, Ltd.	752,799	6,172,038
Bajaj Auto, Ltd.	53,672	2,295,912
CCL Products India, Ltd.	181,741	709,922
Dewan Housing Finance Corp., Ltd.	427,879	1,835,181
Glenmark Pharmaceuticals, Ltd.	195,031	2,711,366
HCL Technologies, Ltd.	181,517	2,176,935
ICICI Bank, Ltd. Sponsored ADR	670,294	5,007,096
Indo Count Industries, Ltd.	140,776	1,529,944
Oil and Natural Gas Corp., Ltd.	35,293	136,581
Reliance Industries, Ltd.	137,309	2,241,858
Tata Consultancy Services, Ltd.	5,832	213,645
Tata Motors, Ltd. Sponsored ADR	61,783	2,470,084
UPL, Ltd.	113,073	1,150,962
		32,845,749
Indonesia | 4.5%
PT Bank Mandiri (Persero) Tbk	3,445,900	2,970,079
PT Bank Rakyat Indonesia (Persero) Tbk	5,591,718	5,246,185
PT Pakuwon Jati Tbk	13,656,300	712,055
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	59,815	3,952,575
PT United Tractors Tbk	551,480	749,563
		13,630,457
Malaysia | 0.3%
Berjaya Auto Berhad	1,584,620	873,128
Mexico | 4.7%
America Movil SAB de CV, Class L Sponsored ADR	103,574	1,184,887
Credito Real SAB de CV	937,315	1,609,747
Grupo Financiero Banorte SAB de CV, Class O	549,800	2,886,275
Grupo Financiero Interacciones SA de CV, Class O	351,071	1,656,700

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Grupo Mexico SAB de CV, Series B	533,201	$1,304,008
Kimberly-Clark de Mexico SAB de CV, Series A	972,100	2,198,909
Nemak SAB de CV	1,571,500	1,730,374
Unifin Financiera SAB de CV SOFOM ENR	546,005	1,647,329
		14,218,229
Peru | 0.9%
Credicorp, Ltd.	18,792	2,860,518
Philippines | 0.4%
PLDT, Inc. Sponsored ADR	30,802	1,098,707
Portugal | 0.9%
Galp Energia SGPS SA	205,682	2,811,948
Russia | 8.6%
Gazprom PJSC Sponsored ADR	363,319	1,530,668
Lukoil PJSC Sponsored ADR	51,873	2,527,771
Mobile TeleSystems PJSC Sponsored ADR	269,800	2,058,574
Novatek OAO Sponsored GDR	37,284	4,104,583
Sberbank of Russia PJSC	2,325,165	5,390,146
Sberbank of Russia PJSC Sponsored ADR	464,777	4,378,199
X5 Retail Group NV GDR (a)	108,595	3,145,876
Yandex NV Class A (a)	152,999	3,220,629
		26,356,446
South Africa | 0.7%
Standard Bank Group, Ltd.	210,347	2,161,211
South Korea | 11.1%
Eugene Technology Co., Ltd.	77,146	1,349,479
Fila Korea, Ltd.	15,870	1,377,050
Hanwha Life Insurance Co., Ltd.	208,544	1,093,928
Hyundai Mobis Co., Ltd.	13,484	3,375,942
KC Tech Co., Ltd.	111,074	1,731,407
Koh Young Technology, Inc.	47,660	1,977,044
KT&G Corp.	13,368	1,522,515
Mando Corp.	7,122	1,604,908
NCSoft Corp.	15,727	4,241,257
Samsung Electronics Co., Ltd.	5,184	7,555,404
Shinhan Financial Group Co., Ltd.	79,100	2,897,401
SK Hynix, Inc.	92,299	3,377,990
Viatron Technologies, Inc.	74,432	1,893,725
		33,998,050
Taiwan | 11.4%
Advanced Semiconductor Engineering, Inc.	1,853,000	2,224,422
Catcher Technology Co., Ltd.	210,000	1,715,130
Chailease Holding Co., Ltd.	740,336	1,316,589
Chicony Electronics Co., Ltd.	513,654	1,303,390
Cleanaway Co., Ltd.	220,000	1,215,390
Description	Shares	Fair Value
Flytech Technology Co., Ltd.	416,000	$1,442,591
Hon Hai Precision Industry Co., Ltd.	604,671	1,530,897
King Slide Works Co., Ltd.	111,000	1,438,456
Largan Precision Co., Ltd.	23,614	2,869,132
Makalot Industrial Co., Ltd.	279,451	1,340,661
Silicon Motion Technology Corp. ADR	87,106	4,511,220
Sinmag Equipment Corp.	241,615	1,098,228
Sporton International, Inc.	290,465	1,453,848
Taiwan Semiconductor Manufacturing Co., Ltd.	1,835,113	10,762,490
Toung Loong Textile Manufacturing Co., Ltd.	187,000	546,617
		34,769,061
Turkey | 5.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	675,854	2,124,429
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,870,817	1,899,306
KOC Holding AS ADR	134,167	2,877,882
Soda Sanayii AS	1,306,304	1,796,831
Turkcell Iletisim Hizmetleri AS ADR (a)	203,775	1,642,426
Turkiye Garanti Bankasi AS	1,340,239	3,560,110
Turkiye Is Bankasi AS, C Shares	1,020,768	1,619,444
Turkiye Sinai Kalkinma Bankasi AS	3,676,945	1,633,522
		17,153,950
United States | 1.8%
Freeport-McMoRan, Inc.	198,705	2,157,936
Luxoft Holding, Inc. (a)	29,600	1,564,360
Nexteer Automotive Group, Ltd.	1,267,000	1,652,113
		5,374,409

Total Common Stocks (Cost $273,180,721)		296,089,988
Short-Term Investment | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $9,076,113)	9,076,113	9,076,113
Total Investments | 100.0% (Cost $282,256,834) (b)		$305,166,101
Cash and Other Assets in Excess of Liabilities | 0.0%		53,807

Net Assets | 100.0%		$305,219,908

Description	Shares	Fair Value
Lazard Emerging Markets Multi Asset Portfolio
Common Stocks | 59.1%
Argentina | 1.0%
Grupo Supervielle SA Sponsored ADR	40,500	$599,805
YPF SA Sponsored ADR	81,281	1,480,940
		2,080,745
Brazil | 4.6%
Ambev SA ADR	177,400	1,080,366
Banco ABC Brasil SA (a)	6,547	26,815
Banco ABC Brasil SA	132,478	549,929
Banco do Brasil SA	167,545	1,174,615
Braskem SA A Shares	48,140	371,691
CCR SA	274,700	1,430,874
Cielo SA Sponsored ADR	143,936	1,447,996
Iochpe Maxion SA	97,000	522,261
Localiza Rent a Car SA	99,138	1,208,989
Natura Cosmeticos SA	47,155	452,824
Telefonica Brasil SA ADR	21,881	316,618
Tupy SA	149,300	639,500
		9,222,478
China | 13.0%
AAC Technologies Holdings, Inc.	91,393	925,469
Agricultural Bank of China, Ltd., Class H	2,026,090	874,011
Alibaba Group Holding, Ltd. Sponsored ADR (a)	16,361	1,730,830
Anhui Conch Cement Co., Ltd., Class H	200,500	553,426
Baidu, Inc. Sponsored ADR (a)	17,233	3,137,612
Brilliance China Automotive Holdings, Ltd.	629,717	710,051
China Construction Bank Corp., Class H	3,260,065	2,433,232
China Medical System Holdings, Ltd.	274,000	461,141
China Mobile, Ltd. Sponsored ADR	38,651	2,377,810
China Pioneer Pharma Holdings, Ltd.	236,000	67,205
China Shenhua Energy Co., Ltd., Class H	497,986	987,861
China State Construction International Holdings, Ltd.	417,092	551,593
CNOOC, Ltd.	1,109,000	1,397,341
CT Environmental Group, Ltd.	2,561,536	746,325
ENN Energy Holdings, Ltd.	72,000	351,424
Greatview Aseptic Packaging Co., Ltd.	1,212,978	644,302
Industrial & Commercial Bank of China, Ltd., Class H	1,005,000	633,935
Minth Group, Ltd.	120,000	424,977
NetEase, Inc. ADR	11,900	2,865,282
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	17,370	805,273
PICC Property & Casualty Co., Ltd., Class H	220,000	367,865
Description	Shares	Fair Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	255,965	$1,339,715
Tencent Holdings, Ltd.	69,400	1,922,948
		26,309,628
Colombia | 0.3%
Bancolombia SA Sponsored ADR	15,780	616,051
Egypt | 0.3%
Commercial International Bank Egypt SAE GDR	174,321	687,694
Georgia | 0.2%
BGEO Group PLC	13,390	504,820
Hong Kong | 0.8%
Man Wah Holdings, Ltd.	715,200	460,726
PAX Global Technology, Ltd.	331,000	245,077
Tongda Group Holdings, Ltd.	3,570,049	869,267
		1,575,070
Hungary | 0.6%
OTP Bank Nyrt.	44,322	1,167,094
India | 6.0%
Aurobindo Pharma, Ltd.	73,917	954,383
Axis Bank, Ltd.	327,326	2,683,676
Bajaj Auto, Ltd.	23,458	1,003,456
CCL Products India, Ltd.	65,044	254,077
Dewan Housing Finance Corp., Ltd.	153,165	656,928
Glenmark Pharmaceuticals, Ltd.	44,187	614,298
HCL Technologies, Ltd.	79,012	947,591
HDFC Bank, Ltd. ADR	16,282	1,170,513
ICICI Bank, Ltd. Sponsored ADR	152,060	1,135,888
Indo Count Industries, Ltd.	50,396	547,700
Oil and Natural Gas Corp., Ltd.	15,719	60,831
Reliance Industries, Ltd.	31,221	509,748
Tata Consultancy Services, Ltd.	2,542	93,122
Tata Motors, Ltd. Sponsored ADR	26,256	1,049,715
UPL, Ltd.	40,479	412,033
		12,093,959
Indonesia | 2.8%
PT Bank Mandiri (Persero) Tbk	2,098,823	1,809,011
PT Bank Rakyat Indonesia (Persero) Tbk	1,285,400	1,205,970
PT Pakuwon Jati Tbk	4,707,160	245,437
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	32,427	2,142,776
PT United Tractors Tbk	147,715	200,772
		5,603,966
Malaysia | 0.2%
Berjaya Auto Berhad	571,560	314,931

Description	Shares	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Mexico | 3.5%
Alsea SAB de CV	102,425	$346,580
America Movil SAB de CV, Class L Sponsored ADR	45,188	516,951
Credito Real SAB de CV	335,420	576,051
Gruma SAB de CV, Class B	29,543	387,584
Grupo Aeroportuario del Pacifico SAB de CV ADR	4,436	421,287
Grupo Financiero Banorte SAB de CV, Class O	218,365	1,146,347
Grupo Financiero Interacciones SA de CV, Class O	125,687	593,115
Grupo Mexico SAB de CV, Series B	231,209	565,450
Kimberly-Clark de Mexico SAB de CV, Series A	421,635	953,747
Nemak SAB de CV	562,600	619,477
Unifin Financiera SAB de CV SOFOM ENR	195,520	589,895
Wal-Mart de Mexico SAB de CV	144,442	316,227
		7,032,711
Peru | 0.5%
Credicorp, Ltd.	6,725	1,023,679
Philippines | 0.4%
BDO Unibank, Inc.	107,879	244,817
PLDT, Inc. Sponsored ADR	13,540	482,972
		727,789
Portugal | 0.6%
Galp Energia SGPS SA	89,003	1,216,790
Russia | 5.0%
Gazprom PJSC Sponsored ADR	158,721	668,694
Lukoil PJSC Sponsored ADR	41,605	2,027,288
Magnit PJSC Sponsored GDR	9,934	414,149
Mobile TeleSystems PJSC Sponsored ADR	118,110	901,179
Novatek OAO Sponsored GDR	8,471	932,577
Sberbank of Russia PJSC	528,212	1,224,489
Sberbank of Russia PJSC Sponsored ADR	255,143	2,402,105
X5 Retail Group NV GDR (a)	24,714	715,932
Yandex NV Class A (a)	34,704	730,519
		10,016,932
South Africa | 1.4%
FirstRand, Ltd.	139,209	482,741
Mondi PLC	15,229	320,158
Naspers, Ltd., N Shares	6,777	1,174,504
Standard Bank Group, Ltd.	91,117	936,182
		2,913,585
South Korea | 7.5%
Eugene Technology Co., Ltd.	27,617	483,091
Description	Shares	Fair Value
Fila Korea, Ltd.	5,477	$475,243
Hanwha Life Insurance Co., Ltd.	99,835	523,690
Hyundai Department Store Co., Ltd.	2,591	278,949
Hyundai Mobis Co., Ltd.	5,845	1,463,392
KC Tech Co., Ltd.	39,766	619,867
Koh Young Technology, Inc.	16,691	692,380
Korea Zinc Co., Ltd.	630	275,925
KT&G Corp.	5,888	670,599
Mando Corp.	2,456	553,448
NCSoft Corp.	3,582	965,994
Samsung Electronics Co., Ltd.	2,809	4,093,968
Shinhan Financial Group Co., Ltd.	34,746	1,272,732
SK Hynix, Inc.	54,439	1,992,377
Viatron Technologies, Inc.	28,005	712,513
		15,074,168
Taiwan | 6.4%
Advanced Semiconductor Engineering, Inc.	420,000	504,186
Catcher Technology Co., Ltd.	48,000	392,030
Chailease Holding Co., Ltd.	252,280	448,646
Chicony Electronics Co., Ltd.	181,820	461,366
Cleanaway Co., Ltd.	79,000	436,435
Flytech Technology Co., Ltd.	149,000	516,697
Hon Hai Precision Industry Co., Ltd.	195,045	493,812
Hon Hai Precision Industry Co., Ltd. GDR	148,325	746,044
King Slide Works Co., Ltd.	39,000	505,404
Largan Precision Co., Ltd.	5,648	686,239
Makalot Industrial Co., Ltd.	96,758	464,195
Silicon Motion Technology Corp. ADR	24,562	1,272,066
Sinmag Equipment Corp.	82,334	374,238
Sporton International, Inc.	99,919	500,119
Taiwan Semiconductor Manufacturing Co., Ltd.	167,668	983,332
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	130,710	3,998,419
Toung Loong Textile Manufacturing Co., Ltd.	63,820	186,551
		12,969,779
Thailand | 0.1%
Kasikornbank Public Co. Ltd.	54,120	294,222
Turkey | 2.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	155,375	488,394
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	444,047	450,809
KOC Holding AS ADR	58,704	1,259,201
Soda Sanayii AS	467,641	643,244
Turkcell Iletisim Hizmetleri AS ADR (a)	89,427	720,781
Turkiye Garanti Bankasi AS	305,580	811,720
Turkiye Is Bankasi AS, C Shares	443,874	704,204

Description	Shares	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Turkiye Sinai Kalkinma Bankasi AS	1,316,300	$584,780
		5,663,133
United Arab Emirates | 0.1%
Emaar Properties PJSC	112,067	216,395
United Kingdom | 0.2%
Unilever NV	10,320	475,752
United States | 0.8%
Freeport-McMoRan, Inc.	45,088	489,656
Luxoft Holding, Inc. (a)	10,600	560,210
Nexteer Automotive Group, Ltd.	453,000	590,692
		1,640,558
Total Common Stocks (Cost $110,307,096)		119,441,929

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 1.3%
Brazil | 0.4%
Gerdau Trade, Inc., 4.750%, 04/15/23	USD	48	$46,680
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	25	24,688
Minerva Luxembourg SA, 6.500%, 09/20/26 (d)	USD	50	49,187
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	497	544,563
Vale Overseas, Ltd.:
5.875%, 06/10/21	USD	40	41,880
6.250%, 08/10/26	USD	50	52,235
			759,233
Chile | 0.1%
AES Gener SA, 8.375%, 12/18/73	USD	50	52,687
Empresa Electrica Angamos SA, 4.875%, 05/25/29	USD	40	39,305
VTR Finance BV, 6.875%, 01/15/24	USD	100	103,500
			195,492
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17 (d)	USD	200	155,000
Colombia | 0.1%
Ecopetrol SA, 5.875%, 09/18/23	USD	175	188,125
Millicom International Cellular SA, 6.625%, 10/15/21	USD	80	83,300
			271,425
Georgia | 0.1%
BGEO Group JSC, 6.000%, 07/26/23 (d)	USD	100	103,250
Guatemala | 0.1%
Comcel Trust, 6.875%, 02/06/24	USD	165	168,300
Description	Security Currency	Principal Amount (000)	Fair Value
India | 0.0%
Vedanta Resources PLC, 8.250%, 06/07/21	USD	90	$90,850
Israel | 0.1%
Altice Financing SA, 7.500%, 05/15/26 (d)	USD	85	88,506
Macau | 0.0%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	100	100,875
Mexico | 0.1%
Cemex Finance LLC, 9.375%, 10/12/22	USD	90	98,775
Cemex SAB de CV, 7.750%, 04/16/26	USD	50	55,100
			153,875
Russia | 0.1%
GTH Finance BV, 7.250%, 04/26/23	USD	200	216,828
South Africa | 0.0%
MTN Mauritius Investment, Ltd., 4.755%, 11/11/24	USD	90	87,075
Turkey | 0.0%
KOC Holding AS, 5.250%, 03/15/23	USD	80	81,800
United Arab Emirates | 0.1%
DP World, Ltd., 6.850%, 07/02/37	USD	100	116,000
Total Corporate Bonds (Cost $2,520,313)			2,588,509
Foreign Government Obligations | 20.9%
Argentina | 2.7%
Republic of Argentina:
7.500%, 04/22/26	USD	1,765	1,991,802
7.500%, 04/22/26 (d)	USD	1,000	1,128,500
8.280%, 12/31/33	USD	1,725	1,983,183
2.500%, 12/31/38 (e)	USD	430	307,450
			5,410,935
Belize | 0.1%
Republic of Belize, 5.000%, 02/20/38 (e)	USD	316	177,750
Brazil | 2.5%
Brazil NTN-B:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
6.000%, 08/15/18	BRL	270	$243,548
6.000%, 08/15/20	BRL	464	419,330
6.000%, 08/15/26	BRL	480	436,904
6.000%, 05/15/35	BRL	740	681,422
6.000%, 08/15/50	BRL	810	754,021
Brazil NTN-F:
10.000%, 01/01/23	BRL	3,300	920,220
10.000%, 01/01/27	BRL	3,460	964,901
Federal Republic of Brazil, 5.000%, 01/27/45	USD	595	536,987
			4,957,333
Colombia | 0.3%
Colombian Titulos De Tesoreria:
7.000%, 05/04/22	COP	790,000	277,817
10.000%, 07/24/24	COP	228,000	93,730
Republic of Colombia:
4.000%, 02/26/24	USD	90	95,850
4.500%, 01/28/26	USD	140	154,700
7.375%, 09/18/37	USD	20	27,000
			649,097
Congo | 0.2%
Republic of Congo, 4.000%, 06/30/29 (e)	USD	551	379,837
Costa Rica | 0.6%
Republic of Costa Rica:
4.250%, 01/26/23	USD	275	270,531
4.375%, 04/30/25	USD	215	208,550
7.158%, 03/12/45	USD	585	630,338
			1,109,419
Croatia | 0.2%
Croatia:
6.625%, 07/14/20	USD	50	55,925
5.500%, 04/04/23	USD	90	100,035
6.000%, 01/26/24	USD	125	143,594
			299,554
Dominican Republic | 0.5%
Dominican Republic:
7.500%, 05/06/21	USD	30	33,600
5.500%, 01/27/25	USD	70	74,200
6.875%, 01/29/26	USD	260	300,950
7.450%, 04/30/44	USD	385	458,631
6.850%, 01/27/45	USD	210	235,200
			1,102,581
Egypt | 0.2%
Arab Republic of Egypt:
5.875%, 06/11/25	USD	200	190,500
5.875%, 06/11/25 (d)	USD	145	138,113
			328,613
Description	Security Currency	Principal Amount (000)	Fair Value
El Salvador | 0.7%
Republic of El Salvador:
7.375%, 12/01/19	USD	660	$704,550
7.750%, 01/24/23	USD	50	55,250
5.875%, 01/30/25	USD	356	354,665
6.375%, 01/18/27	USD	260	261,300
8.250%, 04/10/32	USD	14	15,610
7.650%, 06/15/35	USD	27	28,249
7.625%, 02/01/41	USD	85	88,612
			1,508,236
Guatemala | 0.1%
Republic of Guatemala, 5.750%, 06/06/22	USD	99	110,880
Hungary | 0.3%
Hungary Government Bond, 7.500%, 11/12/20	HUF	155,600	700,509
Indonesia | 1.0%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	5,678,000	446,509
8.375%, 09/15/26	IDR	4,071,000	340,472
Republic of Indonesia:
5.875%, 01/15/24	USD	75	88,394
4.750%, 01/08/26	USD	725	811,094
8.500%, 10/12/35	USD	130	196,648
6.625%, 02/17/37	USD	180	235,562
			2,118,679
Iraq | 0.1%
Republic of Iraq, 5.800%, 01/15/28	USD	250	203,750
Ivory Coast | 0.7%
Ivory Coast:
6.375%, 03/03/28	USD	300	313,500
6.375%, 03/03/28 (d)	USD	250	261,250
5.750%, 12/31/32	USD	807	794,747
			1,369,497
Kenya | 0.1%
Republic of Kenya, 6.875%, 06/24/24	USD	210	206,063
Malaysia | 0.9%
Malaysia Government Bonds:
3.814%, 02/15/17	MYR	1,980	480,700
3.580%, 09/28/18	MYR	1,640	403,189
3.620%, 11/30/21	MYR	1,010	248,502
3.800%, 08/17/23	MYR	1,528	377,396
Malaysia Treasury Bill, 0.000%, 03/10/17	MYR	1,080	258,303
			1,768,090
Mexico | 0.5%
Mexican Bonos:
6.500%, 06/10/21	MXN	10,960	581,062

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
5.750%, 03/05/26	MXN	2,680	$135,500
Mexican Udibonos, 2.500%, 12/10/20	MXN	5,891	303,859
			1,020,421
Mongolia | 0.2%
Mongolia Government International Bonds:
10.875%, 04/06/21	USD	290	310,662
5.125%, 12/05/22	USD	110	95,975
			406,637
Nigeria | 0.1%
Republic of Nigeria, 6.750%, 01/28/21	USD	200	201,500
Pakistan | 0.1%
Islamic Republic of Pakistan, 8.250%, 04/15/24	USD	200	219,047
Paraguay | 0.1%
Republic of Paraguay:
4.625%, 01/25/23	USD	10	10,575
5.000%, 04/15/26 (d)	USD	50	53,750
6.100%, 08/11/44	USD	95	107,350
			171,675
Portugal | 0.7%
Republic of Portugal, 5.125%, 10/15/24	USD	1,503	1,497,096
Russia | 2.1%
Russia Foreign Bonds-Eurobonds:
4.75%, 05/27/26	USD	600	646,836
4.75%, 05/27/26 (d)	USD	2,400	2,587,200
Russia Foreign Bond,
4.875%, 09/16/23	USD	200	219,800
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	26,400	408,496
7.600%, 07/20/22	RUB	26,300	407,063
			4,269,395
Rwanda | 0.1%
Republic of Rwanda, 6.625%, 05/02/23	USD	225	227,184
Senegal | 0.1%
Republic of Senegal, 8.750%, 05/13/21	USD	200	227,000
Serbia | 0.1%
Serbia Treasury Bond, 6.000%, 02/22/19	RSD	24,500	230,702
Slovenia | 1.2%
Republic of Slovenia:
5.850%, 05/10/23	USD	685	817,615
5.250%, 02/18/24	USD	1,430	1,676,117
			2,493,732
Description	Security Currency	Principal Amount (000)	Fair Value
South Africa | 0.7%
Republic of South Africa:
6.750%, 03/31/21	ZAR	3,530	$244,814
4.665%, 01/17/24	USD	410	432,037
5.875%, 09/16/25	USD	590	666,700
10.500%, 12/21/26	ZAR	1,270	103,919
			1,447,470
Sri Lanka | 0.5%
Republic of Sri Lanka:
6.250%, 07/27/21	USD	40	41,801
5.750%, 01/18/22 (d)	USD	120	122,700
6.125%, 06/03/25	USD	490	501,280
6.850%, 11/03/25	USD	180	193,405
6.825%, 07/18/26 (d)	USD	215	231,402
			1,090,588
Turkey | 1.4%
Republic of Turkey:
5.625%, 03/30/21	USD	540	576,450
7.375%, 02/05/25	USD	120	142,200
4.250%, 04/14/26	USD	40	39,200
4.875%, 10/09/26	USD	705	720,862
4.875%, 04/16/43	USD	90	84,150
6.625%, 02/17/45	USD	725	848,250
Turkey Government Bond, 4.000%, 04/01/20	TRY	1,258	440,940
			2,852,052
Uganda | 0.1%
Uganda Government Bonds:
18.375%, 02/18/21	UGX	528,900	163,210
16.500%, 05/13/21	UGX	333,700	97,941
			261,151
Ukraine | 1.0%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	250	246,875
7.750%, 09/01/24	USD	100	95,375
7.750%, 09/01/26	USD	235	222,369
7.750%, 09/01/27	USD	910	857,675
0.000%, 05/31/40 (f)	USD	1,575	504,000
			1,926,294
Uruguay | 0.3%
Republica Orient Uruguay:
5.000%, 09/14/18	UYU	7,957	278,048
7.875%, 01/15/33	USD	58	82,505
5.100%, 06/18/50	USD	185	191,937
			552,490
Venezuela | 0.1%
Republic of Venezuela:
7.750%, 10/13/19	USD	90	55,575
6.000%, 12/09/20	USD	110	59,400

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
12.750%, 08/23/22	USD	135	$86,400
			201,375
Vietnam | 0.1%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	250	278,700
Zambia | 0.2%
Republic of Zambia, 8.500%, 04/14/24	USD	330	324,225
Total Foreign Government Obligations (Cost $41,793,938)			42,299,557
Quasi Government Bonds | 0.6%
Azerbaijan | 0.1%
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	200	197,250
Indonesia | 0.2%
Majapahit Holding BV, 7.750%, 01/20/20	USD	75	86,269
Perusahaan Penerbit SBSN Indonesia III:
4.325%, 05/28/25	USD	55	59,015
4.325%, 05/28/25 (d)	USD	175	187,775
			333,059
Mexico | 0.1%
Banco Nacional de Comercio Exterior SNC:
3.800%, 08/11/26 (f)	USD	90	87,386
3.800%, 08/11/26 (d), (f)	USD	190	184,775
			272,161
Venezuela | 0.2%
Petroleos de Venezuela SA:
5.250%, 04/12/17	USD	285	243,647
8.500%, 11/02/17	USD	153	131,445
			375,092
Total Quasi Government Bonds (Cost $1,115,765)			1,177,562
Supranationals | 0.1%
European Investment Bank, 7.200%, 07/09/19 (d) (Identified cost $231,475)	IDR	3,000,000	230,362
US Treasury Securities | 6.9%
US Treasury Notes:
0.375%, 10/31/16	USD	2,300	2,300,428
0.875%, 12/31/16	USD	4,100	4,105,990
0.875%, 01/31/17	USD	3,800	3,806,863
0.875%, 02/28/17	USD	3,800	3,807,731
Total US Treasury Securities (Cost $14,018,477)			14,021,012
Description	Shares	Fair Value
Warrants | 0.0%
United Kingdom | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Cost $0)	64,000	$0
Short-Term Investment | 11.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $23,326,141)	23,326,141	23,326,141
Total Investments | 100.4% (Cost $193,313,205) (b), (g)		$203,085,072
Liabilities in Excess of Cash and Other Assets | (0.4)%		(749,347)

Net Assets | 100.0%		$202,335,725

Lazard Emerging Markets Multi Asset Portfolio (continued)
Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	3,236,260	USD	209,874	BNP	10/28/16	$—	$1,692
ARS	4,492,800	USD	288,000	BNP	11/02/16	295	—
ARS	6,354,600	USD	409,051	CIT	10/31/16	—	881
ARS	1,736,000	USD	112,000	CIT	11/09/16	—	1,001
BRL	285,935	USD	83,000	BNP	10/11/16	4,736	—
BRL	838,440	USD	255,000	BNP	10/19/16	1,690	—
BRL	96,976	USD	29,557	BRC	10/04/16	262	—
BRL	107,043	USD	32,586	BRC	10/04/16	329	—
BRL	190,559	USD	58,702	BRC	10/04/16	—	107
BRL	567,819	USD	174,918	BRC	10/04/16	—	320
BRL	874,797	USD	269,483	BRC	10/04/16	—	493
BRL	1,771,679	USD	548,507	BRC	10/04/16	—	3,736
BRL	277,152	USD	84,488	JPM	10/04/16	733	—
BRL	450,826	USD	137,447	JPM	10/04/16	1,177	—
BRL	567,819	USD	174,918	JPM	10/04/16	—	320
BRL	874,796	USD	269,483	JPM	10/04/16	—	493
BRL	1,771,679	USD	548,338	JPM	10/04/16	—	3,566
BRL	1,908,985	USD	559,000	JPM	01/20/17	9,716	—
BRL	42,369	USD	12,926	SCB	10/04/16	102	—
BRL	235,777	USD	72,632	SCB	10/04/16	—	133
BRL	392,842	USD	121,016	SCB	10/04/16	—	221
BRL	403,486	USD	122,996	SCB	10/04/16	1,071	—
BRL	567,819	USD	174,918	SCB	10/04/16	—	320
BRL	874,797	USD	269,483	SCB	10/04/16	—	493
BRL	1,771,679	USD	548,338	SCB	10/04/16	—	3,566
BRL	2,504,161	USD	771,413	SCB	10/04/16	—	1,411
BRL	245,563	USD	75,646	UBS	10/04/16	—	138
BRL	567,817	USD	174,917	UBS	10/04/16	—	320
BRL	1,771,677	USD	548,337	UBS	10/04/16	—	3,566
CLP	153,508,750	USD	227,000	BNP	10/07/16	6,391	—
COP	42,764,000	USD	14,543	CIT	10/03/16	288	—
COP	509,409,000	USD	171,000	CIT	10/03/16	5,673	—
COP	1,281,830,000	USD	430,000	HSB	11/04/16	11,880	—
COP	1,077,000,000	USD	359,000	JPM	10/18/16	13,526	—
DOP	3,710,610	USD	80,438	CIT	10/06/16	—	15
DOP	21,043,580	USD	454,015	CIT	10/07/16	2,097	—
DOP	8,786,000	USD	190,009	CIT	10/28/16	586	—
DOP	3,816,000	USD	81,888	CIT	10/31/16	881	—
EGP	1,541,415	USD	155,698	BNP	11/30/16	—	16,163
EGP	1,641,750	USD	165,000	BNP	11/30/16	—	16,381
EGP	1,840,050	USD	174,000	BNP	02/24/17	—	20,170
EUR	193,000	PLN	830,672	JPM	10/20/16	—	181
EUR	290,000	USD	326,250	CAB	11/28/16	323	—
EUR	291,121	USD	330,061	JPM	11/01/16	—	2,605
EUR	606,297	USD	683,000	JPM	11/01/16	—	1,030

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GHS	543,375	USD	115,000	BRC	07/17/17	$238	$—
GHS	565,763	USD	141,000	CIT	10/11/16	1,191	—
GHS	481,500	USD	107,000	CIT	04/06/17	1,286	—
HUF	90,617,474	USD	329,123	CIT	10/07/16	1,373	—
IDR	15,981,628,553	USD	1,205,251	BRC	10/17/16	16,890	—
IDR	2,280,370,000	USD	163,000	CIT	03/22/17	7,558	—
IDR	2,310,270,000	USD	159,000	CIT	03/22/17	13,795	—
IDR	2,315,680,000	USD	164,000	CIT	05/02/17	8,461	—
IDR	2,811,050,000	USD	209,000	HSB	01/23/17	2,910	—
IDR	1,908,900,000	USD	135,000	HSB	05/09/17	7,077	—
IDR	2,204,944,511	USD	166,574	JPM	10/17/16	2,041	—
ILS	1,711,328	USD	457,000	JPM	11/28/16	271	—
INR	23,684,880	USD	348,000	JPM	10/07/16	7,484	—
INR	54,865,350	USD	810,000	SCB	10/24/16	11,009	—
JPY	37,446,028	USD	376,000	CIT	10/06/16	—	6,699
KES	24,113,700	USD	229,000	CIT	03/13/17	3,093	—
KES	23,415,600	USD	228,000	JPM	12/30/16	261	—
KRW	506,609,120	USD	464,000	SCB	10/13/16	—	4,035
KZT	123,855,000	USD	359,000	CIT	11/14/16	4,693	—
KZT	77,958,000	USD	213,000	HSB	03/29/17	7,643	—
KZT	75,895,000	USD	215,000	JPM	01/09/17	4,333	—
MXN	1,692,963	USD	88,422	BRC	10/17/16	—	1,242
MXN	2,105,907	USD	111,128	BRC	10/17/16	—	2,683
MXN	1,692,963	USD	88,327	JPM	10/17/16	—	1,147
MXN	2,105,907	USD	111,209	JPM	10/17/16	—	2,764
MXN	1,692,963	USD	88,422	SCB	10/17/16	—	1,241
MXN	2,105,907	USD	111,215	SCB	10/17/16	—	2,769
MXN	11,175,847	USD	583,351	SCB	10/17/16	—	7,843
MXN	1,692,961	USD	88,337	UBS	10/17/16	—	1,157
MXN	2,105,908	USD	111,159	UBS	10/17/16	—	2,714
MYR	662,777	USD	163,730	BRC	10/17/16	—	3,581
MYR	1,438,246	USD	347,000	JPM	10/26/16	349	—
MYR	662,777	USD	163,730	SCB	10/17/16	—	3,581
MYR	662,777	USD	163,669	UBS	10/17/16	—	3,520
PEN	771,616	USD	229,000	BNP	10/31/16	—	1,508
PEN	101,632	USD	29,874	BRC	10/17/16	127	—
PEN	309,464	USD	90,558	BRC	10/17/16	794	—
PEN	1,588,687	USD	466,000	CIT	11/16/16	1,421	—
PEN	728,676	USD	216,000	HSB	10/05/16	—	632
PEN	638,590	USD	190,000	HSB	10/17/16	—	1,493
PEN	759,246	USD	221,000	HSB	12/05/16	1,783	—
PEN	204,608	USD	60,126	JPM	10/17/16	273	—
PEN	309,463	USD	90,484	JPM	10/17/16	868	—
PEN	309,464	USD	90,537	SCB	10/17/16	815	—
PHP	8,622,731	USD	179,749	BRC	10/17/16	—	2,005
PHP	8,622,731	USD	179,816	JPM	10/17/16	—	2,072

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PHP	19,252,000	USD	400,000	JPM	10/17/16	$—	$3,150
PHP	21,191,340	USD	453,000	JPM	11/02/16	—	16,355
PHP	18,045,720	USD	372,000	JPM	12/05/16	—	498
PHP	10,560,540	USD	222,000	SCB	10/13/16	—	4,288
PHP	8,622,731	USD	179,753	SCB	10/17/16	—	2,008
PHP	8,622,729	USD	179,753	UBS	10/17/16	—	2,009
PLN	1,713,642	EUR	389,000	JPM	10/20/16	10,662	—
RON	984,191	USD	250,577	CIT	04/13/17	—	729
RSD	24,123,900	EUR	194,000	CIT	12/09/16	94	—
RSD	24,940,080	EUR	201,000	CIT	12/15/16	—	597
RUB	20,432,004	USD	311,492	BRC	10/17/16	12,910	—
RUB	5,064,098	USD	79,000	CAB	10/28/16	1,219	—
RUB	37,484,745	USD	578,000	CAB	10/28/16	15,786	—
RUB	11,786,400	USD	180,000	JPM	10/17/16	7,135	—
RUB	20,432,004	USD	311,968	JPM	10/17/16	12,435	—
RUB	20,432,004	USD	311,749	SCB	10/17/16	12,654	—
RUB	20,432,003	USD	311,987	UBS	10/17/16	12,416	—
THB	10,311,385	USD	297,561	CIT	11/10/16	—	132
THB	13,904,130	USD	398,000	JPM	10/14/16	3,208	—
THB	11,468,654	USD	331,000	SCB	11/10/16	—	190
TRY	239,359	USD	80,000	BRC	10/17/16	—	467
TRY	2,047,557	USD	688,000	CAB	11/23/16	—	12,617
TRY	536,759	USD	180,000	JPM	10/17/16	—	1,648
UGX	499,670,000	USD	145,000	BRC	11/07/16	682	—
UGX	315,878,000	USD	86,000	CIT	12/23/16	4,533	—
UGX	1,629,558,000	USD	472,884	JPM	10/17/16	5,896	—
USD	31,000	BRL	30,833	BNP	10/11/16	167	—
USD	29,874	BRL	29,819	BRC	10/04/16	55	—
USD	32,975	BRL	32,915	BRC	10/04/16	60	—
USD	48,036	BRL	58,595	BRC	10/04/16	—	10,559
USD	172,119	BRL	174,598	BRC	10/04/16	—	2,480
USD	269,758	BRL	268,990	BRC	10/04/16	767	—
USD	545,770	BRL	544,772	BRC	10/04/16	999	—
USD	543,977	BRL	540,140	BRC	11/03/16	3,837	—
USD	85,377	BRL	85,221	JPM	10/04/16	156	—
USD	138,878	BRL	138,624	JPM	10/04/16	254	—
USD	172,030	BRL	174,598	JPM	10/04/16	—	2,568
USD	269,259	BRL	268,990	JPM	10/04/16	269	—
USD	545,770	BRL	544,772	JPM	10/04/16	999	—
USD	543,810	BRL	540,140	JPM	11/03/16	3,670	—
USD	13,052	BRL	13,028	SCB	10/04/16	24	—
USD	72,549	BRL	72,499	SCB	10/04/16	50	—
USD	122,012	BRL	120,795	SCB	10/04/16	1,217	—
USD	124,295	BRL	124,068	SCB	10/04/16	227	—
USD	172,004	BRL	174,598	SCB	10/04/16	—	2,594
USD	269,542	BRL	268,990	SCB	10/04/16	551	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	545,770	BRL	544,772	SCB	10/04/16	$999	$—
USD	774,323	BRL	770,002	SCB	10/04/16	4,321	—
USD	27,187	BRL	27,437	SCB	11/03/16	—	250
USD	274,193	BRL	276,447	SCB	11/03/16	—	2,254
USD	543,827	BRL	540,140	SCB	11/03/16	3,687	—
USD	61,964	BRL	75,508	UBS	10/04/16	—	13,544
USD	172,003	BRL	174,597	UBS	10/04/16	—	2,594
USD	545,770	BRL	544,771	UBS	10/04/16	999	—
USD	543,826	BRL	540,139	UBS	11/03/16	3,687	—
USD	771,000	BRL	1,058,884	UBS	01/20/17	—	287,884
USD	256,675	CLP	263,112	BRC	10/17/16	—	6,437
USD	256,675	CLP	263,112	CIT	10/17/16	—	6,437
USD	152,250	CLP	155,987	JPM	10/17/16	—	3,737
USD	226,339	CLP	232,015	SCB	10/17/16	—	5,676
USD	480,000	CLP	482,230	UBS	10/17/16	—	2,230
USD	193,000	COP	191,504	CIT	10/03/16	1,496	—
USD	38,000	COP	38,752	CIT	10/18/16	—	752
USD	175,243	EGP	153,830	BNP	02/24/17	21,413	—
USD	147,682	EGP	132,017	CIT	11/30/16	15,665	—
USD	173,000	EGP	156,138	HSB	11/30/16	16,862	—
USD	59,771	EUR	59,911	CIT	12/09/16	—	140
USD	321,965	EUR	328,261	JPM	10/20/16	—	6,296
USD	305,729	EUR	308,198	JPM	11/01/16	—	2,469
USD	1,303,502	EUR	1,310,272	JPM	11/01/16	—	6,770
USD	140,388	GHS	142,191	CIT	10/11/16	—	1,804
USD	108,132	GHS	108,286	CIT	04/06/17	—	154
USD	116,245	GHS	115,238	CIT	07/17/17	1,007	—
USD	594,039	HUF	593,870	BNP	08/29/17	169	—
USD	280,000	IDR	284,794	BRC	10/17/16	—	4,794
USD	39,743	IDR	40,115	JPM	10/17/16	—	372
USD	242,048	IDR	243,949	JPM	10/17/16	—	1,902
USD	442,000	IDR	441,810	JPM	12/13/16	190	—
USD	327,859	IDR	332,053	JPM	01/23/17	—	4,194
USD	80,615	IDR	81,437	SCB	10/17/16	—	821
USD	302,952	IDR	305,252	SCB	10/17/16	—	2,299
USD	424,641	IDR	428,351	SCB	10/17/16	—	3,710
USD	713,154	JPY	720,539	CIT	10/06/16	—	7,386
USD	53,842	MXN	53,139	BRC	10/17/16	703	—
USD	350,000	MXN	357,369	BRC	10/17/16	—	7,369
USD	145,000	MXN	146,544	CIT	10/26/16	—	1,544
USD	115,000	MXN	116,869	JPM	10/17/16	—	1,869
USD	115,000	MXN	116,448	JPM	10/17/16	—	1,448
USD	330,000	MXN	321,213	JPM	10/17/16	8,787	—
USD	31,158	MXN	30,756	SCB	10/17/16	403	—
USD	360,000	MXN	367,170	SCB	10/17/16	—	7,170
USD	151,613	MYR	150,953	BRC	10/17/16	660	—

Lazard Emerging Markets Multi Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	369,638	MYR	369,708	JPM	10/17/16	$—	$70
USD	258,387	MYR	257,231	SCB	10/17/16	1,156	—
USD	213,531	PEN	215,368	HSB	10/05/16	—	1,837
USD	248,942	RON	249,848	JPM	04/13/17	—	907
USD	73,380	RUB	75,992	BRC	10/17/16	—	2,611
USD	28,627	RUB	29,639	JPM	10/17/16	—	1,012
USD	62,993	RUB	65,220	JPM	10/17/16	—	2,227
USD	479,148	RUB	496,604	JPM	10/17/16	—	17,455
USD	786,947	RUB	819,764	JPM	10/17/16	—	32,817
USD	324,977	SGD	324,696	BRC	10/17/16	281	—
USD	324,996	SGD	324,696	JPM	10/17/16	300	—
USD	650,000	SGD	647,994	JPM	10/17/16	2,006	—
USD	324,958	SGD	324,696	SCB	10/17/16	262	—
USD	325,091	SGD	324,696	UBS	10/17/16	395	—
USD	400,885	THB	401,208	JPM	10/14/16	—	323
USD	266,844	TRY	266,375	BRC	10/17/16	469	—
USD	174,678	UGX	177,061	HSB	10/17/16	—	2,383
USD	336,705	ZAR	334,681	CIT	10/03/16	2,024	—
USD	508,000	ZAR	515,293	CIT	10/03/16	—	7,293
USD	445,000	ZAR	450,329	CIT	11/30/16	—	5,329
USD	981,000	ZAR	962,906	JPM	10/03/16	18,094	—
UYU	6,650,160	USD	229,000	CIT	11/23/16	1,460	—
ZAR	2,592,926	USD	177,000	CIT	10/03/16	11,954	—
ZAR	2,820,693	USD	201,000	CIT	10/03/16	4,552	—
ZAR	4,322,942	USD	299,000	CIT	10/03/16	16,026	—
ZAR	4,354,869	USD	320,883	CIT	10/03/16	—	3,531
ZAR	10,785,814	USD	708,000	CIT	10/03/16	77,995	—
ZAR	3,641,009	USD	264,000	CIT	11/30/16	—	1,548
ZAR	6,774,674	USD	482,341	JPM	11/30/16	5,992	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$506,739	$668,546

Credit Default Swap Agreements open at September 30, 2016:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX EM 26	BRC	2,000,000	12/20/21	Buy	(1.000)%	CCC – AA-	$127,505	$125,999	$1,506	$—
CDX EM 26	BRC	2,000,000	12/20/21	Buy	(1.000)	CCC – AA-	2,261,378	2,261,989	—	611
Total Credit Default Swap Agreements							$2,388,883	$2,387,988	$1,506	$611

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 2.8%
Brazil | 1.2%
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	3,078	$3,372,565
Colombia | 0.2%
Banco de Bogota SA, 6.250%, 05/12/26	USD	395	417,713
Georgia | 0.2%
BGEO Group JSC, 6.000%, 07/26/23 (d)	USD	575	593,687
Israel | 0.1%
Delek & Avner Tamar Bond, Ltd., 5.082%, 12/30/23 (d)	USD	195	208,283
Morocco | 0.2%
OCP SA, 5.625%, 04/25/24	USD	635	688,975
Qatar | 0.2%
Ooredoo International Finance, Ltd., 3.750%, 06/22/26	USD	650	671,125
Russia | 0.3%
GTH Finance BV, 7.250%, 04/26/23	USD	770	834,786
South Africa | 0.4%
MTN Mauritius Investment, Ltd., 4.755%, 11/11/24	USD	1,100	1,064,250
Total Corporate Bonds (Cost $7,480,951)			7,851,384
Foreign Government Obligations | 84.7%
Angola | 0.4%
Republic of Angola, 9.500%, 11/12/25 (d)	USD	767	762,206
Republic of Angola Northern Lights III BV, 7.000%, 08/16/19	USD	244	245,274
			1,007,480
Argentina | 4.0%
Republic of Argentina:
7.500%, 04/22/26 (d)	USD	3,035	3,424,997
6.625%, 07/06/28 (d)	USD	675	713,813
8.280%, 12/31/33	USD	2,503	2,859,807
2.500%, 12/31/38 (e)	USD	3,825	2,734,875
7.625%, 04/22/46 (d)	USD	1,365	1,539,038
			11,272,530
Armenia | 0.1%
Republic of Armenia, 7.150%, 03/26/25	USD	305	324,444
Description	Security Currency	Principal Amount (000)	Fair Value
Azerbaijan | 0.4%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	1,105	$1,143,675
Belize | 0.2%
Republic of Belize, 5.000%, 02/20/38 (e)	USD	995	559,688
Brazil | 8.2%
Brazil Letras do Tesouro Nacional:
0.000%, 01/01/18	BRL	4,500	1,198,850
0.000%, 10/01/18	BRL	1,430	352,258
0.000%, 01/01/19	BRL	7,440	1,787,822
0.000%, 01/01/20	BRL	13,300	2,865,557
Brazil NTN-B:
6.000%, 05/15/35	BRL	800	736,843
6.000%, 08/15/50	BRL	2,928	2,725,635
Brazil NTN-F:
10.000%, 01/01/23	BRL	16,600	4,756,764
10.000%, 01/01/25	BRL	3,940	1,114,779
10.000%, 01/01/27	BRL	19,245	5,366,273
Federal Republic of Brazil:
6.000%, 04/07/26	USD	610	677,100
5.000%, 01/27/45	USD	1,490	1,344,725
			22,926,606
Cameroon | 0.1%
Republic of Cameroon, 9.500%, 11/19/25	USD	225	248,906
Chile | 0.1%
Republic of Chile, 5.500%, 08/05/20	CLP	110,000	177,628
Colombia | 5.5%
Colombian Titulos De Tesoreria:
10.000%, 07/24/24	COP	16,903,500	6,948,940
7.500%, 08/26/26	COP	6,535,000	2,340,143
6.000%, 04/28/28	COP	5,172,000	1,634,032
Republic of Colombia:
4.375%, 07/12/21	USD	600	650,250
4.000%, 02/26/24	USD	1,290	1,373,850
4.500%, 01/28/26	USD	825	911,625
7.375%, 09/18/37	USD	1,080	1,458,000
6.125%, 01/18/41	USD	60	72,600
			15,389,440
Costa Rica | 0.6%
Republic of Costa Rica:
4.250%, 01/26/23	USD	110	108,213
4.375%, 04/30/25	USD	940	911,800
5.625%, 04/30/43	USD	650	595,562
7.000%, 04/04/44	USD	45	47,925
			1,663,500
Croatia | 1.0%
Croatia:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.375%, 03/24/21	USD	1,900	$2,135,600
6.000%, 01/26/24	USD	605	694,994
			2,830,594
Dominican Republic | 2.4%
Dominican Republic:
7.500%, 05/06/21	USD	705	789,600
5.500%, 01/27/25	USD	1,005	1,065,300
6.875%, 01/29/26 (d)	USD	2,480	2,870,600
7.450%, 04/30/44	USD	950	1,131,687
6.850%, 01/27/45	USD	745	834,400
			6,691,587
Ecuador | 0.7%
Republic of Ecuador:
10.500%, 03/24/20	USD	150	152,625
10.500%, 03/24/20 (d)	USD	210	213,675
10.750%, 03/28/22 (d)	USD	990	1,012,275
7.950%, 06/20/24	USD	550	493,625
			1,872,200
Egypt | 0.6%
Arab Republic of Egypt:
5.750%, 04/29/20	USD	295	302,375
5.875%, 06/11/25	USD	690	657,225
5.875%, 06/11/25 (d)	USD	740	704,850
			1,664,450
El Salvador | 0.6%
Republic of El Salvador:
7.375%, 12/01/19	USD	300	320,250
7.750%, 01/24/23	USD	250	276,250
5.875%, 01/30/25	USD	330	328,762
8.250%, 04/10/32	USD	145	161,675
7.650%, 06/15/35	USD	455	476,044
			1,562,981
Ethiopia | 0.1%
Federal Republic of Ethiopia, 6.625%, 12/11/24	USD	315	310,669
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	620	565,750
Ghana | 0.7%
Republic of Ghana:
7.875%, 08/07/23	USD	1,560	1,460,550
8.125%, 01/18/26	USD	700	652,750
			2,113,300
Hungary | 1.5%
Hungary Government Bonds:
3.500%, 06/24/20	HUF	129,550	507,043
6.000%, 11/24/23	HUF	521,020	2,352,528
Description	Security Currency	Principal Amount (000)	Fair Value
5.500%, 06/24/25	HUF	314,390	$1,391,500
			4,251,071
Indonesia | 10.2%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	53,855,000	4,235,072
Indonesia Government Bonds:
8.375%, 03/15/24	IDR	26,980,000	2,224,573
8.375%, 09/15/26	IDR	108,282,000	9,055,996
9.000%, 03/15/29	IDR	3,987,000	348,672
8.750%, 05/15/31	IDR	26,698,000	2,314,472
8.375%, 03/15/34	IDR	24,948,000	2,082,023
Indonesia Treasury Bond, 8.250%, 05/15/36	IDR	11,191,000	930,896
Republic of Indonesia:
5.875%, 03/13/20	USD	915	1,021,881
3.750%, 04/25/22	USD	450	473,549
3.375%, 04/15/23	USD	975	1,006,366
5.875%, 01/15/24	USD	580	683,576
4.125%, 01/15/25 (d)	USD	650	693,726
7.750%, 01/17/38	USD	1,190	1,719,014
5.250%, 01/17/42	USD	210	240,122
5.125%, 01/15/45	USD	1,440	1,639,570
			28,669,508
Iraq | 0.2%
Republic of Iraq, 5.800%, 01/15/28	USD	845	688,675
Ivory Coast | 1.8%
Ivory Coast, 5.750%, 12/31/32	USD	5,246	5,167,320
Jamaica | 0.6%
Government of Jamaica:
8.500%, 02/28/36	USD	115	139,581
8.000%, 03/15/39	USD	1,348	1,602,435
			1,742,016
Jordan | 0.1%
Kingdom of Jordan, 6.125%, 01/29/26 (d)	USD	155	166,431
Kazakhstan | 0.6%
Republic of Kazakhstan:
3.875%, 10/14/24	USD	225	235,125
4.875%, 10/14/44	USD	140	145,950
6.500%, 07/21/45 (d)	USD	1,045	1,303,637
			1,684,712
Kenya | 0.3%
Republic of Kenya, 6.875%, 06/24/24	USD	920	902,750

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Malaysia | 4.2%
Malaysia Government Bonds:
3.654%, 10/31/19	MYR	10,360	$2,550,607
4.048%, 09/30/21	MYR	28,720	7,179,132
3.795%, 09/30/22	MYR	2,490	612,791
3.955%, 09/15/25	MYR	2,200	542,486
4.254%, 05/31/35	MYR	3,910	962,254
			11,847,270
Mexico | 5.4%
Mexican Bonos:
5.000%, 12/11/19	MXN	133,800	6,760,541
10.000%, 12/05/24	MXN	71,407	4,651,511
10.000%, 11/20/36	MXN	38,519	2,768,983
United Mexican States:
6.050%, 01/11/40	USD	628	767,730
4.750%, 03/08/44	USD	80	83,200
			15,031,965
Mongolia | 0.3%
Mongolia Government International Bonds:
10.875%, 04/06/21	USD	230	246,387
5.125%, 12/05/22	USD	690	602,025
			848,412
Namibia | 0.2%
Republic of Namibia, 5.250%, 10/29/25 (d)	USD	495	523,463
Oman | 0.2%
Oman Government International Bond, 3.625%, 06/15/21 (d)	USD	630	634,725
Pakistan | 0.3%
Islamic Republic of Pakistan:
7.250%, 04/15/19	USD	240	252,248
8.250%, 04/15/24	USD	555	607,856
			860,104
Panama | 1.5%
Republic of Panama:
4.000%, 09/22/24	USD	150	163,875
3.750%, 03/16/25	USD	525	566,344
7.125%, 01/29/26	USD	1,128	1,511,520
8.875%, 09/30/27	USD	304	454,100
3.875%, 03/17/28	USD	560	607,600
9.375%, 04/01/29	USD	645	999,750
			4,303,189
Paraguay | 1.0%
Republic of Paraguay:
4.625%, 01/25/23	USD	1,440	1,522,800
5.000%, 04/15/26 (d)	USD	730	784,750
6.100%, 08/11/44 (d)	USD	420	474,600
			2,782,150
Description	Security Currency	Principal Amount (000)	Fair Value
Peru | 1.6%
Republic of Peru:
7.350%, 07/21/25	USD	320	$444,800
6.550%, 03/14/37	USD	320	453,216
6.900%, 08/12/37	PEN	11,590	3,690,951
			4,588,967
Philippines | 0.5%
Republic of Philippines:
4.000%, 01/15/21	USD	640	695,211
3.625%, 09/09/25	PHP	29,000	596,585
			1,291,796
Poland | 3.9%
Poland Government Bonds:
5.500%, 10/25/19	PLN	4,223	1,219,898
1.500%, 04/25/20	PLN	2,690	690,041
5.250%, 10/25/20	PLN	5,000	1,464,421
5.750%, 09/23/22	PLN	11,400	3,524,761
3.250%, 07/25/25	PLN	14,850	4,005,256
			10,904,377
Romania | 0.7%
Romanian Government Bond, 4.750%, 02/24/25	RON	6,850	1,966,499
Russia | 4.5%
Russia Foreign Bonds:
5.000%, 04/29/20	USD	200	215,600
4.875%, 09/16/23	USD	1,600	1,758,400
12.750%, 06/24/28	USD	605	1,090,512
5.625%, 04/04/42	USD	1,400	1,613,500
Russia Government Bonds - OFZ:
7.500%, 02/27/19	RUB	197,740	3,087,540
7.600%, 04/14/21	RUB	48,480	753,214
7.000%, 08/16/23	RUB	104,930	1,574,560
7.050%, 01/19/28	RUB	125,650	1,858,868
Russian Foreign Bond - Eurobond, 4.750%, 05/27/26 (d)	USD	600	646,800
			12,598,994
Senegal | 0.1%
Republic of Senegal, 6.250%, 07/30/24	USD	325	335,563
Serbia | 0.6%
Republic of Serbia, 7.250%, 09/28/21	USD	1,490	1,735,850
Slovenia | 1.0%
Republic of Slovenia:
4.125%, 02/18/19	USD	1,325	1,397,186
5.500%, 10/26/22	USD	585	683,112
5.850%, 05/10/23	USD	575	686,319
			2,766,617
South Africa | 5.7%
Republic of South Africa:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.750%, 02/28/23	ZAR	38,837	$2,750,606
5.875%, 09/16/25	USD	1,130	1,276,900
10.500%, 12/21/26	ZAR	64,160	5,249,943
4.300%, 10/12/28	USD	860	851,400
8.250%, 03/31/32	ZAR	62,940	4,245,059
6.250%, 03/08/41	USD	450	541,125
5.375%, 07/24/44	USD	470	508,775
8.750%, 02/28/48	ZAR	7,600	519,523
			15,943,331
Sri Lanka | 1.1%
Republic of Sri Lanka:
5.750%, 01/18/22 (d)	USD	470	480,575
6.125%, 06/03/25	USD	350	358,057
6.850%, 11/03/25 (d)	USD	2,195	2,358,463
			3,197,095
Thailand | 2.4%
Thailand Government Bonds:
3.875%, 06/13/19	THB	48,310	1,477,370
3.625%, 06/16/23	THB	4,210	134,216
3.850%, 12/12/25	THB	134,390	4,443,165
3.580%, 12/17/27	THB	18,170	590,281
			6,645,032
Turkey | 4.8%
Republic of Turkey:
7.000%, 03/11/19	USD	230	249,550
7.500%, 11/07/19	USD	455	507,325
4.250%, 04/14/26	USD	1,195	1,171,100
4.875%, 10/09/26	USD	1,225	1,252,562
6.000%, 01/14/41	USD	535	573,788
6.625%, 02/17/45	USD	660	772,200
Turkey Government Bonds:
6.300%, 02/14/18	TRY	5,500	1,785,621
7.100%, 03/08/23	TRY	5,830	1,729,962
8.000%, 03/12/25	TRY	18,300	5,558,297
			13,600,405
Ukraine | 1.3%
Ukraine Government Bonds:
7.750%, 09/01/19 (d)	USD	36	35,550
7.750%, 09/01/20	USD	810	792,787
7.750%, 09/01/20 (d)	USD	462	452,183
7.750%, 09/01/21 (d)	USD	253	245,726
7.750%, 09/01/22	USD	145	140,106
7.750%, 09/01/22 (d)	USD	233	225,136
7.750%, 09/01/23 (d)	USD	142	136,320
7.750%, 09/01/24 (d)	USD	713	680,024
7.750%, 09/01/26	USD	105	99,356
7.750%, 09/01/26 (d)	USD	254	240,030
Description	Security Currency	Principal Amount (000)	Fair Value
7.750%, 09/01/27 (d)	USD	565	$532,513
			3,579,731
Uruguay | 1.1%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	936	1,007,370
7.625%, 03/21/36	USD	150	211,875
5.100%, 06/18/50	USD	1,755	1,820,812
			3,040,057
Venezuela | 0.8%
Republic of Venezuela:
7.000%, 12/01/18	USD	125	88,125
6.000%, 12/09/20	USD	195	105,300
12.750%, 08/23/22	USD	360	230,400
9.000%, 05/07/23	USD	505	256,919
8.250%, 10/13/24	USD	665	329,175
7.650%, 04/21/25	USD	501	241,732
11.750%, 10/21/26	USD	275	161,563
9.250%, 09/15/27	USD	553	302,767
9.250%, 05/07/28	USD	245	126,175
11.950%, 08/05/31	USD	482	287,392
9.375%, 01/13/34	USD	95	49,044
7.000%, 03/31/38	USD	382	176,675
			2,355,267
Zambia | 0.3%
Republic of Zambia:
5.375%, 09/20/22	USD	215	188,931
8.500%, 04/14/24	USD	670	658,275
			847,206
Total Foreign Government Obligations (Cost $233,299,673)			237,825,976
Quasi Government Bonds | 8.3%
Costa Rica | 0.2%
Banco Nacional de Costa Rica, 5.875%, 04/25/21 (d)	USD	540	563,625
Ecuador | 0.1%
EP Petroecuador, 6.487%, 09/24/19 (f)	USD	363	351,355
Indonesia | 1.7%
PT Pertamina Persero:
4.875%, 05/03/22	USD	1,072	1,156,109
4.300%, 05/20/23	USD	350	367,105
5.625%, 05/20/43	USD	660	692,535
6.000%, 05/03/42	USD	630	695,526
Perusahaan Penerbit SBSN Indonesia III:
4.325%, 05/28/25 (d)	USD	760	815,480
4.550%, 03/29/26 (d)	USD	830	899,612
			4,626,367

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Kazakhstan | 0.8%
KazMunayGas National Co. JSC, 9.125%, 07/02/18	USD	1,935	$2,131,654
Mexico | 1.8%
Banco Nacional de Comercio Exterior SNC, 3.800%, 08/11/26 (d), (f)	USD	640	622,400
Mexico City Airport Trust, 4.250%, 10/31/26 (d)	USD	240	240,600
Petroleos Mexicanos:
8.000%, 05/03/19	USD	454	510,750
6.375%, 02/04/21	USD	600	651,300
6.875%, 08/04/26	USD	460	518,650
5.500%, 06/27/44	USD	1,835	1,572,778
6.375%, 01/23/45	USD	684	656,640
5.625%, 01/23/46	USD	169	147,419
			4,920,537
Oman | 0.4%
Lamar Funding, Ltd., 3.958%, 05/07/25	USD	1,185	1,119,825
Peru | 0.3%
Corp. Financiera de Desarrollo SA, 4.750%, 07/15/25	USD	880	963,600
South Africa | 1.1%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	550	549,312
6.750%, 08/06/23	USD	345	353,194
7.850%, 04/02/26	ZAR	9,000	589,288
Transnet SOC, Ltd., 9.500%, 05/13/21 (d)	ZAR	24,000	1,647,321
			3,139,115
Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	352,350
Turkey | 0.3%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	635	648,494
TC Ziraat Bankasi, 4.750%, 04/29/21	USD	280	278,600
			927,094
Ukraine | 0.7%
Ukreximbank Via Biz Finance PLC:
9.625%, 04/27/22	USD	265	259,753
9.750%, 01/22/25	USD	1,815	1,729,695
			1,989,448
Venezuela | 0.8%
Petroleos de Venezuela SA:
5.250%, 04/12/17	USD	395	337,685
Description	Security Currency	Principal Amount (000)	Fair Value
8.500%, 11/02/17	USD	550	$471,488
9.000%, 11/17/21	USD	235	132,798
12.750%, 02/17/22	USD	275	179,465
6.000%, 05/16/24	USD	665	279,300
6.000%, 11/15/26	USD	315	132,269
5.375%, 04/12/27	USD	367	152,782
9.750%, 05/17/35	USD	610	313,387
5.500%, 04/12/37	USD	290	118,538
			2,117,712
Total Quasi Government Bonds (Cost $23,776,460)			23,202,682

Description	Shares	Fair Value
Short-Term Investment | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $8,413,828)	8,413,828	$8,413,828
Total Investments | 98.8% (Cost $272,970,912) (b), (g)		$277,293,870
Cash and Other Assets in Excess of Liabilities | 1.2%		3,452,568

Net Assets | 100.0%		$280,746,438

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	257,489	USD	78,479	BRC	10/04/16	$696	$—
BRL	683,431	USD	208,046	BRC	10/04/16	2,101	—
BRL	1,666,711	USD	513,434	BRC	10/04/16	—	939
BRL	2,690,576	USD	832,996	BRC	10/04/16	—	5,673
BRL	1,197,021	USD	364,945	JPM	10/04/16	3,125	—
BRL	1,666,711	USD	513,434	JPM	10/04/16	—	939
BRL	1,769,511	USD	539,426	JPM	10/04/16	4,679	—
BRL	2,690,576	USD	832,738	JPM	10/04/16	—	5,416
BRL	270,511	USD	82,528	SCB	10/04/16	651	—
BRL	1,071,325	USD	326,576	SCB	10/04/16	2,845	—
BRL	1,206,721	USD	371,733	SCB	10/04/16	—	680
BRL	1,623,234	USD	500,041	SCB	10/04/16	—	915
BRL	2,690,576	USD	832,738	SCB	10/04/16	—	5,416
BRL	2,877,786	USD	886,509	SCB	10/04/16	—	1,622
BRL	5,303,716	USD	1,633,823	SCB	10/04/16	—	2,989
BRL	1,666,711	USD	513,434	UBS	10/04/16	—	939
BRL	2,690,574	USD	832,737	UBS	10/04/16	—	5,416
CLP	391,229,000	USD	590,000	CIT	10/17/16	4,354	—
HUF	482,073,584	USD	1,743,704	BRC	10/17/16	14,473	—
HUF	482,073,583	USD	1,744,842	JPM	10/17/16	13,336	—
MXN	3,094,855	USD	163,315	BRC	10/17/16	—	3,943
MXN	4,204,795	USD	219,613	BRC	10/17/16	—	3,084
MXN	3,094,855	USD	163,433	JPM	10/17/16	—	4,061
MXN	4,204,795	USD	219,377	JPM	10/17/16	—	2,848
MXN	3,094,855	USD	163,442	SCB	10/17/16	—	4,070
MXN	4,204,795	USD	219,612	SCB	10/17/16	—	3,083
MXN	12,985,203	USD	670,000	SCB	10/17/16	—	1,317
MXN	3,094,856	USD	163,360	UBS	10/17/16	—	3,988
MXN	4,204,795	USD	219,403	UBS	10/17/16	—	2,874
MYR	4,313,041	USD	1,065,475	BRC	10/17/16	—	23,303
MYR	4,313,041	USD	1,065,475	SCB	10/17/16	—	23,303
MYR	4,313,041	USD	1,065,080	UBS	10/17/16	—	22,908
PEN	711,424	USD	209,119	BRC	10/17/16	888	—
PEN	1,898,300	USD	555,497	BRC	10/17/16	4,868	—
PEN	2,239,050	USD	660,000	BRC	10/17/16	952	—
PEN	2,556,000	USD	750,000	BRC	10/17/16	4,514	—
PEN	1,432,257	USD	420,881	JPM	10/17/16	1,912	—
PEN	1,898,299	USD	555,042	JPM	10/17/16	5,323	—
PEN	1,898,300	USD	555,367	SCB	10/17/16	4,998	—
PHP	64,401,754	USD	1,342,514	BRC	10/17/16	—	14,973
PHP	64,401,754	USD	1,343,018	JPM	10/17/16	—	15,477
PHP	64,401,754	USD	1,342,542	SCB	10/17/16	—	15,001
PHP	64,401,752	USD	1,342,542	UBS	10/17/16	—	15,001
PLN	734,345	USD	190,855	BRC	10/17/16	1,125	—
PLN	4,456,035	USD	1,149,488	BRC	10/17/16	15,455	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	4,456,036	USD	1,149,114	JPM	10/17/16	$15,829	$—
PLN	4,456,035	USD	1,148,640	SCB	10/17/16	16,303	—
RON	132,174	USD	33,360	BRC	10/17/16	56	—
RON	8,332,390	USD	2,110,000	BRC	10/17/16	—	3,394
RON	132,174	USD	33,334	JPM	10/17/16	83	—
RON	132,174	USD	33,350	SCB	10/17/16	66	—
RON	132,172	USD	33,384	UBS	10/17/16	32	—
RUB	58,140,618	USD	886,372	BRC	10/17/16	36,736	—
RUB	58,140,618	USD	887,724	JPM	10/17/16	35,384	—
RUB	58,140,618	USD	887,101	SCB	10/17/16	36,007	—
RUB	58,140,617	USD	887,779	UBS	10/17/16	35,330	—
SGD	10,290,529	USD	7,570,000	SCB	10/17/16	—	23,175
THB	23,945,760	USD	690,000	BRC	10/17/16	935	—
THB	49,526,565	USD	1,417,880	BRC	10/17/16	11,166	—
THB	6,411,700	USD	183,559	JPM	10/17/16	1,446	—
THB	39,254,340	USD	1,123,543	SCB	10/17/16	9,108	—
TRY	938,965	USD	311,318	BRC	10/17/16	678	—
TRY	1,555,832	USD	520,000	BRC	10/17/16	—	3,034
TRY	6,253,598	USD	2,081,584	BRC	10/17/16	—	3,661
TRY	4,115,154	USD	1,380,000	JPM	10/17/16	—	12,631
USD	79,320	BRL	79,175	BRC	10/04/16	145	—
USD	210,533	BRL	210,147	BRC	10/04/16	385	—
USD	505,217	BRL	512,495	BRC	10/04/16	—	7,278
USD	828,839	BRL	827,322	BRC	10/04/16	1,516	—
USD	37,536	BRL	37,507	BRC	11/03/16	29	—
USD	826,116	BRL	820,288	BRC	11/03/16	5,827	—
USD	870,000	BRL	865,746	CIT	11/03/16	4,254	—
USD	368,745	BRL	368,071	JPM	10/04/16	675	—
USD	504,957	BRL	512,495	JPM	10/04/16	—	7,538
USD	545,102	BRL	544,105	JPM	10/04/16	997	—
USD	828,839	BRL	827,322	JPM	10/04/16	1,516	—
USD	242,464	BRL	242,276	JPM	11/03/16	188	—
USD	825,862	BRL	820,288	JPM	11/03/16	5,574	—
USD	83,332	BRL	83,179	SCB	10/04/16	152	—
USD	330,024	BRL	329,421	SCB	10/04/16	604	—
USD	368,577	BRL	371,053	SCB	10/04/16	—	2,476
USD	499,472	BRL	499,126	SCB	10/04/16	346	—
USD	828,839	BRL	827,322	SCB	10/04/16	1,516	—
USD	893,806	BRL	884,887	SCB	10/04/16	8,918	—
USD	1,606,602	BRL	1,630,834	SCB	10/04/16	—	24,231
USD	191,670	BRL	193,432	SCB	11/03/16	—	1,763
USD	825,887	BRL	820,288	SCB	11/03/16	5,599	—
USD	2,111,411	BRL	2,110,421	SCB	11/03/16	990	—
USD	504,880	BRL	512,495	UBS	10/04/16	—	7,615
USD	828,838	BRL	827,322	UBS	10/04/16	1,516	—
USD	825,887	BRL	820,288	UBS	11/03/16	5,599	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	2,263,868	CLP	2,320,642	BRC	10/17/16	$—	$56,774
USD	1,011,313	CLP	1,036,137	JPM	10/17/16	—	24,824
USD	797,114	CLP	817,104	SCB	10/17/16	—	19,990
USD	289,597	COP	297,202	BRC	10/18/16	—	7,605
USD	760,000	COP	766,815	BRC	10/18/16	—	6,815
USD	360,000	HUF	360,951	BRC	10/17/16	—	951
USD	250,000	IDR	249,871	BRC	10/17/16	129	—
USD	780,000	IDR	793,354	BRC	10/17/16	—	13,354
USD	810,000	IDR	801,901	BRC	10/17/16	8,099	—
USD	6,535,729	IDR	6,627,317	BRC	10/17/16	—	91,588
USD	272,375	MXN	268,820	BRC	10/17/16	3,555	—
USD	450,000	MXN	452,190	BRC	10/17/16	—	2,190
USD	830,000	MXN	847,475	BRC	10/17/16	—	17,475
USD	770,000	MXN	782,517	JPM	10/17/16	—	12,517
USD	770,000	MXN	779,696	JPM	10/17/16	—	9,696
USD	157,625	MXN	155,587	SCB	10/17/16	2,038	—
USD	110,000	MYR	110,212	BRC	10/17/16	—	212
USD	590,000	MYR	589,856	BRC	10/17/16	144	—
USD	984,762	MYR	978,929	BRC	10/17/16	5,833	—
USD	857,966	MYR	858,130	JPM	10/17/16	—	163
USD	895,238	MYR	889,178	JPM	10/17/16	6,060	—
USD	1,238,154	PEN	1,233,178	BRC	10/17/16	4,975	—
USD	1,651,846	PEN	1,645,452	SCB	10/17/16	6,394	—
USD	480,000	PHP	479,386	BRC	10/17/16	614	—
USD	1,007,388	PHP	1,006,722	BRC	10/17/16	666	—
USD	1,092,612	PHP	1,092,340	JPM	10/17/16	272	—
USD	640,000	PLN	639,691	BRC	10/17/16	309	—
USD	735,668	PLN	736,349	SCB	10/17/16	—	681
USD	200,244	RON	200,867	JPM	10/17/16	—	622
USD	507,146	RUB	508,816	BRC	10/17/16	—	1,671
USD	854,365	RUB	870,324	BRC	10/17/16	—	15,959
USD	521,409	RUB	532,245	JPM	10/17/16	—	10,837
USD	1,564,226	RUB	1,597,701	JPM	10/17/16	—	33,475
USD	2,423,877	SGD	2,421,783	BRC	10/17/16	2,093	—
USD	2,424,019	SGD	2,421,783	JPM	10/17/16	2,235	—
USD	2,423,734	SGD	2,421,783	SCB	10/17/16	1,951	—
USD	2,424,731	SGD	2,421,783	UBS	10/17/16	2,947	—
USD	560,000	THB	559,078	JPM	10/17/16	922	—
USD	170,000	THB	170,036	SCB	10/17/16	—	36
USD	530,000	TRY	526,805	BRC	10/17/16	3,195	—
USD	840,000	ZAR	826,103	BRC	10/17/16	13,897	—
USD	1,186,637	ZAR	1,252,424	BRC	11/18/16	—	65,787
USD	1,187,588	ZAR	1,252,424	JPM	11/18/16	—	64,836
USD	1,187,133	ZAR	1,252,424	SCB	11/18/16	—	65,292
ZAR	27,193,321	USD	1,868,186	BRC	11/18/16	96,500	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$494,628	$810,324

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 6.6%
Brazil | 1.5%
Gerdau Trade, Inc., 4.750%, 04/15/23	USD	350	$340,375
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	175	172,813
Minerva Luxembourg SA, 6.500%, 09/20/26 (d)	USD	350	344,313
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	2,361	2,586,948
Vale Overseas, Ltd.:
5.875%, 06/10/21	USD	225	235,575
6.250%, 08/10/26	USD	400	417,880
			4,097,904
Chile | 0.5%
AES Gener SA, 8.375%, 12/18/73	USD	375	395,156
Empresa Electrica Angamos SA, 4.875%, 05/25/29	USD	260	255,481
VTR Finance BV, 6.875%, 01/15/24	USD	650	672,750
			1,323,387
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17 (d)	USD	400	310,000
Colombia | 0.7%
Ecopetrol SA, 5.875%, 09/18/23	USD	1,215	1,306,125
Millicom International Cellular SA, 6.625%, 10/15/21	USD	600	624,750
			1,930,875
Georgia | 0.2%
BGEO Group JSC, 6.000%, 07/26/23 (d)	USD	550	567,875
Guatemala | 0.5%
Comcel Trust, 6.875%, 02/06/24	USD	1,210	1,234,200
India | 0.3%
Vedanta Resources PLC, 8.250%, 06/07/21	USD	705	711,659
Israel | 0.3%
Altice Financing SA, 7.500%, 05/15/26 (d)	USD	615	640,369
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico | 0.3%
Cemex Finance LLC, 9.375%, 10/12/22	USD	565	$620,087
Cemex SAB de CV, 7.750%, 04/16/26	USD	290	319,580
			939,667
Macau | 0.3%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	625	630,469
Morocco | 0.3%
OCP SA, 6.875%, 04/25/44	USD	600	678,000
Russia | 0.7%
Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	USD	570	617,738
GTH Finance BV, 7.250%, 04/26/23	USD	1,200	1,300,966
			1,918,704
South Africa | 0.2%
MTN Mauritius Investment, Ltd., 4.755%, 11/11/24	USD	640	619,200
Turkey | 0.2%
KOC Holding AS, 5.250%, 03/15/23	USD	645	659,512
United Arab Emirates | 0.5%
DP World, Ltd., 6.850%, 07/02/37	USD	560	649,600
MAF Global Securities, Ltd., 7.125%, 10/29/18 (f)	USD	610	642,787
			1,292,387
Total Corporate Bonds (Cost $16,974,694)			17,554,208
Foreign Government Obligations | 62.0%
Argentina | 9.7%
Republic of Argentina:
6.875%, 04/22/21 (d)	USD	1,345	1,464,705
7.500%, 04/22/26 (d)	USD	9,050	10,212,925
7.500%, 04/22/26	USD	770	868,945
8.280%, 12/31/33	USD	7,816	8,988,816
2.500%, 12/31/38 (e)	USD	5,970	4,268,550
			25,803,941
Belize | 0.6%
Republic of Belize, 5.000%, 02/20/38 (e)	USD	2,733	1,537,313
Brazil | 6.8%
Brazil NTN-B:
6.000%, 05/15/35	BRL	3,150	2,901,150
6.000%, 08/15/50	BRL	3,490	3,248,773
Brazil NTN-F:
10.000%, 01/01/23	BRL	19,250	5,367,962
10.000%, 01/01/27	BRL	14,845	4,139,300

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Federal Republic of Brazil, 5.000%, 01/27/45	USD	2,735	$2,468,338
			18,125,523
Colombia | 0.5%
Republic of Colombia:
4.500%, 01/28/26	USD	575	635,375
7.375%, 09/18/37	USD	505	681,750
			1,317,125
Congo | 1.1%
Republic of Congo, 4.000%, 06/30/29 (e)	USD	4,355	2,999,303
Costa Rica | 2.0%
Republic of Costa Rica:
4.250%, 01/26/23	USD	1,925	1,893,719
4.375%, 04/30/25	USD	200	194,000
7.000%, 04/04/44	USD	982	1,045,830
7.158%, 03/12/45	USD	1,920	2,068,800
			5,202,349
Dominican Republic | 2.0%
Dominican Republic:
7.500%, 05/06/21	USD	855	957,600
5.500%, 01/27/25 (d)	USD	600	636,000
6.875%, 01/29/26	USD	565	653,987
7.450%, 04/30/44	USD	30	35,738
6.850%, 01/27/45	USD	1,560	1,747,200
6.850%, 01/27/45 (d)	USD	1,060	1,187,200
			5,217,725
Egypt | 0.5%
Arab Republic of Egypt:
5.875%, 06/11/25	USD	95	90,488
5.875%, 06/11/25 (d)	USD	1,325	1,262,062
			1,352,550
El Salvador | 2.7%
Republic of El Salvador:
7.375%, 12/01/19	USD	2,165	2,311,137
7.750%, 01/24/23	USD	660	729,300
5.875%, 01/30/25	USD	2,493	2,483,651
6.375%, 01/18/27	USD	560	562,800
8.250%, 04/10/32	USD	86	95,890
7.650%, 06/15/35	USD	195	204,019
7.625%, 02/01/41	USD	720	750,600
			7,137,397
Guatemala | 0.2%
Republic of Guatemala, 5.750%, 06/06/22	USD	458	512,960
Indonesia | 2.1%
Republic of Indonesia:
3.375%, 04/15/23	USD	625	645,106
Description	Security Currency	Principal Amount (000)	Fair Value
5.875%, 01/15/24	USD	525	$618,755
4.750%, 01/08/26	USD	1,255	1,404,031
8.500%, 10/12/35	USD	780	1,179,891
6.625%, 02/17/37	USD	1,390	1,819,065
			5,666,848
Iraq | 0.3%
Republic of Iraq, 5.800%, 01/15/28	USD	1,020	831,300
Ivory Coast | 2.5%
Ivory Coast:
6.375%, 03/03/28	USD	1,700	1,776,500
6.375%, 03/03/28 (d)	USD	1,105	1,154,725
5.750%, 12/31/32	USD	3,782	3,725,073
			6,656,298
Kenya | 0.5%
Republic of Kenya:
5.875%, 06/24/19	USD	620	640,925
6.875%, 06/24/24	USD	655	642,719
			1,283,644
Malaysia | 1.7%
Malaysia Government Bonds:
3.814%, 02/15/17	MYR	5,330	1,294,006
3.620%, 11/30/21	MYR	4,900	1,205,602
Malaysia Treasury Bill, 0.000%, 03/10/17	MYR	7,990	1,910,963
			4,410,571
Mongolia | 0.7%
Mongolia Government International Bonds:
10.875%, 04/06/21	USD	1,040	1,114,100
5.125%, 12/05/22	USD	975	850,687
			1,964,787
Nigeria | 0.5%
Republic of Nigeria:
6.750%, 01/28/21	USD	580	584,350
6.375%, 07/12/23	USD	655	645,175
			1,229,525
Pakistan | 0.5%
Islamic Republic of Pakistan, 8.250%, 04/15/24	USD	1,280	1,401,901
Paraguay | 0.6%
Republic of Paraguay:
4.625%, 01/25/23	USD	170	179,775
5.000%, 04/15/26 (d)	USD	470	505,250
6.100%, 08/11/44	USD	280	316,400
6.100%, 08/11/44 (d)	USD	550	621,500
			1,622,925
Portugal | 2.7%
Republic of Portugal:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
5.125%, 10/15/24	USD	4,318	$4,301,039
5.125%, 10/15/24 (d)	USD	2,775	2,764,100
			7,065,139
Russia | 5.4%
Russia Foreign Bonds-Eurobonds:
4.750%, 05/27/26	USD	3,000	3,234,180
4.750%, 05/27/26 (d)	USD	9,000	9,702,000
Russia Foreign Bond,
5.625%, 04/04/42	USD	1,200	1,383,000
			14,319,180
Rwanda | 0.1%
Republic of Rwanda, 6.625%, 05/02/23	USD	375	378,639
Senegal | 0.4%
Republic of Senegal, 8.750%, 05/13/21	USD	925	1,049,875
Slovenia | 4.6%
Republic of Slovenia:
5.850%, 05/10/23	USD	7,485	8,934,086
5.250%, 02/18/24	USD	2,700	3,164,697
			12,098,783
South Africa | 1.9%
Republic of South Africa:
4.665%, 01/17/24	USD	2,995	3,155,981
5.875%, 09/16/25	USD	1,790	2,022,700
			5,178,681
Sri Lanka | 2.0%
Republic of Sri Lanka:
6.250%, 10/04/20	USD	550	575,542
5.750%, 01/18/22 (d)	USD	890	910,025
5.875%, 07/25/22	USD	350	360,451
6.125%, 06/03/25	USD	900	920,718
6.850%, 11/03/25 (d)	USD	625	671,544
6.825%, 07/18/26 (d)	USD	1,780	1,915,796
			5,354,076
Turkey | 4.4%
Republic of Turkey:
5.625%, 03/30/21	USD	2,410	2,572,675
7.375%, 02/05/25	USD	802	950,370
4.250%, 04/14/26	USD	265	259,700
4.875%, 10/09/26	USD	2,555	2,612,487
4.875%, 04/16/43	USD	695	649,825
6.625%, 02/17/45	USD	3,890	4,551,300
			11,596,357
Ukraine | 3.5%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	1,265	1,249,188
7.750%, 09/01/22	USD	205	198,081
7.750%, 09/01/24	USD	770	734,388
Description	Security Currency	Principal Amount (000)	Fair Value
7.750%, 09/01/26	USD	1,565	$1,480,881
7.750%, 09/01/27	USD	2,545	2,398,662
0.000%, 05/31/40 (f)	USD	9,766	3,125,120
			9,186,320
Uruguay | 0.5%
Republica Orient Uruguay, 5.100%, 06/18/50	USD	1,285	1,333,188
Venezuela | 0.3%
Republic of Venezuela:
7.750%, 10/13/19	USD	740	456,950
6.000%, 12/09/20	USD	675	364,500
			821,450
Vietnam | 0.5%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	1,155	1,287,594
Zambia | 0.2%
Republic of Zambia, 8.500%, 04/14/24	USD	681	669,083
Total Foreign Government Obligations (Cost $159,433,553)			164,612,350
Quasi Government Bonds | 2.6%
Azerbaijan | 0.5%
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/23	USD	1,250	1,232,812
Indonesia | 0.9%
Majapahit Holding BV, 7.750%, 01/20/20	USD	334	384,187
Perusahaan Listrik Negara PT, 5.500%, 11/22/21	USD	555	617,848
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/25 (d)	USD	1,230	1,319,790
			2,321,825
Mexico | 0.5%
Banco Nacional de Comercio Exterior SNC, 3.800%, 08/11/26 (d), (f)	USD	1,325	1,288,562
Venezuela | 0.7%
Petroleos de Venezuela SA:
5.250%, 04/12/17	USD	985	842,077
8.500%, 11/02/17	USD	1,247	1,068,705
			1,910,782
Total Quasi Government Bonds (Cost $6,389,699)			6,753,981

Description	Shares	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Warrants | 0.0%
United Kingdom | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Cost $0)	96,000	$0
Short-Term Investment | 24.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $64,565,718)	64,565,718	64,565,718
Total Investments | 95.5% (Cost $247,363,664) (b), (g)		$253,486,257
Cash and Other Assets in Excess of Liabilities | 4.5%		12,000,271

Net Assets | 100.0%		$265,486,528

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	698,899	USD	213,014	BRC	10/04/16	$1,890	$—
BRL	823,411	USD	250,658	BRC	10/04/16	2,532	—
BRL	1,593,764	USD	490,963	BRC	10/04/16	—	898
BRL	4,430,842	USD	1,364,932	BRC	10/04/16	—	2,497
BRL	5,902,076	USD	1,818,149	BRC	10/04/16	—	3,326
BRL	8,326,010	USD	2,577,712	BRC	10/04/16	—	17,557
BRL	2,131,941	USD	649,911	JPM	10/04/16	5,637	—
BRL	3,249,056	USD	990,566	JPM	10/04/16	8,483	—
BRL	4,430,842	USD	1,364,932	JPM	10/04/16	—	2,497
BRL	5,902,075	USD	1,818,149	JPM	10/04/16	—	3,326
BRL	8,326,010	USD	2,576,914	JPM	10/04/16	—	16,759
BRL	325,917	USD	99,432	SCB	10/04/16	784	—
BRL	1,623,234	USD	500,041	SCB	10/04/16	—	915
BRL	2,740,750	USD	844,295	SCB	10/04/16	—	1,545
BRL	2,907,883	USD	886,420	SCB	10/04/16	7,722	—
BRL	4,430,842	USD	1,364,932	SCB	10/04/16	—	2,497
BRL	5,902,076	USD	1,818,149	SCB	10/04/16	—	3,326
BRL	8,326,010	USD	2,576,914	SCB	10/04/16	—	16,759
BRL	2,053,803	USD	632,679	UBS	10/04/16	—	1,158
BRL	4,430,841	USD	1,364,932	UBS	10/04/16	—	2,497
BRL	8,326,008	USD	2,576,914	UBS	10/04/16	—	16,759
IDR	120,635,826,694	USD	9,097,724	BRC	10/17/16	127,490	—
IDR	16,643,817,181	USD	1,257,371	JPM	10/17/16	15,408	—
MXN	11,505,853	USD	600,941	BRC	10/17/16	—	8,438
MXN	14,390,969	USD	759,408	BRC	10/17/16	—	18,334
MXN	11,505,853	USD	600,295	JPM	10/17/16	—	7,792
MXN	14,390,969	USD	759,959	JPM	10/17/16	—	18,885
MXN	11,505,853	USD	600,938	SCB	10/17/16	—	8,435
MXN	14,390,969	USD	759,999	SCB	10/17/16	—	18,926
MXN	86,076,034	USD	4,492,955	SCB	10/17/16	—	60,404
MXN	11,505,853	USD	600,367	UBS	10/17/16	—	7,864
MXN	14,390,967	USD	759,618	UBS	10/17/16	—	18,544
MYR	4,560,752	USD	1,126,668	BRC	10/17/16	—	24,641
MYR	4,560,752	USD	1,126,668	SCB	10/17/16	—	24,641
MYR	4,560,752	USD	1,126,251	UBS	10/17/16	—	24,224
PEN	767,886	USD	225,716	BRC	10/17/16	959	—
PEN	2,188,351	USD	640,374	BRC	10/17/16	5,612	—
PEN	1,545,928	USD	454,284	JPM	10/17/16	2,063	—
PEN	2,188,350	USD	639,850	JPM	10/17/16	6,136	—
PEN	2,188,351	USD	640,224	SCB	10/17/16	5,762	—
PHP	61,756,691	USD	1,287,376	BRC	10/17/16	—	14,358
PHP	61,756,691	USD	1,287,859	JPM	10/17/16	—	14,842
PHP	61,756,691	USD	1,287,402	SCB	10/17/16	—	14,385
PHP	61,756,691	USD	1,287,402	UBS	10/17/16	—	14,385
RUB	151,743,848	USD	2,313,384	BRC	10/17/16	95,880	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
RUB	85,778,800	USD	1,310,000	JPM	10/17/16	$51,925	$—
RUB	151,743,848	USD	2,316,912	JPM	10/17/16	92,351	—
RUB	151,743,848	USD	2,315,286	SCB	10/17/16	93,977	—
RUB	151,743,847	USD	2,317,054	UBS	10/17/16	92,210	—
TRY	1,974,710	USD	660,000	BRC	10/17/16	—	3,851
TRY	3,906,415	USD	1,310,000	JPM	10/17/16	—	11,991
USD	215,298	BRL	214,904	BRC	10/04/16	394	—
USD	253,654	BRL	253,190	BRC	10/04/16	464	—
USD	401,755	BRL	490,065	BRC	10/04/16	—	88,309
USD	1,343,086	BRL	1,362,435	BRC	10/04/16	—	19,348
USD	1,819,999	BRL	1,814,823	BRC	10/04/16	5,177	—
USD	2,564,848	BRL	2,560,156	BRC	10/04/16	4,692	—
USD	2,556,422	BRL	2,538,389	BRC	11/03/16	18,033	—
USD	656,750	BRL	655,548	JPM	10/04/16	1,202	—
USD	1,000,880	BRL	999,049	JPM	10/04/16	1,831	—
USD	1,342,395	BRL	1,362,435	JPM	10/04/16	—	20,040
USD	1,816,638	BRL	1,814,823	JPM	10/04/16	1,815	—
USD	2,564,848	BRL	2,560,156	JPM	10/04/16	4,692	—
USD	2,555,637	BRL	2,538,389	JPM	11/03/16	17,248	—
USD	100,399	BRL	100,216	SCB	10/04/16	184	—
USD	499,472	BRL	499,126	SCB	10/04/16	346	—
USD	851,244	BRL	842,750	SCB	10/04/16	8,494	—
USD	895,781	BRL	894,142	SCB	10/04/16	1,639	—
USD	1,342,191	BRL	1,362,435	SCB	10/04/16	—	20,243
USD	1,818,541	BRL	1,814,823	SCB	10/04/16	3,719	—
USD	2,564,848	BRL	2,560,156	SCB	10/04/16	4,692	—
USD	191,670	BRL	193,432	SCB	11/03/16	—	1,763
USD	2,029,030	BRL	2,045,709	SCB	11/03/16	—	16,679
USD	2,555,716	BRL	2,538,389	SCB	11/03/16	17,327	—
USD	518,245	BRL	631,522	UBS	10/04/16	—	113,277
USD	1,342,191	BRL	1,362,434	UBS	10/04/16	—	20,243
USD	2,564,848	BRL	2,560,155	UBS	10/04/16	4,692	—
USD	2,555,715	BRL	2,538,388	UBS	11/03/16	17,327	—
USD	1,590,800	CLP	1,630,695	BRC	10/17/16	—	39,894
USD	1,590,800	CLP	1,630,695	CIT	10/17/16	—	39,894
USD	1,779,739	CLP	1,823,425	JPM	10/17/16	—	43,686
USD	1,402,785	CLP	1,437,964	SCB	10/17/16	—	35,179
USD	2,460,000	IDR	2,502,116	BRC	10/17/16	—	42,116
USD	288,413	IDR	291,109	JPM	10/17/16	—	2,696
USD	1,756,510	IDR	1,770,312	JPM	10/17/16	—	13,802
USD	585,016	IDR	590,977	SCB	10/17/16	—	5,961
USD	2,198,490	IDR	2,215,176	SCB	10/17/16	—	16,686
USD	3,081,571	IDR	3,108,495	SCB	10/17/16	—	26,923
USD	386,393	MXN	381,350	BRC	10/17/16	5,043	—
USD	2,520,000	MXN	2,573,056	BRC	10/17/16	—	53,056
USD	815,000	MXN	828,249	JPM	10/17/16	—	13,249

Lazard Explorer Total Return Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	815,000	MXN	825,262	JPM	10/17/16	$—	$10,263
USD	2,360,000	MXN	2,297,160	JPM	10/17/16	62,840	—
USD	223,607	MXN	220,716	SCB	10/17/16	2,891	—
USD	2,600,000	MXN	2,651,782	SCB	10/17/16	—	51,782
USD	658,224	MYR	655,359	BRC	10/17/16	2,865	—
USD	2,641,723	MYR	2,642,225	JPM	10/17/16	—	503
USD	1,121,776	MYR	1,116,758	SCB	10/17/16	5,018	—
USD	622,619	RUB	644,777	BRC	10/17/16	—	22,158
USD	242,894	RUB	251,481	JPM	10/17/16	—	8,586
USD	534,487	RUB	553,381	JPM	10/17/16	—	18,894
USD	3,513,753	RUB	3,641,760	JPM	10/17/16	—	128,007
USD	5,678,966	RUB	5,915,787	JPM	10/17/16	—	236,821
USD	2,327,717	SGD	2,325,707	BRC	10/17/16	2,010	—
USD	2,327,854	SGD	2,325,707	JPM	10/17/16	2,147	—
USD	2,327,580	SGD	2,325,707	SCB	10/17/16	1,873	—
USD	2,328,537	SGD	2,325,707	UBS	10/17/16	2,830	—
USD	1,976,619	TRY	1,973,143	BRC	10/17/16	3,476	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$821,782	$1,517,314

Credit Default Swap Agreements open at September 30, 2016:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX EM 26	BRC	10,500,000	12/20/21	Buy	(1.000)%	CCC – AA-	$669,404	$688,065	$—	$18,661
CDX EM 26	BRC	9,000,000	12/20/21	Buy	(1.000)	CCC – AA-	573,775	567,000	6,775	—
CDX EM 26	BRC	7,500,000	12/20/21	Buy	(1.000)	CCC – AA-	8,480,166	8,482,458	—	2,292
Total Credit Default Swap Agreements							$9,723,345	$9,737,523	$6,775	$20,953

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 37.0%
Brazil | 10.8%
Brazil Letras do Tesouro Nacional, 0.000%, 10/01/16	BRL	3,125	$959,845
Brazil NTN-B, 6.000%, 08/15/26	BRL	150	136,533
Brazil NTN-F, 10.000%, 01/01/17	BRL	940	286,259
			1,382,637
Colombia | 1.1%
Colombian Titulos De Tesoreria, 7.000%, 05/04/22	COP	410,000	144,184
Hungary | 2.1%
Hungary Government Bond, 7.500%, 11/12/20	HUF	61,300	275,972
Indonesia | 0.4%
Indonesia Government Bond, 7.875%, 04/15/19	IDR	650,000	51,115
Malaysia | 3.4%
Malaysia Government Bonds:
3.580%, 09/28/18	MYR	190	46,711
3.800%, 08/17/23	MYR	1,578	389,745
			436,456
Mexico | 5.4%
Mexican Bonos:
4.750%, 06/14/18	MXN	4,400	224,470
6.500%, 06/10/21	MXN	4,680	248,118
5.750%, 03/05/26	MXN	1,750	88,479
Mexican Udibonos, 2.500%, 12/10/20	MXN	2,673	137,862
			698,929
Poland | 5.0%
Poland Government Bond, 4.750%, 04/25/17	PLN	2,390	636,079
Russia | 5.6%
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	23,100	357,435
7.600%, 07/20/22	RUB	23,100	357,534
			714,969
South Africa | 0.3%
Republic of South Africa, 10.500%, 12/21/26	ZAR	480	39,276
Turkey | 2.9%
Turkey Government Bond, 4.000%, 04/01/20	TRY	1,048	367,450
Total Foreign Government Obligations (Cost $4,764,780)			4,747,067
Description	Security Currency	Principal Amount (000)	Fair Value
Supranationals | 1.6%
European Investment Bank, 7.200%, 07/09/19 (d) (Cost $213,246)	IDR	2,700,000	$207,302
US Treasury Securities | 54.6%
US Treasury Notes:
0.625%, 10/15/16	USD	500	500,081
0.375%, 10/31/16	USD	500	500,093
1.000%, 10/31/16	USD	500	500,331
0.625%, 11/15/16	USD	500	500,254
0.500%, 11/30/16	USD	500	500,246
0.875%, 11/30/16	USD	500	500,542
0.625%, 12/15/16	USD	500	500,354
0.625%, 12/31/16	USD	500	500,428
0.875%, 12/31/16	USD	600	600,877
0.750%, 01/15/17	USD	500	500,606
0.500%, 01/31/17	USD	400	400,234
0.875%, 01/31/17	USD	500	500,903
0.625%, 02/15/17	USD	500	500,392
0.875%, 02/28/17	USD	500	501,017
Total US Treasury Securities (Cost $7,004,679)			7,006,358

Description	Shares	Fair Value
Short-Term Investment | 11.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $1,501,142)	1,501,142	$1,501,142
Total Investments | 104.9% (Cost $13,483,847) (b), (g)		$13,461,869
Liabilities in Excess of Cash and Other Assets | (4.9)%		(630,838)

Net Assets | 100.0%		$12,831,031

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	1,999,500	USD	129,000	CIT	11/09/16	$—	$1,153
CLP	87,912,500	USD	130,000	BNP	10/07/16	3,660	—
CNY	8,618,490	USD	1,290,000	SCB	10/14/16	2,515	—
COP	366,000,000	USD	125,000	CIT	10/03/16	1,936	—
COP	381,312,000	USD	128,000	CIT	10/03/16	4,246	—
COP	362,640,900	USD	123,000	CIT	10/18/16	2,435	—
COP	20,867,000	USD	7,000	HSB	11/04/16	193	—
CZK	3,288,768	USD	136,040	CAB	11/30/16	987	—
CZK	5,424,413	USD	225,000	CAB	11/30/16	1,009	—
HUF	33,425,250	USD	123,000	CIT	10/07/16	—	1,093
HUF	38,527,837	USD	139,933	CIT	10/07/16	584	—
IDR	1,986,580,000	USD	142,000	CIT	03/22/17	7,227	—
IDR	5,841,060,000	USD	402,000	CIT	03/22/17	36,767	—
IDR	988,400,000	USD	70,000	CIT	05/02/17	3,784	—
IDR	961,520,000	USD	68,000	HSB	05/09/17	3,698	—
ILS	229,213	USD	61,174	JPM	11/28/16	72	—
ILS	490,556	USD	131,000	JPM	11/28/16	78	—
INR	12,659,160	USD	186,000	JPM	10/07/16	4,037	—
INR	56,829,665	USD	839,000	SCB	10/24/16	12,043	—
KRW	1,443,399,260	USD	1,322,000	SCB	10/13/16	—	11,912
MXN	7,151,326	USD	364,000	CIT	10/26/16	3,876	—
MYR	965,738	USD	233,000	JPM	10/26/16	903	—
PEN	360,697	USD	106,592	CIT	10/05/16	16	—
PEN	432,968	USD	127,000	CIT	11/16/16	387	—
PEN	371,034	USD	108,000	HSB	12/05/16	871	—
PHP	7,999,380	USD	171,000	JPM	11/02/16	—	5,626
PHP	9,459,450	USD	195,000	JPM	12/05/16	101	—
PHP	6,041,390	USD	127,000	SCB	10/13/16	—	1,925
PLN	708,338	USD	183,000	JPM	10/20/16	2,169	—
PLN	1,758,767	USD	448,000	JPM	10/20/16	11,765	—
RON	208,785	USD	53,287	CIT	08/29/17	—	169
RUB	37,160,483	USD	573,000	CAB	10/28/16	15,670	—
SGD	991,814	USD	727,003	SCB	12/08/16	523	—
THB	6,637,650	USD	190,000	JPM	10/14/16	1,531	—
THB	21,378,125	USD	617,000	SCB	11/10/16	—	354
TRY	791,643	USD	266,000	CAB	11/23/16	—	4,878
TWD	8,178,210	USD	267,000	SCB	11/14/16	—	4,912
USD	212,000	BRL	210,858	BNP	10/11/16	1,142	—
USD	443,000	BRL	450,700	JPM	01/20/17	—	7,700
USD	265,000	CNY	266,135	CIT	12/02/16	—	1,135
USD	120,849	COP	123,244	CIT	10/03/16	—	2,395
USD	137,000	COP	135,938	CIT	10/03/16	1,062	—
USD	195,000	CZK	195,042	CAB	11/30/16	—	42
USD	1,119	EUR	1,125	JPM	11/01/16	—	6
USD	10,450	HUF	10,447	BNP	08/29/17	3	—

Lazard Emerging Markets Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	171,000	IDR	171,750	JPM	12/13/16	$—	$750
USD	224,057	IDR	227,996	JPM	01/23/17	—	3,939
USD	105,699	PEN	106,608	HSB	10/05/16	—	909
USD	122,000	PHP	121,566	SCB	10/13/16	434	—
USD	62,000	PLN	61,995	JPM	10/20/16	5	—
USD	637,838	PLN	644,933	JPM	10/20/16	—	7,096
USD	53,275	RON	53,119	BNP	08/29/17	156	—
USD	71,000	RUB	72,098	CAB	10/28/16	—	1,098
USD	191,377	THB	191,532	JPM	10/14/16	—	154
USD	190,000	ZAR	192,728	CIT	10/03/16	—	2,728
USD	200,382	ZAR	199,178	CIT	10/03/16	1,205	—
USD	125,000	ZAR	126,497	CIT	11/30/16	—	1,497
USD	368,000	ZAR	361,213	JPM	10/03/16	6,787	—
ZAR	912,165	USD	65,000	CIT	10/03/16	1,472	—
ZAR	997,602	USD	69,000	CIT	10/03/16	3,698	—
ZAR	1,656,744	USD	122,075	CIT	10/03/16	—	1,343
ZAR	2,761,555	USD	190,000	CIT	10/03/16	11,243	—
ZAR	4,006,595	USD	263,000	CIT	10/03/16	28,973	—
ZAR	2,482,506	USD	180,000	CIT	11/30/16	—	1,056
ZAR	2,284,831	USD	162,675	JPM	11/30/16	2,021	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$181,284	$63,870

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 94.8%
Aerospace & Defense | 2.0%
Bombardier, Inc., 7.750%, 03/15/20 (d)	$975	$996,328
DigitalGlobe, Inc., 5.250%, 02/01/21 (d)	1,750	1,736,875
KLX, Inc., 5.875%, 12/01/22 (d)	1,400	1,449,000
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,335,250
		5,517,453
Auto Components | 0.7%
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,800	1,872,000
Automobiles | 0.7%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,800	1,851,750
Beverages | 0.3%
Constellation Brands, Inc., 7.250%, 05/15/17	950	982,063
Biotechnology | 0.5%
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22	1,475	1,526,625
Building Products | 0.8%
Griffon Corp., 5.250%, 03/01/22	1,400	1,405,250
USG Corp., 9.500%, 01/15/18	675	733,050
		2,138,300
Capital Markets | 1.5%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,503,750
MPT Operating Partnership LP, 6.375%, 03/01/24	1,010	1,095,850
PetSmart, Inc., 7.125%, 03/15/23 (d)	1,600	1,680,000
		4,279,600
Chemicals | 3.9%
Chemtura Corp., 5.750%, 07/15/21	1,400	1,470,000
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,672,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	946,005
NOVA Chemicals Corp., 5.250%, 08/01/23 (d)	1,800	1,840,500
Description	Principal Amount (000)	Fair Value
Platform Specialty Products Corp., 6.500%, 02/01/22 (d)	$1,700	$1,653,250
Westlake Chemical Corp., 4.625%, 02/15/21 (d)	1,400	1,463,000
WR Grace & Co-Conn, 5.125%, 10/01/21 (d)	1,700	1,806,250
		10,851,005
Commercial Services & Supplies | 3.7%
ACCO Brands Corp., 6.750%, 04/30/20	1,750	1,846,250
Ashtead Capital, Inc., 6.500%, 07/15/22 (d)	1,700	1,787,125
Avis Budget Car Finance, Inc., 5.125%, 06/01/22 (d)	1,600	1,605,000
Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,802,500
The ADT Corp., 6.250%, 10/15/21	1,400	1,522,500
West Corp., 5.375%, 07/15/22 (d)	1,750	1,715,000
		10,278,375
Communications Equipment | 1.2%
CommScope, Inc., 5.000%, 06/15/21 (d)	1,500	1,552,500
Plantronics, Inc., 5.500%, 05/31/23 (d)	1,750	1,802,500
		3,355,000
Construction Materials | 0.6%
Standard Industries, Inc., 5.375%, 11/15/24 (d)	1,750	1,802,500
Containers & Packaging | 5.1%
Ball Corp., 4.000%, 11/15/23	1,900	1,914,250
Cascades, Inc., 5.500%, 07/15/22 (d)	1,500	1,524,375
Crown Americas LLC, 4.500%, 01/15/23	1,800	1,874,250
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (d)	1,892	2,005,520
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,546,875
Sealed Air Corp., 4.875%, 12/01/22 (d)	1,700	1,785,000
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,508,187
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (d)	1,050	1,092,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	$750	$900,000
		14,150,457
Diversified Financial Services | 3.2%
Herc Rentals, Inc., 7.750%, 06/01/24 (d)	1,700	1,746,750
INEOS Group Holdings SA, 5.625%, 08/01/24 (d)	1,700	1,668,125
Level 3 Financing, Inc., 5.125%, 05/01/23	1,800	1,854,000
Schaeffler Finance BV, 4.750%, 05/15/21 (d)	1,850	1,915,675
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (d)	1,629	1,698,233
		8,882,783
Diversified Telecommunication Services | 1.3%
CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,903,500
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,638,750
		3,542,250
Electronic Equipment, Instruments & Components | 0.7%
Belden, Inc., 5.500%, 09/01/22 (d)	1,750	1,824,375
Energy Equipment & Services | 0.9%
Transocean, Inc., 9.000%, 07/15/23 (d)	1,250	1,215,625
Weatherford International, Ltd., 8.250%, 06/15/23	1,250	1,237,500
		2,453,125
Equity Real Estate Investment Trusts (REITs) | 3.2%
Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (d)	1,700	1,763,750
Crown Castle International Corp., 4.875%, 04/15/22	1,500	1,673,250
Equinix, Inc., 4.875%, 04/01/20	1,872	1,939,860
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,814,750
RHP Hotel Properties LP, 5.000%, 04/15/23	1,775	1,801,625
		8,993,235
Food & Staples Retailing | 1.3%
Albertsons Cos. LLC, 6.625%, 06/15/24 (d)	1,750	1,820,000
Description	Principal Amount (000)	Fair Value
Ingles Markets, Inc., 5.750%, 06/15/23	$1,750	$1,815,625
		3,635,625
Food Products | 1.4%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,545,000
Darling Ingredients, Inc., 5.375%, 01/15/22	850	887,188
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,560,000
		3,992,188
Gas Utilities | 0.7%
AmeriGas Partners LP, 5.625%, 05/20/24	1,000	1,060,000
Ferrellgas LP, 6.500%, 05/01/21	500	457,500
Ferrellgas Partners LP, 8.625%, 06/15/20	520	510,900
		2,028,400
Health Care Equipment & Supplies | 1.4%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (d)	1,800	1,921,140
Hologic, Inc., 5.250%, 07/15/22 (d)	1,800	1,910,250
		3,831,390
Health Care Providers & Services | 4.7%
Centene Corp., 6.125%, 02/15/24	1,750	1,898,750
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,372,000
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (d)	1,097	1,190,245
HCA, Inc., 6.500%, 02/15/20	1,600	1,772,000
HealthSouth Corp., 5.125%, 03/15/23	1,801	1,796,497
LifePoint Health, Inc., 5.500%, 12/01/21	1,400	1,459,500
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,755,250
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	710,500
4.375%, 10/01/21	1,250	1,243,750
		13,198,492
Hotels, Restaurants & Leisure | 5.5%
1011778 BC ULC, 4.625%, 01/15/22 (d)	1,800	1,872,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Cedar Fair LP, 5.250%, 03/15/21	$1,800	$1,863,000
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,809,000
GLP Capital LP, 4.875%, 11/01/20	1,500	1,616,250
Hilton Worldwide Finance LLC, 5.625%, 10/15/21	1,750	1,802,500
International Game Technology PLC:
5.625%, 02/15/20 (d)	250	265,312
6.250%, 02/15/22 (d)	1,450	1,543,351
MGM Resorts International, 6.625%, 12/15/21	1,000	1,125,000
Six Flags Entertainment Corp., 5.250%, 01/15/21 (d)	1,400	1,445,500
Wynn Las Vegas LLC, 5.375%, 03/15/22	2,007	2,079,754
		15,421,667
Household Durables | 0.7%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,850,625
Independent Power & Renewable Electricity Producers | 1.0%
AES Corp., 7.375%, 07/01/21	1,095	1,253,775
Calpine Corp., 6.000%, 01/15/22 (d)	1,500	1,571,250
		2,825,025
Internet & Direct Marketing Retail | 0.6%
Netflix, Inc., 5.375%, 02/01/21	1,450	1,576,875
Internet Software & Services | 0.7%
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,824,750
IT Services | 0.7%
First Data Corp.:
6.750%, 11/01/20 (d)	260	269,100
5.375%, 08/15/23 (d)	1,600	1,648,000
		1,917,100
Machinery | 1.8%
Amsted Industries, Inc., 5.000%, 03/15/22 (d)	1,700	1,708,500
SPX FLOW, Inc., 5.625%, 08/15/24 (d)	1,750	1,776,250
Terex Corp., 6.500%, 04/01/20	1,600	1,640,000
		5,124,750
Description	Principal Amount (000)	Fair Value
Marine | 0.2%
Hapag-Lloyd AG, 9.750%, 10/15/17 (d)	$533	$527,670
Media | 13.7%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,518,750
Cable One, Inc., 5.750%, 06/15/22 (d)	1,750	1,828,750
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,590,000
CCO Holdings LLC, 5.250%, 03/15/21	1,950	2,028,000
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (d)	1,800	1,854,000
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,822,187
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,660,000
Lamar Media Corp., 5.875%, 02/01/22	1,685	1,754,506
LIN Television Corp., 5.875%, 11/15/22	1,750	1,833,125
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,552,500
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,560,000
Regal Entertainment Group, 5.750%, 03/15/22	1,450	1,493,500
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,971,250
Sirius XM Radio, Inc., 5.750%, 08/01/21 (d)	1,500	1,570,500
Starz LLC, 5.000%, 09/15/19	725	735,513
TEGNA, Inc.:
7.125%, 09/01/18	469	469,586
6.375%, 10/15/23	1,500	1,612,500
The McClatchy Co., 9.000%, 12/15/22	1,100	1,130,250
Time, Inc., 5.750%, 04/15/22 (d)	1,425	1,400,063
Tribune Media Co., 5.875%, 07/15/22	1,800	1,821,375
Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (d)	1,800	1,863,000
Univision Communications, Inc., 5.125%, 05/15/23 (d)	1,800	1,822,500
Videotron, Ltd., 5.000%, 07/15/22	1,808	1,887,100

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
WMG Acquisition Corp., 6.000%, 01/15/21 (d)	$1,620	$1,680,750
		38,459,705
Metals & Mining | 3.6%
Anglo American Capital PLC, 4.875%, 05/14/25 (d)	1,900	1,938,000
ArcelorMittal, 6.500%, 03/01/21	1,400	1,557,500
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	1,993,750
Glencore Funding LLC, 4.625%, 04/29/24 (d)	2,000	2,038,000
Steel Dynamics, Inc., 6.125%, 08/15/19	1,800	1,856,250
Tronox Finance LLC, 6.375%, 08/15/20	650	599,625
		9,983,125
Multiline Retail | 1.3%
Dollar Tree, Inc., 5.750%, 03/01/23	1,750	1,883,438
J.C. Penney Corp., Inc., 5.875%, 07/01/23 (d)	1,800	1,872,000
		3,755,438
Oil, Gas & Consumable Fuels | 12.1%
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,863,875
Cenovus Energy, Inc., 3.800%, 09/15/23	2,000	1,979,638
Continental Resources, Inc., 4.500%, 04/15/23	2,000	1,920,000
Energy Transfer Equity LP:
7.500%, 10/15/20	1,250	1,371,875
5.875%, 01/15/24	750	778,125
Holly Energy Partners LP, 6.000%, 08/01/24 (d)	1,840	1,904,400
Kinder Morgan, Inc.:
7.000%, 06/15/17	650	672,649
5.000%, 02/15/21 (d)	1,275	1,378,330
Newfield Exploration Co., 5.625%, 07/01/24	1,900	1,947,500
Northern Tier Energy LLC, 7.125%, 11/15/20	1,250	1,278,125
ONEOK Partners LP, 5.000%, 09/15/23	2,000	2,170,222
PBF Holding Co. LLC:
8.250%, 02/15/20	900	928,350
7.000%, 11/15/23 (d)	900	848,250
Range Resources Corp., 5.000%, 08/15/22 (d)	1,700	1,691,500
Description	Principal Amount (000)	Fair Value
Regency Energy Partners LP, 5.750%, 09/01/20	$1,300	$1,411,536
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (d)	1,450	1,526,125
Southwestern Energy Co., 6.700%, 01/23/25	1,800	1,797,750
Suburban Propane Partners LP, 7.375%, 08/01/21	1,531	1,592,240
Sunoco LP, 6.375%, 04/01/23 (d)	1,700	1,746,750
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,822,500
Tesoro Logistics LP, 6.125%, 10/15/21	1,383	1,445,235
Whiting Petroleum Corp., 5.750%, 03/15/21	900	841,500
WPX Energy, Inc., 6.000%, 01/15/22	900	888,750
		33,805,225
Personal Products | 1.2%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (d)	1,500	1,488,750
Revlon Consumer Products Corp., 6.250%, 08/01/24 (d)	1,750	1,806,875
		3,295,625
Pharmaceuticals | 1.1%
Endo Finance LLC, 5.750%, 01/15/22 (d)	1,600	1,484,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (d)	1,700	1,676,625
		3,160,625
Professional Services | 1.3%
IHS Markit, Ltd., 5.000%, 11/01/22 (d)	1,750	1,851,675
Nielsen Finance LLC, 5.000%, 04/15/22 (d)	1,800	1,858,500
		3,710,175
Real Estate Management & Development | 0.5%
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,464,750
Semiconductors & Semiconductor Equipment | 0.5%
Amkor Technology, Inc., 6.625%, 06/01/21	1,400	1,442,000
Software | 1.0%
Activision Blizzard, Inc., 5.625%, 09/15/21 (d)	1,400	1,460,761

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Nuance Communications, Inc., 5.375%, 08/15/20 (d)	$1,373	$1,407,325
		2,868,086
Specialty Retail | 0.7%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,921,560
Technology Hardware, Storage & Peripherals | 1.9%
Diamond 1 Finance Corp., 7.125%, 06/15/24 (d)	1,775	1,952,157
NCR Corp., 4.625%, 02/15/21	1,568	1,583,680
Western Digital Corp., 7.375%, 04/01/23 (d)	1,700	1,865,750
		5,401,587
Trading Companies & Distributors | 2.9%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,603,125
HD Supply, Inc., 5.250%, 12/15/21 (d)	1,500	1,586,250
International Lease Finance Corp., 8.750%, 03/15/17	500	514,375
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,127,500
5.750%, 11/15/24	1,650	1,711,875
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,636,000
		8,179,125
Wireless Telecommunication Services | 2.0%
Inmarsat Finance PLC, 4.875%, 05/15/22 (d)	1,750	1,662,500
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	750	603,750
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,526,625
T-Mobile USA, Inc., 6.250%, 04/01/21	1,850	1,941,344
		5,734,219
Total Corporate Bonds (Cost $258,047,513)		265,236,698

Description	Shares	Fair Value
Short-Term Investment | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $8,332,158)	8,332,158	$8,332,158
Total Investments | 97.8% (Cost $266,379,671) (b)	$273,568,856
Cash and Other Assets in Excess of Liabilities | 2.2%	6,237,315

Net Assets | 100.0%	$279,806,171

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 13.4%
Automobiles | 10.8%
Ally Auto Receivables Trust:
1.390%, 09/16/19	$1,275	$1,278,880
1.470%, 04/15/20	1,750	1,757,849
BMW Vehicle Lease Trust, 1.400%, 09/20/18	2,175	2,181,157
GM Financial Automobile Leasing Trust, 1.610%, 12/20/19	2,225	2,236,135
GMF Floorplan Owner Revolving Trust, 1.650%, 05/15/20 (d)	1,200	1,199,268
World Omni Automobile Lease Securitization Trust, 1.450%, 08/15/19	2,350	2,359,910
		11,013,199
Banks | 2.6%
Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,550	2,662,215
Total Asset-Backed Securities (Cost $13,705,963)		13,675,414
Corporate Bonds | 29.7%
Banks | 12.0%
Bank of America Corp.:
2.000%, 01/11/18	3,287	3,302,048
5.650%, 05/01/18	900	954,660
Citigroup, Inc., 1.800%, 02/05/18	4,200	4,210,475
JPMorgan Chase & Co., 6.300%, 04/23/19	3,325	3,703,814
		12,170,997
Biotechnology | 2.1%
AbbVie, Inc., 1.800%, 05/14/18	2,100	2,108,820
Capital Markets | 7.8%
Morgan Stanley, 2.125%, 04/25/18	3,991	4,024,421
The Goldman Sachs Group, Inc., 7.500%, 02/15/19	3,475	3,927,438
		7,951,859
Consumer Finance | 2.2%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,125	2,230,443
Food & Staples Retailing | 2.1%
CVS Health Corp., 1.900%, 07/20/18	2,175	2,195,965
Description	Principal Amount (000)	Fair Value
Oil, Gas & Consumable Fuels | 3.5%
Anadarko Petroleum Corp., 6.375%, 09/15/17	$256	$266,886
Marathon Oil Corp., 6.000%, 10/01/17	1,959	2,025,645
ONEOK Partners LP, 2.000%, 10/01/17	1,300	1,301,019
		3,593,550
Total Corporate Bonds (Cost $30,221,810)		30,251,634
Municipal Bonds | 1.9%
Kentucky | 1.9%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18 (Cost $1,912,955)	1,881	1,912,533
US Government Securities | 24.6%
Mortgage-Backed Securities | 24.6%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 3.023%, 05/01/40 (f)	653	692,150
Pool# 1B8709, 2.687%, 08/01/34 (f)	1,708	1,793,561
Pool# 1H2577, 2.742%, 09/01/35 (f)	1,011	1,070,269
Pool# 848138, 2.756%, 07/01/38 (f)	931	986,113
Pool# 848514, 2.863%, 03/01/32 (f)	1,879	1,978,417
Pool# 848517, 2.691%, 12/01/34 (f)	1,274	1,338,462
Pool# 849414, 2.766%, 07/01/35 (f)	1,661	1,754,662
Pool# G13867, 5.000%, 06/01/25	394	423,644
Federal National Mortgage Association:
Pool# 725296, 2.563%, 03/01/34 (f)	740	779,774
Pool# 725429, 5.000%, 05/01/19	270	278,846
Pool# 889735, 5.500%, 07/01/23	327	353,658
Pool# 889828, 5.000%, 10/01/19	193	199,241
Pool# 963058, 3.026%, 05/01/38 (f)	734	778,193
Pool# 995609, 2.901%, 04/01/35 (f)	876	929,146
Pool# AD0701, 2.785%, 02/01/37 (f)	977	1,022,722
Pool# AE0149, 2.639%, 12/01/36 (f)	850	895,568
Pool# AE0315, 4.500%, 02/01/21	69	71,546
Pool# AE0887, 2.838%, 09/01/40 (f)	384	405,994
Pool# AL0345, 2.893%, 11/01/35 (f)	754	795,773
Pool# AL3232, 2.649%, 02/01/40 (f)	412	437,246
Pool# AL3260, 2.958%, 07/01/38 (f)	518	551,067
Pool# AL3739, 2.719%, 07/01/38 (f)	290	306,774
Pool# AL3746, 2.697%, 01/01/37 (f)	980	1,034,684
Pool# AL3941, 6.000%, 03/01/24	425	456,468
Pool# AL4118, 2.563%, 05/01/35 (f)	621	654,712
Pool# AL4545, 2.682%, 05/01/39 (f)	787	828,743
Pool# AL4660, 2.771%, 11/01/41 (f)	827	873,007
Pool# AL5574, 2.680%, 12/01/40 (f)	1,344	1,417,556
Pool# AL5642, 2.747%, 05/01/39 (f)	1,790	1,892,221
Total US Government Securities (Cost $25,062,349)		25,000,217
US Treasury Securities | 27.6%
US Treasury Notes:

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
1.375%, 02/28/19	$16,560	$16,768,937
1.625%, 03/31/19	11,040	11,249,153
Total US Treasury Securities (Cost $27,987,933)		28,018,090

Description	Shares	Fair Value
Short-Term Investment | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $2,412,322)	2,412,322	$2,412,322
Total Investments | 99.6% (Cost $101,303,332) (b)		$101,270,210
Cash and Other Assets in Excess of Liabilities | 0.4%		404,425

Net Assets | 100.0%		$101,674,635

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 36.9%
Australia | 2.1%
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	110	$85,711
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	35	28,045
			113,756
Belgium | 1.1%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	55	56,758
Canada | 4.5%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	37,596
Suncor Energy, Inc., 6.100%, 06/01/18	USD	50	53,705
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	55	56,020
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	55	56,106
2.621%, 12/22/21	CAD	45	36,039
			239,466
France | 1.3%
Orange SA, 5.375%, 07/08/19	USD	65	71,876
Germany | 2.3%
BMW Finance NV, 3.375%, 12/14/18	GBP	60	82,193
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	40	42,108
			124,301
Netherlands | 1.2%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	80	62,991
Norway | 1.2%
Statoil ASA, 3.700%, 03/01/24	USD	60	65,242
United Kingdom | 3.5%
GKN Holdings PLC, 6.750%, 10/28/19	GBP	30	44,940
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	74,603
SSE PLC, 5.000%, 10/01/18	GBP	50	70,245
			189,788

Description	Security Currency	Principal Amount (000)	Fair Value
United States | 19.7%
Alphabet, Inc., 3.625%, 05/19/21	USD	25	$27,437
Apple, Inc., 3.850%, 05/04/43	USD	95	97,339
Citigroup, Inc., 3.340%, 05/04/21 (f)	AUD	95	73,050
Constellation Brands, Inc., 7.250%, 05/15/17	USD	60	62,025
General Electric Co., 5.500%, 02/01/17	NZD	90	66,045
HCA, Inc., 6.500%, 02/15/20	USD	50	55,375
John Deere Canada Funding, Inc.:
2.300%, 01/17/18	CAD	35	27,026
2.050%, 09/17/20	CAD	35	27,134
John Deere Capital Corp., 2.300%, 09/16/19	USD	40	40,967
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	45	49,721
Microsoft Corp., 4.450%, 11/03/45	USD	50	56,981
Nestle Holdings, Inc.:
2.500%, 07/10/17	NOK	250	31,606
2.750%, 04/15/20	NOK	340	44,747
Sealed Air Corp., 4.875%, 12/01/22	USD	20	21,000
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	110	84,128
3.625%, 01/22/23	USD	60	63,421
The Home Depot, Inc., 2.625%, 06/01/22	USD	55	57,118
Union Pacific Corp., 4.163%, 07/15/22	USD	55	61,799
United Rentals North America, Inc., 4.625%, 07/15/23	USD	45	46,125
Valero Energy Corp., 6.125%, 02/01/20	USD	30	33,851
Wells Fargo & Co., 3.200%, 07/27/21 (f)	AUD	35	26,965
			1,053,860
Total Corporate Bonds (Cost $2,023,728)			1,978,038
Foreign Government Obligations | 42.3%
Australia | 1.7%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	55	48,827
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	45	42,724
			91,551

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Bahamas | 2.0%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	95	$108,635
Bermuda | 2.1%
Government of Bermuda, 5.603%, 07/20/20	USD	100	112,625
Canada | 5.0%
City of Vancouver, 2.900%, 11/20/25	CAD	50	40,759
Province of British Columbia, 3.700%, 12/18/20	CAD	60	50,732
Province of Ontario:
2.450%, 06/29/22	USD	45	46,723
1.950%, 01/27/23	CAD	75	59,008
Province of Quebec, 3.500%, 07/29/20	USD	65	69,945
			267,167
Chile | 1.1%
Republic of Chile, 5.500%, 08/05/20	CLP	37,500	60,555
Colombia | 2.1%
Republic of Colombia, 7.375%, 03/18/19	USD	100	113,125
Dominican Republic | 0.4%
Dominican Republic, 9.040%, 01/23/18	USD	20	20,608
Hungary | 2.1%
Hungary Government Bond, 5.500%, 06/24/25	HUF	24,930	110,341
Ireland | 1.2%
Irish Treasury, 3.400%, 03/18/24	EUR	45	63,069
Mexico | 4.5%
Mexican Bonos, 6.500%, 06/09/22	MXN	1,870	99,316
Mexican Udibonos, 2.500%, 12/10/20	MXN	1,200	61,897
United Mexican States, 6.750%, 02/06/24	GBP	48	78,702
			239,915
New Zealand | 3.2%
New Zealand Government Bonds:
3.000%, 04/15/20	NZD	130	98,081
6.000%, 05/15/21	NZD	40	33,399
Description	Security Currency	Principal Amount (000)	Fair Value
New Zealand Local Government Funding Agency, 6.000%, 12/15/17	NZD	50	$37,986
			169,466
Norway | 2.5%
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	133,595
Philippines | 2.4%
Republic of Philippines, 4.950%, 01/15/21	PHP	6,000	128,982
Poland | 4.6%
Poland Government Bond, 1.790%, 01/25/21 (f)	PLN	728	187,471
Republic of Poland, 3.000%, 03/17/23	USD	55	57,062
			244,533
Romania | 2.5%
Romanian Government Bond, 4.750%, 02/24/25	RON	205	58,851
Romanian Government Bonds:
3.625%, 04/24/24	EUR	38	49,411
2.875%, 10/28/24	EUR	23	28,615
			136,877
Singapore | 3.0%
Singapore Government Bond, 3.000%, 09/01/24	SGD	204	163,954
Spain | 1.9%
Spain Government Bond, 1.950%, 07/30/30	EUR	45	55,060
Spain Government Bond, 1.600%, 04/30/25	EUR	40	48,209
			103,269
Total Foreign Government Obligations (Cost $2,306,046)			2,268,267
Quasi Government Bonds | 3.0%
Canada | 0.6%
Hydro-Quebec, 9.625%, 07/15/22	CAD	30	33,285
Chile | 2.0%
Corp. Nacional del Cobre de Chile, 3.750%, 11/04/20	USD	100	105,797
Germany | 0.4%
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	160	20,195
Total Quasi Government Bonds (Cost $162,054)			159,277

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Supranationals | 6.3%
Asian Development Bank, 2.125%, 03/19/25	USD	60	$61,610
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	50	55,462
European Bank for Reconstruction & Development, 10.000%, 11/16/18	IDR	300,000	24,517
European Investment Bank, 1.125%, 09/16/21 (d)	CAD	75	56,882
Inter-American Development Bank, 6.000%, 12/15/17	NZD	65	49,273
International Bank for Reconstruction & Development, 6.000%, 12/20/16	INR	1,750	26,190
International Finance Corp., 6.450%, 10/30/18	INR	4,160	62,553
Total Supranationals (Cost $340,299)			336,487
US Municipal Bonds | 5.2%
Alaska | 1.7%
Alaska State Qualified School Construction Bond, 5.342%, 08/01/27	USD	75	93,667
California | 1.0%
California State Build America Bond, 7.500%, 04/01/34	USD	35	53,033
Texas | 2.5%
University of Texas Build America Bond Series B, 6.276%, 08/15/41	USD	70	77,827
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	50	57,694
			135,521
Total US Municipal Bonds (Cost $275,544)			282,221
US Treasury Securities | 3.6%
US Treasury Notes:
2.125%, 05/15/25	USD	135	141,222
1.625%, 05/15/26	USD	55	55,125
Total US Treasury Securities (Cost $191,142)			196,347

Description	Shares	Fair Value
Short-Term Investment | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $116,642)	116,642	$116,642
Total Investments | 99.5% (Cost $5,415,455) (b), (g)		$5,337,279
Cash and Other Assets in Excess of Liabilities | 0.5%		27,068

Net Assets | 100.0%		$5,364,347

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	41,546	USD	31,833	CAN	11/16/16	$—	$65
CAD	107,866	USD	83,540	RBC	11/16/16	—	1,295
CHF	54,390	USD	56,098	HSB	11/16/16	28	—
CZK	133,183	USD	5,535	CIT	11/16/16	11	—
DKK	236,862	USD	35,709	CIT	11/16/16	101	—
EUR	25,199	USD	28,293	CIT	11/16/16	69	—
EUR	549,706	USD	616,575	CIT	11/16/16	2,142	—
EUR	374,022	USD	419,503	HSB	11/16/16	1,474	—
GBP	19,335	USD	26,000	HSB	11/16/16	—	918
JPY	50,909,005	USD	506,331	CIT	11/16/16	—	3,418
JPY	59,382,672	USD	590,397	HSB	11/16/16	—	3,775
KRW	68,048,790	USD	60,413	CIT	11/17/16	1,356	—
MXN	1,304,991	USD	68,072	HSB	11/16/16	—	1,098
MYR	53,945	USD	13,163	HSB	11/02/16	—	140
SEK	235,453	USD	27,983	CIT	11/16/16	—	479
SEK	340,814	USD	40,502	HSB	11/16/16	—	691
USD	41,000	AUD	41,554	CAN	11/16/16	—	554
USD	158,601	AUD	158,277	CAN	11/16/16	324	—
USD	54,924	AUD	54,826	CIT	11/16/16	98	—
USD	44,694	CAD	43,995	CIT	11/16/16	699	—
USD	20,000	CAD	20,141	HSB	11/16/16	—	141
USD	56,925	CAD	56,848	RBC	11/16/16	77	—
USD	227,001	CAD	223,481	RBC	11/16/16	3,520	—
USD	55,835	CHF	56,126	HSB	11/16/16	—	291
USD	56,858	CLP	58,699	CIT	11/17/16	—	1,840
USD	35,585	DKK	35,811	CIT	11/16/16	—	225
USD	11,000	EUR	11,053	CIT	11/16/16	—	53
USD	65,365	GBP	65,310	CIT	11/16/16	56	—
USD	105,281	HUF	106,014	JPM	11/17/16	—	733
USD	11,000	JPY	11,063	CIT	11/16/16	—	63
USD	70,000	JPY	71,600	CIT	11/16/16	—	1,600
USD	26,369	MXN	25,943	HSB	11/16/16	425	—
USD	146,060	MXN	136,776	HSB	11/16/16	9,284	—
USD	9,214	MXN	8,630	JPM	11/16/16	585	—
USD	47,871	MXN	44,834	JPM	11/16/16	3,037	—
USD	221,357	NOK	226,894	HSB	11/16/16	—	5,537
USD	345,907	NZD	346,819	CAN	11/16/16	—	912
USD	23,434	NZD	23,496	CIT	11/16/16	—	61
USD	22,883	NZD	22,946	HSB	11/16/16	—	63
USD	28,580	PHP	28,320	HSB	11/17/16	260	—
USD	103,903	PHP	103,428	HSB	11/17/16	474	—
USD	176,162	PLN	175,769	HSB	11/17/16	393	—
USD	53,000	RON	52,835	HSB	10/31/16	165	—
USD	17,000	SEK	16,919	HSB	11/16/16	81	—
USD	16,286	SGD	16,171	SCB	11/16/16	115	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	138,817	SGD	136,804	SCB	11/16/16	$2,013	$—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$26,787	$23,952

Description	Shares	Fair Value
Lazard US Realty Income Portfolio
Preferred Stocks | 24.9%
Equity Real Estate Investment Trusts (REITs) | 23.8%
Alexandria Real Estate Equities, Inc., Series D, 7.000%	61,005	$2,170,558
American Homes 4 Rent, Series E, 6.350%	21,855	567,356
Ashford Hospitality Prime, Inc., Series b, 5.500%	34,013	802,367
CBL & Associates Properties, Inc., Series D, 7.375%	24,457	611,670
DDR Corp., Series K, 6.250%	22,541	587,644
Digital Realty Trust, Inc., Series G, 5.875%	36,325	930,646
General Growth Properties, Inc., Series A, 6.375%	10,443	270,474
Kilroy Realty Corp., Series H, 6.375%	17,700	459,315
Kimco Realty Corp., Series J, 5.500%	38,700	996,912
Pebblebrook Hotel Trust, Series C, 6.500%	51,926	1,344,883
PS Business Parks, Inc., Series U, 5.750%	45,223	1,153,186
Taubman Centers, Inc., Series K, 6.250%	26,467	691,318
VEREIT, Inc., Series F, 6.700%	47,204	1,257,514
		11,843,843
Mortgage Real Estate Investment Trusts (REITs) | 1.1%
Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	21,300	548,475
Total Preferred Stocks (Cost $11,818,561)		12,392,318
Real Estate Investment Trusts | 73.3%
Equity Real Estate Investment Trusts (REITs) | 60.7%
American Farmland Co.	81,486	642,925
AvalonBay Communities, Inc.	5,400	960,336
Communications Sales & Leasing, Inc.	69,538	2,184,189
DDR Corp.	29,341	511,414
Education Realty Trust, Inc.	20,646	890,668
EPR Properties	7,549	594,408
Essex Property Trust, Inc.	8,494	1,891,614
Extra Space Storage, Inc.	8,100	643,221
Farmland Partners, Inc.	155,500	1,741,600
Host Hotels & Resorts, Inc.	70,861	1,103,306
Medical Properties Trust, Inc.	35,229	520,332
Description	Shares	Fair Value
MGM Growth Properties LLC, Class A	91,702	$2,390,671
National Health Investors, Inc.	14,200	1,114,416
National Storage Affiliates Trust	116,116	2,431,469
Pebblebrook Hotel Trust	18,040	479,864
Pennsylvania Real Estate Investment Trust	43,050	991,442
Physicians Realty Trust	113,852	2,452,372
Retail Opportunity Investments Corp.	45,993	1,010,006
Simon Property Group, Inc.	6,684	1,383,655
Spirit Realty Capital, Inc.	37,800	503,874
Sun Communities, Inc.	13,700	1,075,176
The GEO Group, Inc.	69,673	1,656,824
Ventas, Inc.	3,600	254,268
VEREIT, Inc.	192,800	1,999,336
Vornado Realty Trust	5,400	546,534
Washington Prime Group, Inc.	20,827	257,838
		30,231,758
Mortgage Real Estate Investment Trusts (REITs) | 12.6%
Blackstone Mortgage Trust, Inc., Class A	50,373	1,483,485
Colony Capital, Inc., Class A	156,335	2,849,987
Starwood Property Trust, Inc.	86,122	1,939,467
		6,272,939
Total Real Estate Investment Trusts (Cost $36,095,600)		36,504,697
Short-Term Investment | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $530,424)	530,424	530,424
Total Investments | 99.3% (Cost $48,444,585) (b)		$49,427,439
Cash and Other Assets in Excess of Liabilities | 0.7%		338,217

Net Assets | 100.0%		$49,765,656

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Common Stocks | 0.9%
Real Estate Management & Development | 0.9%
CBRE Group, Inc., Class A (a) (Cost $893,719)	30,572	$855,405
Real Estate Investment Trusts | 95.9%
Equity Real Estate Investment Trusts (REITs) | 94.1%
Acadia Realty Trust	11,515	417,304
Alexandria Real Estate Equities, Inc.	15,017	1,633,399
American Homes 4 Rent, Class A	122,553	2,652,047
American Tower Corp.	66,647	7,553,105
Apartment Investment & Management Co., Class A	42,356	1,944,564
AvalonBay Communities, Inc.	26,055	4,633,621
Boston Properties, Inc.	23,860	3,251,879
Colony Starwood Homes	42,620	1,223,194
Digital Realty Trust, Inc.	26,500	2,573,680
Education Realty Trust, Inc.	46,000	1,984,440
Empire State Realty Trust, Inc., Class A	120,681	2,528,267
Equinix, Inc.	12,770	4,600,393
Equity Lifestyle Properties, Inc.	42,957	3,315,421
Essex Property Trust, Inc.	19,716	4,390,753
Extra Space Storage, Inc.	12,580	998,978
Federal Realty Investment Trust	8,585	1,321,489
General Growth Properties, Inc.	89,199	2,461,892
Host Hotels & Resorts, Inc.	89,131	1,387,770
National Storage Affiliates Trust	113,194	2,370,282
Pebblebrook Hotel Trust	16,307	433,766
Physicians Realty Trust	127,084	2,737,389
Prologis, Inc.	62,884	3,366,809
Public Storage	18,226	4,066,950
Retail Opportunity Investments Corp.	105,293	2,312,234
Rexford Industrial Realty, Inc.	78,492	1,796,682
Simon Property Group, Inc.	41,820	8,657,158
SL Green Realty Corp.	9,725	1,051,273
Sunstone Hotel Investors, Inc.	132,336	1,692,577
Ventas, Inc.	52,223	3,688,511
Welltower, Inc.	37,600	2,811,352
Weyerhaeuser Co.	29,642	946,766
		84,803,945
Mortgage Real Estate Investment Trusts (REITs) | 1.8%
Colony Capital, Inc., Class A	90,271	1,645,640
Total Real Estate Investment Trusts (Cost $72,551,170)		86,449,585
Description	Shares	Fair Value
Short-Term Investment | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $2,813,365)	2,813,365	$2,813,365
Total Investments | 99.9% (Cost $76,258,254) (b)		$90,118,355
Cash and Other Assets in Excess of Liabilities | 0.1%		64,166

Net Assets | 100.0%		$90,182,521

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio
Common Stocks | 25.4%
Brazil | 1.7%
BR Properties SA	9,740	$25,607
Multiplan Empreendimentos Imobiliarios SA	2,400	46,640
		72,247
China | 2.2%
China Overseas Land & Investment, Ltd.	14,000	47,963
China Resources Land, Ltd.	16,000	45,120
		93,083
Germany | 4.1%
Vonovia SE	4,658	176,379
Hong Kong | 6.4%
Cheung Kong Property Holdings, Ltd.	18,500	136,440
China Overseas Property Holdings, Ltd.	6,000	1,246
Sun Hung Kai Properties, Ltd.	9,000	137,163
		274,849
Japan | 6.0%
Hulic Co., Ltd.	9,800	100,017
Mitsubishi Estate Co., Ltd.	2,000	37,495
Mitsui Fudosan Co., Ltd.	5,680	120,942
		258,454
Philippines | 2.7%
Ayala Land, Inc.	70,825	57,423
SM Prime Holdings, Inc.	105,450	61,502
		118,925
Singapore | 0.8%
Frasers Centrepoint, Ltd.	30,500	33,294
United Arab Emirates | 1.1%
Emaar Properties PJSC	25,410	49,065
United States | 0.4%
CBRE Group, Inc., Class A (a)	662	18,523
Total Common Stocks (Cost $1,062,919)		1,094,819
Real Estate Investment Trusts | 73.6%
Australia | 5.5%
Charter Hall Group	8,400	32,936
Investa Office Fund	6,503	22,776
Mirvac Group	25,300	43,467
The GPT Group REIT	11,230	43,583
Westfield Corp.	12,600	93,951
		236,713
Canada | 2.2%
Boardwalk Real Estate Investment Trust	2,456	96,877
Description	Shares	Fair Value
France | 1.3%
Klepierre	649	$29,746
Unibail-Rodamco SE	93	25,073
		54,819
Hong Kong | 3.8%
Link Real Estate Investment Trust	22,519	166,157
Italy | 0.6%
Beni Stabili SpA	47,369	28,261
Japan | 4.0%
Activia Properties, Inc.	10	53,304
Invincible Investment Corp.	216	120,861
		174,165
Mexico | 1.1%
Fibra Uno Administracion SA de CV	25,600	46,804
Singapore | 0.5%
CapitaMall Trust	12,300	19,643
United Kingdom | 5.9%
Big Yellow Group PLC	7,441	75,228
Great Portland Estates PLC	10,867	89,327
Land Securities Group PLC	4,349	59,768
Workspace Group PLC	3,192	28,879
		253,202
United States | 48.7%
Alexandria Real Estate Equities, Inc.	320	34,806
American Homes 4 Rent, Class A	4,157	89,958
American Tower Corp.	576	65,278
AvalonBay Communities, Inc.	802	142,628
Boston Properties, Inc.	594	80,956
Colony Starwood Homes	1,202	34,497
Digital Realty Trust, Inc.	752	73,034
Education Realty Trust, Inc.	1,868	80,586
Empire State Realty Trust, Inc., Class A	3,769	78,961
Equinix, Inc.	198	71,330
Equity Lifestyle Properties, Inc.	1,035	79,881
Essex Property Trust, Inc.	525	116,918
General Growth Properties, Inc.	1,738	47,969
Host Hotels & Resorts, Inc.	3,653	56,877
National Storage Affiliates Trust	4,104	85,938
NorthStar Realty Europe Corp.	4,213	46,132
Physicians Realty Trust	4,370	94,130
Prologis, Inc.	1,953	104,564
Public Storage	503	112,239

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio (concluded)
Retail Opportunity Investments Corp.	4,268	$93,725
Rexford Industrial Realty, Inc.	3,249	74,370
Simon Property Group, Inc.	1,269	262,696
Sunstone Hotel Investors, Inc.	4,236	54,178
Ventas, Inc.	937	66,180
Welltower, Inc.	711	53,161
		2,100,992
Total Real Estate Investment Trusts (Cost $2,923,522)		3,177,633
Short-Term Investment | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $53,541)	53,541	53,541
Total Investments | 100.2% (Cost $4,039,982) (b)		$4,325,993
Liabilities in Excess of Cash and Other Assets | (0.2)%		(10,155)

Net Assets | 100.0%		$4,315,838

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 94.6%
Australia | 12.4%
DUET Group	74,076,073	$142,624,527
Macquarie Atlas Roads Group	12,082,072	46,310,035
Spark Infrastructure Group	45,924,701	81,302,719
Transurban Group	13,390,560	116,771,471
		387,008,752
France | 15.2%
Aeroports de Paris	691,968	68,621,971
Eutelsat Communications SA	7,344,565	152,056,946
Vinci SA	3,322,031	254,021,180
		474,700,097
Germany | 3.0%
Fraport AG	1,720,050	93,982,879
Italy | 20.2%
ASTM SpA	834,619	9,104,893
Atlantia SpA	9,988,572	253,611,492
Hera SpA	16,853,551	45,407,985
Snam SpA	27,096,547	150,121,192
Societa Iniziative Autostradali e Servizi SpA	2,166,147	20,691,911
Terna SpA	29,217,533	150,649,919
		629,587,392
Luxembourg | 4.8%
SES SA	6,034,712	148,021,430
Portugal | 0.7%
REN - Redes Energeticas Nacionais SGPS SA	7,266,610	21,248,138
Spain | 4.8%
Abertis Infraestructuras SA	9,610,390	149,630,143
United Kingdom | 3.5%
Pennon Group PLC	9,414,311	108,744,739
United States | 30.0%
Ameren Corp.	2,199,600	108,176,328
CSX Corp.	8,442,959	257,510,249
Genesee & Wyoming, Inc., Class A (a)	1,760,000	121,352,000
Norfolk Southern Corp.	1,596,437	154,950,175
PG&E Corp.	2,174,699	133,026,338
SJW Corp.	145,213	6,342,904
Union Pacific Corp.	1,570,000	153,122,100
		934,480,094
Total Common Stocks (Cost $2,801,457,647)		2,947,403,664
Description	Shares	Fair Value
Short-Term Investment | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $146,257,648)	146,257,648	$146,257,648
Total Investments | 99.3% (Cost $2,947,715,295) (b), (g)		$3,093,661,312
Cash and Other Assets in Excess of Liabilities | 0.7%		20,325,238

Net Assets | 100.0%		$3,113,986,550

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	48,582,350	AUD	48,725,604	BNP	12/21/16	$—	$143,254
USD	30,278,683	AUD	30,350,833	CAN	12/21/16	—	72,150
USD	51,096,508	AUD	51,218,264	CAN	12/21/16	—	121,756
USD	34,417,838	AUD	34,524,310	CIT	12/21/16	—	106,472
USD	63,122,989	AUD	63,306,542	HSB	12/21/16	—	183,553
USD	49,210,141	AUD	49,329,797	RBC	12/21/16	—	119,656
USD	52,404,850	AUD	52,546,613	SCB	12/21/16	—	141,764
USD	40,094,044	AUD	40,210,685	SSB	12/21/16	—	116,641
USD	305,893,056	EUR	305,830,301	BNP	12/21/16	62,755	—
USD	149,618,252	EUR	149,604,805	CAN	12/21/16	13,447	—
USD	146,764,452	EUR	146,777,297	CIT	12/21/16	—	12,845
USD	91,423,066	EUR	91,431,067	CSF	12/21/16	—	8,001
USD	71,600,605	EUR	71,598,995	HSB	12/21/16	1,609	—
USD	125,029,995	EUR	125,040,937	MEL	12/21/16	—	10,943
USD	230,928,006	EUR	230,941,456	RBC	12/21/16	—	13,450
USD	187,372,485	EUR	187,365,615	SCB	12/21/16	6,870	—
USD	172,109,707	EUR	172,106,450	SSB	12/21/16	3,257	—
USD	15,050,158	GBP	14,909,177	BNP	12/21/16	140,981	—
USD	6,407,260	GBP	6,348,064	CAN	12/21/16	59,196	—
USD	5,878,310	GBP	5,824,223	CIT	12/21/16	54,087	—
USD	5,981,122	GBP	5,926,315	HSB	12/21/16	54,807	—
USD	6,645,362	GBP	6,584,770	JPM	12/21/16	60,592	—
USD	11,119,997	GBP	11,018,605	JPM	12/21/16	101,391	—
USD	39,547,441	GBP	39,180,570	SCB	12/21/16	366,870	—
USD	14,785,700	GBP	14,646,749	SSB	12/21/16	138,951	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,064,813	$1,050,485

Description	Shares	Fair Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Notes | 1.0%
VelocityShares Daily Inverse VIX Short-Term ETN (a) (Identified cost $1,490,502)	39,000	$1,460,940
Exchange-Traded Funds | 77.0%
Equity Funds | 53.1%
Alerian MLP ETF	568,000	7,207,920
Guggenheim S&P 500 Equal Weight ETF	135,000	11,284,650
iShares 20+ Year Treasury Bond ETF	54,800	7,535,548
iShares Global Materials ETF	152,500	8,157,225
iShares Gold Trust (a)	579,200	7,350,048
iShares Latin America 40 ETF	132,800	3,723,712
iShares MSCI Europe Small-Cap ETF	158,300	7,232,727
iShares MSCI Japan Small-Cap ETF	60,800	3,927,674
iShares MSCI United Kingdom Small-Cap ETF	112,900	4,106,173
iShares North American Tech ETF	91,500	11,310,315
PowerShares Aerospace & Defense Portfolio	199,500	7,734,416
		79,570,408
Fixed-Income Funds | 23.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	119,800	14,756,964
PowerShares Fundamental High Yield Corporate Bond Portfolio	694,700	13,108,989
VanEck Vectors Fallen Angel High Yield Bond ETF	275,324	7,965,123
		35,831,076
Total Exchange-Traded Funds (Cost $110,373,474)		115,401,484
Closed-End Management Investment Companies | 9.9%
Eaton Vance Limited Duration Income Fund	317,400	4,351,554
Prudential Global Short Duration High Yield Fund, Inc.	286,100	4,322,971
Templeton Emerging Markets Fund	494,100	6,240,483
Total Closed-End Management Investment Companies (Cost $14,296,176)		14,915,008
Short-Term Investment | 11.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $17,390,036)	17,390,036	$17,390,036
Total Investments | 99.5% (Cost $143,550,188) (b)	$149,167,468
Cash and Other Assets in Excess of Liabilities | 0.5%	788,291

Net Assets | 100.0%	$149,955,759

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Total Return Swap Agreements open at September 30, 2016:

Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation
1 Month USD LIBOR plus 0.45%	USD	GSC	7,222	03/03/17	Appreciation, and dividends paid, on securities in a custom momentum basket	$165,305

The following table represents the individual securities and related fair values underlying the custom momentum basket total return swap agreements with GSC, as of September 30, 2016:

Securities	Shares	Fair Value
Union Pacific Corp.	11,233	$1,095,554
Parker-Hannifin Corp.	8,606	1,080,311
Rockwell Automation, Inc.	8,426	1,030,837
Eaton Corp. PLC	15,502	1,018,636
Honeywell International, Inc.	8,500	991,015
Raytheon Co.	7,214	982,042
3M Co.	3,133	552,129
MSC Industrial Direct Co., Inc.	7,030	516,072
Illinois Tool Works, Inc.	4,130	494,939
Johnson Controls International PLC	10,604	493,404
American Airlines Group, Inc.	11,953	437,599
United Technologies Corp.	4,208	427,533
Advance Auto Parts, Inc.	2,608	388,905
GEA Group AG	6,706	372,264
ABB, Ltd.	16,564	361,261
Schneider Electric SE	5,033	350,923
FANUC Corp.	2,072	347,753
Delphi Automotive PLC	4,356	310,670
Total Fair Value		$11,251,847

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio
Common Stocks | 65.4%
Australia | 2.3%
AGL Energy, Ltd.	915	$13,365
Amcor, Ltd.	1,549	18,012
Blackmores, Ltd.	125	11,207
BlueScope Steel, Ltd.	1,611	9,572
Cochlear, Ltd.	105	11,382
CSL, Ltd.	1,663	136,574
Goodman Group REIT	2,450	13,686
Harvey Norman Holdings, Ltd.	7,527	30,042
Investa Office Fund REIT	4,112	14,402
JB Hi-Fi, Ltd.	1,929	42,967
Magellan Financial Group, Ltd.	1,158	19,294
Mirvac Group REIT	14,382	24,709
Northern Star Resources, Ltd.	2,259	7,868
Regis Resources, Ltd.	17,016	49,182
Resolute Mining, Ltd.	41,535	61,170
Sandfire Resources NL	2,886	11,184
Saracen Mineral Holdings, Ltd. (a)	15,649	16,868
Telstra Corp., Ltd.	7,072	28,088
The GPT Group REIT	4,791	18,593
Wesfarmers, Ltd.	375	12,687
		550,852
Belgium | 0.6%
Anheuser-Busch InBev SA/NV Sponsored ADR	1,015	133,381
Telenet Group Holding NV (a)	271	14,135
		147,516
Canada | 3.0%
Alamos Gold, Inc., Class A	1,659	13,657
Alimentation Couche-Tard, Inc., Class B	398	19,288
ATCO, Ltd., Class I	487	17,306
BCE, Inc.	1,063	49,093
Canadian Imperial Bank of Commerce	1,830	141,900
Canadian National Railway Co.	1,287	84,163
CGI Group, Inc., Class A (a)	1,007	47,965
CI Financial Corp.	649	12,451
Colliers International Group, Inc.	324	13,600
Constellation Software, Inc.	29	13,073
Corus Entertainment, Inc., B Shares	1,046	9,687
Dollarama, Inc.	354	27,638
Emera, Inc.	343	12,369
Enbridge, Inc.	413	18,151
First Quantum Minerals, Ltd.	1,256	10,397
Genworth MI Canada, Inc.	659	16,958
Intact Financial Corp.	374	27,036
Description	Shares	Fair Value
Linamar Corp.	225	$9,395
Magna International, Inc.	1,569	67,355
Manulife Financial Corp.	1,197	16,888
Metro, Inc.	947	31,089
Open Text Corp.	303	19,626
Pembina Pipeline Corp.	433	13,195
Quebecor, Inc., Class B	762	23,157
Transcontinental, Inc., Class A	790	10,610
		726,047
Denmark | 1.0%
Carlsberg A/S, Class B Sponsored ADR	3,325	63,940
Coloplast A/S, Class B	481	37,300
DONG Energy A/S	437	18,177
Jyske Bank A/S	492	23,016
Novo Nordisk A/S Sponsored ADR	1,035	43,045
Novo Nordisk A/S, Class B	730	30,416
Vestas Wind Systems A/S	190	15,698
		231,592
Finland | 0.5%
Kone Oyj, Class B	248	12,583
Orion Oyj, Class B	402	15,846
Sampo Oyj, A Shares ADR	4,295	95,220
		123,649
France | 0.6%
Airbus Group SE	565	34,176
BNP Paribas SA	427	21,955
CNP Assurances	834	14,011
Electricite de France SA	527	6,411
Faurecia	499	19,526
Orange SA	1,580	24,724
TOTAL SA	267	12,655
		133,458
Germany | 1.3%
Bayer AG	151	15,167
Continental AG Sponsored ADR	1,350	57,159
GEA Group AG Sponsored ADR	1,110	61,649
MTU Aero Engines AG	351	35,509
Muenchener Rueckversicherungs AG	153	28,535
ProSiebenSat.1 Media SE	279	11,948
Rheinmetall AG	105	7,308
Symrise AG ADR	4,705	86,055
		303,330
Hong Kong | 1.6%
AIA Group, Ltd. Sponsored ADR	2,245	60,503
CLP Holdings, Ltd.	4,500	46,720
Jardine Matheson Holdings, Ltd.	800	48,597

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Link Real Estate Investment Trust	16,000	$118,056
The Wharf Holdings, Ltd.	4,000	29,309
Wheelock & Co., Ltd.	9,000	53,463
Yue Yuen Industrial Holdings, Ltd.	4,000	16,585
		373,233
Ireland | 0.7%
Experian PLC	461	9,237
Ryanair Holdings PLC Sponsored ADR	231	17,332
Shire PLC ADR	720	139,579
		166,148
Israel | 0.7%
Bank Hapoalim BM	3,082	17,475
Israel Discount Bank, Ltd., Class A (a)	7,571	13,929
Nice, Ltd.	848	56,706
Orbotech, Ltd. (a)	1,019	30,173
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,140	52,451
		170,734
Italy | 0.5%
Davide Campari-Milano SpA ADR	14,620	82,311
Enel SpA	1,883	8,398
Moncler SpA	317	5,409
Recordati SpA	605	19,446
Saras SpA	3,769	5,993
		121,557
Japan | 5.5%
Amano Corp.	900	14,380
Astellas Pharma, Inc.	1,400	21,864
Azbil Corp.	400	12,088
Central Japan Railway Co.	200	34,217
Chubu Electric Power Co., Inc.	300	4,368
Daito Trust Construction Co., Ltd.	700	111,870
Daiwa House Industry Co., Ltd. ADR	3,230	88,502
Foster Electric Co., Ltd.	600	11,012
Fuji Heavy Industries, Ltd.	500	18,777
Haseko Corp.	1,600	15,406
Heiwa Corp.	700	15,562
Iida Group Holdings Co., Ltd.	900	18,091
Japan Airlines Co., Ltd.	400	11,776
Kakaku.com, Inc.	300	5,417
KDDI Corp.	400	12,309
KDDI Corp. ADR	6,590	101,815
Kumagai Gumi Co., Ltd.	3,000	7,755
Kuraray Co., Ltd.	900	13,359
Kyokuto Kaihatsu Kogyo Co., Ltd.	700	8,079
Description	Shares	Fair Value
Lion Corp.	1,000	$16,175
Mazda Motor Corp.	300	4,609
MCJ Co., Ltd.	1,200	10,162
Mitsubishi Electric Corp.	2,000	25,605
Mitsubishi UFJ Financial Group, Inc.	1,800	9,077
Mitsui Chemicals, Inc.	3,000	14,298
Morinaga & Co., Ltd.	1,000	48,211
MS&AD Insurance Group Holdings, Inc.	500	13,948
Nichirei Corp.	1,500	33,760
Nihon Chouzai Co., Ltd.	200	8,752
Nippon Light Metal Holdings Co., Ltd.	8,300	17,886
Nippon Telegraph & Telephone Corp.	1,000	45,670
Nissan Chemical Industries, Ltd.	322	9,755
Nissan Motor Co., Ltd.	1,000	9,793
Nitto Denko Corp.	200	12,980
Oji Holdings Corp.	3,000	11,871
ORIX Corp.	700	10,329
Rengo Co., Ltd.	2,000	12,241
Ryohin Keikaku Co., Ltd. ADR	1,710	69,238
Sanyo Special Steel Co., Ltd.	2,000	11,215
Shimadzu Corp.	1,000	15,214
Showa Shell Sekiyu KK	3,621	33,600
Sumitomo Mitsui Financial Group, Inc.	3,824	128,880
Sumitomo Osaka Cement Co., Ltd.	3,000	13,945
Taikisha, Ltd.	400	9,858
Takeuchi Manufacturing Co., Ltd.	700	11,801
Teijin, Ltd.	1,822	35,344
The San-In Godo Bank, Ltd.	2,100	14,361
Toho Holdings Co., Ltd.	300	6,363
Tohoku Electric Power Co., Inc.	700	9,129
Tokyu Fudosan Holdings Corp.	1,600	8,695
Toray Industries, Inc.	4,000	38,918
Ube Industries, Ltd.	3,000	5,735
West Japan Railway Co.	200	12,381
Yamaguchi Financial Group, Inc.	2,000	21,312
Yodogawa Steel Works, Ltd.	300	8,039
Yoshinoya Holdings Co., Ltd.	900	12,895
		1,308,692
Malta | 0.1%
Unibet Group PLC SDR	2,226	20,673
Netherlands | 1.2%
Koninklijke Vopak NV	346	18,161
NN Group NV	931	28,575
NXP Semiconductors NV (a)	1,090	111,191
Royal Dutch Shell PLC, A Shares	566	14,160
Wolters Kluwer NV	190	8,131

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Wolters Kluwer NV Sponsored ADR	2,460	$105,423
		285,641
New Zealand | 0.1%
Fletcher Building, Ltd.	2,440	19,094
Norway | 0.3%
Det Norske Oljeselskap ASA (a)	3,033	48,339
DNB ASA	705	9,262
Leroy Seafood Group ASA	236	11,948
Telenor ASA	923	15,871
		85,420
Portugal | 0.3%
Altri SGPS SA	1,379	4,818
Galp Energia SGPS SA	3,875	52,976
Jeronimo Martins SGPS SA	511	8,860
		66,654
Singapore | 0.3%
CapitaLand, Ltd.	7,100	16,771
SATS, Ltd.	3,900	14,240
Singapore Airlines, Ltd.	4,700	36,353
		67,364
South Africa | 0.0%
Mediclinic International PLC	635	7,635
Spain | 0.5%
Banco Bilbao Vizcaya Argentaria SA	4,027	24,347
Banco Santander SA	13,972	61,784
CaixaBank SA	12,946	32,707
Corporacion Financiera Alba SA	140	5,883
		124,721
Sweden | 0.6%
Assa Abloy AB ADR	10,160	102,565
Axfood AB	909	16,029
Castellum AB	964	14,434
		133,028
Switzerland | 1.2%
Actelion, Ltd.	127	21,988
Actelion, Ltd. ADR	2,265	98,142
Roche Holding AG	672	166,703
		286,833
United Kingdom | 4.3%
Admiral Group PLC	407	10,809
BAE Systems PLC	2,103	14,268
Bellway PLC	481	14,796
Berendsen PLC	1,129	18,218
Description	Shares	Fair Value
British American Tobacco PLC Sponsored ADR	895	$114,247
BT Group PLC	16,476	83,073
Centrica PLC	39,582	117,076
Cineworld Group PLC	1,518	11,391
Compass Group PLC	1,895	36,749
Compass Group PLC Sponsored ADR	4,665	90,548
CVS Group PLC	774	8,881
Debenhams PLC	19,920	14,389
Greene King PLC	693	6,962
Greggs PLC	266	3,496
Halma PLC	890	12,101
Hargreaves Lansdown PLC	1,566	25,839
IG Group Holdings PLC	771	8,704
International Consolidated Airlines Group SA Sponsored ADR	229	5,955
JD Sports Fashion PLC	453	8,652
National Grid PLC	798	11,278
Petrofac, Ltd.	643	7,430
Provident Financial PLC	238	9,334
Prudential PLC ADR	1,925	68,742
RELX NV Sponsored ADR	5,920	105,731
RELX PLC	656	12,449
Rentokil Initial PLC	9,782	28,185
SSE PLC	3,410	69,221
Subsea 7 SA (a)	2,076	22,349
The Berkeley Group Holdings PLC	171	5,727
Unilever PLC Sponsored ADR	1,120	53,088
Wm Morrison Supermarkets PLC	7,850	22,158
		1,021,846
United States | 38.2%
3M Co.	862	151,910
AbbVie, Inc.	294	18,543
Accenture PLC, Class A	779	95,170
Aetna, Inc.	195	22,513
Air Lease Corp.	868	24,807
Alaska Air Group, Inc.	138	9,089
Alphabet, Inc., Class A (a)	180	144,731
Alphabet, Inc., Class C (a)	105	81,615
Altria Group, Inc.	195	12,330
Amazon.com, Inc. (a)	23	19,258
Amdocs, Ltd.	281	16,256
American Electric Power Co., Inc.	2,382	152,948
Amgen, Inc.	347	57,883
Aon PLC	894	100,566
Apple, Inc.	1,255	141,878
Applied Materials, Inc.	2,480	74,772

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
ARRIS International PLC (a)	756	$21,417
AT&T, Inc.	4,109	166,866
Automatic Data Processing, Inc.	415	36,603
AutoZone, Inc. (a)	85	65,309
Avon Products, Inc.	1,140	6,452
Baker Hughes, Inc.	289	14,586
Ball Corp.	81	6,638
Bank of America Corp.	4,674	73,148
Baxter International, Inc.	1,694	80,634
Bristol-Myers Squibb Co.	1,185	63,895
Bunge, Ltd.	633	37,493
C.R. Bard, Inc.	161	36,109
Campbell Soup Co.	1,219	66,679
Cardinal Health, Inc.	164	12,743
Carnival Corp.	819	39,984
Carrizo Oil & Gas, Inc. (a)	441	17,913
CBOE Holdings, Inc.	533	34,565
Church & Dwight Co., Inc.	390	18,689
Cigna Corp.	102	13,293
Cisco Systems, Inc.	3,085	97,856
Citigroup, Inc.	1,533	72,404
Citrix Systems, Inc. (a)	388	33,065
Colgate-Palmolive Co.	200	14,828
Comcast Corp., Class A	1,243	82,461
ConAgra Foods, Inc.	348	16,394
CVS Health Corp.	550	48,945
Darden Restaurants, Inc.	612	37,528
Delta Air Lines, Inc.	607	23,892
Dr Pepper Snapple Group, Inc.	651	59,443
Eaton Corp. PLC	835	54,868
EOG Resources, Inc.	555	53,674
Equity Residential REIT	214	13,767
Everest Re Group, Ltd.	382	72,569
Exelon Corp.	887	29,528
Express Scripts Holding Co. (a)	263	18,549
Facebook, Inc., Class A (a)	681	87,352
FactSet Research Systems, Inc.	370	59,977
FedEx Corp.	471	82,274
Fidelity National Information Services, Inc.	755	58,158
Fifth Third Bancorp	3,347	68,480
Fiserv, Inc. (a)	184	18,302
Foot Locker, Inc.	230	15,576
Ford Motor Co.	631	7,616
General Dynamics Corp.	103	15,981
General Electric Co.	1,318	39,039
General Mills, Inc.	1,001	63,944
Description	Shares	Fair Value
General Motors Co.	1,156	$36,726
Genpact, Ltd. (a)	508	12,167
Great Plains Energy, Inc.	2,423	66,124
Hasbro, Inc.	352	27,924
HCA Holdings, Inc. (a)	716	54,151
Honeywell International, Inc.	955	111,343
HP, Inc.	2,049	31,821
Huntington Ingalls Industries, Inc.	165	25,314
IDEXX Laboratories, Inc. (a)	211	23,786
Intel Corp.	2,290	86,447
Intercontinental Exchange, Inc.	305	82,155
Intuit, Inc.	409	44,994
Iron Mountain, Inc. REIT	244	9,157
Johnson & Johnson	1,871	221,021
Johnson Controls International PLC	1,103	51,323
Jones Lang LaSalle, Inc.	162	18,434
JPMorgan Chase & Co.	1,927	128,319
KB Home	581	9,366
Kellogg Co.	545	42,221
KeyCorp.	2,696	32,810
Kimberly-Clark Corp.	947	119,455
Lowe’s Cos., Inc.	1,898	137,055
Marriott International, Inc., Class A	440	29,625
Marsh & McLennan Cos., Inc.	589	39,610
MasterCard, Inc.	323	32,872
McKesson Corp.	305	50,859
Mead Johnson Nutrition Co.	475	37,530
MetLife, Inc.	380	16,883
Mettler-Toledo International, Inc. (a)	141	59,196
Microsoft Corp.	4,028	232,013
Molson Coors Brewing Co., Class B	805	88,389
Monsanto Co.	834	85,235
Motorola Solutions, Inc.	156	11,900
MSCI, Inc.	187	15,697
NIKE, Inc., Class B	1,029	54,177
Nordstrom, Inc.	354	18,366
Northrop Grumman Corp.	182	38,939
O’Reilly Automotive, Inc. (a)	255	71,428
Omnicom Group, Inc.	349	29,665
Patterson-UTI Energy, Inc.	594	13,288
Paychex, Inc.	611	35,359
PayPal Holdings, Inc. (a)	233	9,546
PepsiCo, Inc.	761	82,774
Pfizer, Inc.	283	9,585
Phillips 66	664	53,485
Pinnacle West Capital Corp.	256	19,453
Piper Jaffray Cos., Inc. (a)	570	27,531

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Pool Corp.	482	$45,559
Post Holdings, Inc. (a)	168	12,965
Primerica, Inc.	582	30,863
Public Service Enterprise Group, Inc.	1,219	51,040
Quest Diagnostics, Inc.	215	18,195
Quintiles Transnational Holdings, Inc. (a)	2,020	163,741
Regions Financial Corp.	1,119	11,045
Republic Services, Inc.	729	36,778
Reynolds American, Inc.	1,945	91,707
Rockwell Automation, Inc.	675	82,579
Rockwell Collins, Inc.	334	28,170
Ross Stores, Inc.	1,184	76,131
S&P Global, Inc.	994	125,801
Sanderson Farms, Inc.	141	13,583
Schlumberger, Ltd.	1,655	130,149
Skechers USA, Inc., Class A (a)	295	6,756
Skyworks Solutions, Inc.	439	33,425
Snap-on, Inc.	340	51,666
Southwestern Energy Co. (a)	674	9,328
Spirit AeroSystems Holdings, Inc., Class A (a)	379	16,881
Starbucks Corp.	1,625	87,977
Sysco Corp.	838	41,070
Tallgrass Energy GP LP	697	16,763
Teradata Corp. (a)	329	10,199
Texas Instruments, Inc.	1,012	71,022
The Boeing Co.	437	57,570
The Charles Schwab Corp.	1,805	56,984
The Clorox Co.	618	77,361
The Dow Chemical Co.	1,351	70,022
The Estee Lauder Cos., Inc., Class A	231	20,457
The Kroger Co.	4,137	122,786
The Procter & Gamble Co.	1,051	94,327
The Southern Co.	1,900	97,470
The TJX Cos., Inc.	1,020	76,276
The Walt Disney Co.	159	14,765
Thermo Fisher Scientific, Inc.	505	80,325
Time Warner, Inc.	1,434	114,161
Tyson Foods, Inc., Class A	804	60,035
Ubiquiti Networks, Inc. (a)	230	12,305
United Rentals, Inc. (a)	209	16,404
United Technologies Corp.	1,005	102,108
UnitedHealth Group, Inc.	798	111,720
Universal Health Services, Inc., Class B	163	20,085
Unum Group	488	17,231
Vantiv, Inc., Class A (a)	1,265	71,182
Verizon Communications, Inc.	4,880	253,662
Description	Shares	Fair Value
Visa, Inc., Class A	1,408	$116,442
Wabash National Corp. (a)	411	5,853
Wal-Mart Stores, Inc.	1,253	90,366
Waters Corp. (a)	246	38,989
WellCare Health Plans, Inc. (a)	380	44,494
Wells Fargo & Co.	454	20,103
Western Digital Corp.	760	44,437
Wyndham Worldwide Corp.	353	23,767
Xcel Energy, Inc.	1,029	42,333
Zoetis, Inc.	2,380	123,784
		9,080,470
Total Common Stocks (Cost $15,145,011)		15,556,187

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 10.2%
Australia | 0.8%
Telstra Corp., Ltd., 4.000%, 11/15/17	AUD	140	$109,087
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	95	76,122
			185,209
Belgium | 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.375%, 01/25/18	CAD	135	104,373
2.650%, 02/01/21	USD	55	56,758
			161,131
Canada | 1.5%
Suncor Energy, Inc., 6.100%, 06/01/18	USD	70	75,187
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	170	173,152
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	40	40,805
2.621%, 12/22/21	CAD	90	72,079
			361,223
Denmark | 0.5%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	100	127,265
France | 0.4%
Orange SA, 5.375%, 07/08/19	USD	78	86,245
Germany | 0.5%
BMW Finance NV, 3.375%, 12/14/18	GBP	85	116,439

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Norway | 0.2%
Statoil ASA, 3.700%, 03/01/24	USD	55	$59,803
United Kingdom | 0.9%
Centrica PLC, 7.000%, 09/19/18	GBP	50	72,469
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	74,603
SSE PLC, 5.000%, 10/01/18	GBP	50	70,245
			217,317
United States | 4.7%
Alphabet, Inc., 3.625%, 05/19/21	USD	40	43,900
Apple, Inc.:
2.850%, 02/23/23	USD	7	7,371
3.850%, 05/04/43	USD	105	107,585
Citigroup, Inc., 3.340%, 05/04/21 (f)	AUD	135	103,809
General Electric Co., 5.500%, 02/01/17	NZD	40	29,353
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	100	77,525
John Deere Capital Corp., 2.300%, 09/16/19	USD	25	25,604
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	55	60,770
Microsoft Corp., 4.450%, 11/03/45	USD	67	76,354
Morgan Stanley, 2.500%, 01/24/19	USD	105	106,950
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	125	95,600
3.625%, 01/22/23	USD	75	79,276
The Home Depot, Inc., 2.625%, 06/01/22	USD	80	83,081
Union Pacific Corp., 4.163%, 07/15/22	USD	80	89,890
Valero Energy Corp., 6.125%, 02/01/20	USD	35	39,493
Wells Fargo & Co., 3.200%, 07/27/21 (f)	AUD	50	38,522
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	70	56,405
			1,121,488
Total Corporate Bonds (Cost $2,434,182)			2,436,120
Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 15.4%
Australia | 1.5%
Queensland Treasury Corp., 5.500%, 06/21/21	AUD	120	$106,531
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	85	80,351
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	185	175,643
			362,525
Bermuda | 0.7%
Government of Bermuda, 5.603%, 07/20/20	USD	150	168,938
Canada | 3.1%
Province of Alberta, 4.000%, 12/01/19	CAD	75	62,529
Province of British Columbia, 3.700%, 12/18/20	CAD	185	156,423
Province of Ontario:
2.450%, 06/29/22	USD	180	186,890
1.950%, 01/27/23	CAD	110	86,545
Province of Quebec:
3.500%, 07/29/20	USD	150	161,412
2.500%, 04/20/26	USD	80	82,151
			735,950
Ireland | 0.7%
Irish Treasury, 3.400%, 03/18/24	EUR	120	168,185
Mexico | 1.4%
Mexican Bonos:
5.000%, 12/11/19	MXN	2,810	141,981
6.500%, 06/09/22	MXN	1,510	80,196
United Mexican States, 6.750%, 02/06/24	GBP	60	98,378
			320,555
New Zealand | 1.5%
New Zealand Government Bonds:
3.000%, 04/15/20	NZD	200	150,893
6.000%, 05/15/21	NZD	240	200,396
			351,289
Norway | 1.0%
Oslo Kommune, 1.600%, 05/05/22	NOK	2,000	245,364
Panama | 0.9%
Republic of Panama, 4.000%, 09/22/24	USD	200	218,500
Poland | 1.5%
Poland Government Bond, 1.790%, 01/25/21 (f)	PLN	1,020	262,665

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Republic of Poland, 3.000%, 03/17/23	USD	95	$98,562
			361,227
Singapore | 1.1%
Singapore Government Bond, 3.000%, 09/01/24	SGD	320	257,183
Spain | 0.3%
Spain Government Bond, 1.950%, 07/30/30	EUR	65	79,531
Sweden | 1.4%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	200	201,756
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	90	120,137
			321,893
United Kingdom | 0.3%
United Kingdom Treasury, 2.000%, 07/22/20	GBP	50	69,242

Total Foreign Government Obligations (Cost $3,625,231)			3,660,382
Quasi Government Bonds | 1.5%
Canada | 0.8%
Hydro-Quebec:
1.038%, 12/01/19 (f)	CAD	160	121,939
9.625%, 07/15/22	CAD	60	66,588
			188,527
Chile | 0.4%
Corp. Nacional del Cobre de Chile, 3.750%, 11/04/20	USD	100	105,950
Germany | 0.3%
KFW, 1.125%, 12/23/19	GBP	45	59,804
Total Quasi Government Bonds (Cost $362,313)			354,281
Supranationals | 2.1%
African Development Bank, 2.375%, 09/23/21	USD	70	73,044
Asian Development Bank:
1.875%, 04/12/19	USD	150	153,028
2.125%, 03/19/25	USD	75	77,013
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	60	66,555
European Investment Bank, 1.125%, 09/16/21 (d)	CAD	95	72,051
Description	Security Currency	Principal Amount (000)	Fair Value
Inter-American Development Bank, 6.000%, 12/15/17	NZD	65	$49,273
Total Supranationals (Cost $488,079)			490,964
US Municipal Bonds | 0.9%
California | 0.5%
California State Build America Bond, 7.500%, 04/01/34	USD	70	106,067
Georgia | 0.4%
Georgia State Series B, 2.380%, 02/01/27	USD	100	101,252

Total US Municipal Bonds (Cost $207,990)			207,319
US Treasury Securities | 0.9%
US Treasury Notes:
2.125%, 05/15/25	USD	135	141,223
1.625%, 05/15/26	USD	85	85,193
Total US Treasury Securities (Cost $224,818)			226,416

Description		Shares	Fair Value
Short-Term Investment | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $849,417)		849,417	$849,417
Total Investments | 100.0% (Cost $23,337,041) (b), (g)			$23,781,086
Liabilities in Excess of Cash and Other Assets | 0.0%			(10,429)

Net Assets | 100.0%			$23,770,657

Lazard Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	16,123	USD	12,300	CIT	11/16/16	$28	$—
AUD	94,739	USD	72,011	CIT	11/16/16	430	—
AUD	111,248	USD	85,216	CIT	11/16/16	—	152
CAD	13,083	USD	10,134	CAN	11/16/16	—	159
CAD	77,287	USD	58,640	CAN	11/16/16	290	—
CAD	364,183	USD	282,096	CAN	11/16/16	—	4,417
CAD	21,394	USD	16,200	CIT	11/16/16	112	—
CHF	48,288	USD	49,811	CAN	11/16/16	18	—
CHF	14,115	USD	14,561	CIT	11/16/16	5	—
DKK	385,507	USD	58,119	CIT	11/16/16	165	—
EUR	96,349	USD	108,069	CIT	11/16/16	375	—
EUR	180,211	USD	203,300	CIT	11/16/16	—	465
EUR	1,118,108	USD	1,253,947	SCB	11/16/16	4,530	—
EUR	389,103	USD	439,024	SSB	12/01/16	—	794
GBP	40,451	USD	52,500	CIT	11/16/16	—	26
GBP	22,310	USD	30,000	HSB	11/16/16	—	1,059
JPY	15,397,749	USD	153,800	CIT	11/16/16	—	1,691
JPY	33,485,276	USD	333,038	CIT	11/16/16	—	2,248
JPY	9,621,030	USD	95,655	HSB	11/16/16	—	612
JPY	99,325,867	USD	987,492	SCB	11/16/16	—	6,285
KRW	106,163,360	USD	94,250	CIT	11/17/16	2,083	—
NZD	94,311	USD	68,375	CIT	11/16/16	178	—
SEK	65,519	USD	7,700	CIT	11/16/16	—	46
SEK	1,220,086	USD	145,005	CIT	11/16/16	—	2,482
USD	46,280	AUD	46,310	CIT	11/16/16	—	29
USD	54,000	AUD	54,749	CIT	11/16/16	—	749
USD	647,940	AUD	646,786	CIT	11/16/16	1,154	—
USD	211,727	AUD	215,943	SSB	12/01/16	—	4,216
USD	72,108	CAD	72,007	CAN	11/16/16	100	—
USD	913,102	CAD	898,804	CAN	11/16/16	14,298	—
USD	23,221	CAD	23,158	HSB	11/16/16	63	—
USD	30,000	CAD	30,211	HSB	11/16/16	—	211
USD	60,577	CAD	61,206	HSB	11/16/16	—	629
USD	165,644	CAD	165,955	SSB	12/01/16	—	310
USD	49,592	CHF	49,828	CAN	11/16/16	—	237
USD	14,491	CHF	14,566	CIT	11/16/16	—	75
USD	57,917	DKK	58,284	CIT	11/16/16	—	366
USD	20,914	EUR	20,988	HSB	11/16/16	—	74
USD	27,440	EUR	27,488	HSB	11/16/16	—	48
USD	285,386	GBP	285,143	CIT	11/16/16	242	—
USD	29,750	GBP	29,649	HSB	11/16/16	101	—
USD	120,000	JPY	122,743	CIT	11/16/16	—	2,743
USD	23,115	MXN	23,363	CIT	11/16/16	—	249
USD	37,322	MXN	36,717	CIT	11/16/16	605	—
USD	156,340	MXN	146,416	CIT	11/16/16	9,923	—

Lazard Global Dynamic Multi Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	242,432	NOK	248,575	CIT	11/16/16	$—	$6,143
USD	453,255	NZD	454,437	CIT	11/16/16	—	1,182
USD	26,004	NZD	26,076	HSB	11/16/16	—	72
USD	55,968	NZD	55,887	HSB	11/16/16	81	—
USD	27,029	PLN	27,168	CIT	11/17/16	—	138
USD	220,313	PLN	219,724	CIT	11/17/16	589	—
USD	31,000	SEK	30,853	CIT	11/16/16	147	—
USD	46,832	SEK	46,030	CIT	11/16/16	802	—
USD	52,158	SGD	52,118	CIT	11/16/16	40	—
USD	57,022	SGD	56,599	CIT	11/16/16	424	—
USD	134,281	SGD	132,331	CIT	11/16/16	1,950	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$38,733	$37,907

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.7%
Canada | 0.2%
Amaya, Inc. (a)	1,963	$31,795
ECN Capital Corp. (a)	785	2,070
		33,865
Japan | 0.2%
Hoshizaki Corp.	500	45,669
United States | 0.3%
Air Lease Corp.	759	21,692
Live Nation Entertainment, Inc. (a)	294	8,079
WMIH Corp. (a)	7,065	16,004
		45,775
Total Common Stocks (Cost $124,146)		125,309
Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 119.7%
Canada | 2.9%
Element Financial Corp.: 5.125%, 06/30/19	CAD	220	$192,843
4.250%, 06/30/20	CAD	418	333,903
			526,746
China | 1.3%
Ctrip.com International, Ltd., 1.250%, 09/15/22 (d)	USD	236	237,033
Greece | 1.9%
Aegean Marine Petroleum Network, Inc., 4.000%, 11/01/18	USD	340	338,300
Japan | 0.6%
Nipro Corp., 0.000%, 01/29/21	JPY	10,000	108,007
Mexico | 5.1%
Cemex SAB de CV: 3.750%, 03/15/18	USD	474	532,065
3.720%, 03/15/20	USD	372	387,577
			919,642
United States | 107.9%
Aceto Corp., 2.000%, 11/01/20 (d)	USD	224	204,260
Advanced Micro Devices, Inc., 2.125%, 09/01/26	USD	440	478,500
AK Steel Corp., 5.000%, 11/15/19	USD	244	290,665
Akamai Technologies, Inc., 0.000%, 02/15/19	USD	133	130,423
Description	Security Currency	Principal Amount (000)	Fair Value
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	USD	155	$158,875
Altra Industrial Motion Corp., 2.750%, 03/01/31	USD	240	282,900
AMAG Pharmaceuticals, Inc., 2.500%, 02/15/19	USD	99	111,313
American Residential Properties OP LP, 3.250%, 11/15/18 (d)	USD	280	353,150
AmTrust Financial Services, Inc., 2.750%, 12/15/44	USD	314	270,825
Arbor Realty Trust, Inc., 6.500%, 10/01/19	USD	55	55,000
Ascent Capital Group, Inc., 4.000%, 07/15/20	USD	70	49,875
BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	USD	234	293,114
Blucora, Inc., 4.250%, 04/01/19	USD	203	193,611
Bottomline Technologies de, Inc., 1.500%, 12/01/17	USD	220	225,363
BroadSoft, Inc., 1.000%, 09/01/22	USD	197	261,517
CalAtlantic Group, Inc.:
0.250%, 06/01/19	USD	417	386,246
1.250%, 08/01/32	USD	292	304,227
Carriage Services, Inc., 2.750%, 03/15/21	USD	276	323,437
Chesapeake Energy Corp., 5.500%, 09/15/26	USD	277	279,077
Colony Starwood Homes:
4.500%, 10/15/17	USD	318	343,035
3.000%, 07/01/19	USD	282	308,120
Cornerstone OnDemand, Inc., 1.500%, 07/01/18	USD	229	251,700
Cowen Group, Inc., 3.000%, 03/15/19	USD	255	246,234
CSG Systems International, Inc., 4.250%, 03/15/36 (d)	USD	188	205,038
Cypress Semiconductor Corp., 4.500%, 01/15/22	USD	124	141,500
DISH Network Corp., 3.375%, 08/15/26 (d)	USD	281	307,695
Electronics For Imaging, Inc., 0.750%, 09/01/19	USD	204	225,675
Emergent BioSolutions, Inc., 2.875%, 01/15/21	USD	202	247,071
Encore Capital Group, Inc.:
3.000%, 11/27/17	USD	229	226,710
2.875%, 03/15/21	USD	180	137,025
Forest City Realty Trust, Inc.: 4.250%, 08/15/18	USD	102	118,639
3.625%, 08/15/20	USD	428	472,940

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
FXCM, Inc., 2.250%, 06/15/18	USD	172	$72,240
GPT Property Trust LP, 3.750%, 03/15/19	USD	131	172,347
Green Plains, Inc.: 3.250%, 10/01/18	USD	288	398,880
4.125%, 09/01/22 (d)	USD	196	225,523
Griffon Corp., 4.000%, 01/15/17	USD	178	213,823
HealthSouth Corp., 2.000%, 12/01/43	USD	146	171,094
Hologic, Inc., 0.000%, 12/15/43	USD	260	318,825
Huron Consulting Group, Inc., 1.250%, 10/01/19	USD	227	228,703
Iconix Brand Group, Inc., 1.500%, 03/15/18	USD	275	237,188
Innoviva, Inc., 2.125%, 01/15/23	USD	257	215,238
Inphi Corp., 0.750%, 09/01/21 (d)	USD	150	157,969
Insulet Corp., 1.250%, 09/15/21 (d)	USD	110	108,281
Integra LifeSciences Holdings Corp., 1.625%, 12/15/16	USD	207	323,437
Interactive Intelligence Group, Inc., 1.250%, 06/01/20	USD	79	90,998
Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23	USD	259	289,594
International Wire Group, Inc., 10.750%, 08/01/21 (d)	USD	40	38,100
JAKKS Pacific, Inc., 4.250%, 08/01/18	USD	72	80,325
Knowles Corp., 3.250%, 11/01/21 (d)	USD	251	265,119
LGI Homes, Inc., 4.250%, 11/15/19	USD	141	247,543
Liberty Interactive LLC:
4.000%, 11/15/29	USD	184	114,195
1.750%, 09/30/46 (d)	USD	157	165,831
Liberty Media Corp.:
1.375%, 10/15/23	USD	235	244,987
2.250%, 09/30/46 (d)	USD	102	105,889
Live Nation Entertainment, Inc., 2.500%, 05/15/19	USD	257	278,363
M/I Homes, Inc., 3.250%, 09/15/17	USD	171	183,718
Meritage Homes Corp., 1.875%, 09/15/32	USD	201	201,126
Molina Healthcare, Inc., 1.625%, 08/15/44	USD	142	168,093
Description	Security Currency	Principal Amount (000)	Fair Value
Navistar International Corp., 4.750%, 04/15/19	USD	251	$232,959
Nuance Communications, Inc.:
2.750%, 11/01/31	USD	90	90,506
1.000%, 12/15/35 (d)	USD	45	39,150
NuVasive, Inc., 2.250%, 03/15/21	USD	220	278,217
PDL BioPharma, Inc., 4.000%, 02/01/18	USD	178	172,883
PRA Group, Inc., 3.000%, 08/01/20	USD	157	141,202
Proofpoint, Inc., 0.750%, 06/15/20	USD	39	45,094
PTC Therapeutics, Inc., 3.000%, 08/15/22	USD	133	80,548
Quidel Corp., 3.250%, 12/15/20	USD	138	138,345
Redwood Trust, Inc., 4.625%, 04/15/18	USD	293	293,916
Renewable Energy Group, Inc., 4.000%, 06/15/36 (d)	USD	134	130,901
Rovi Corp., 0.500%, 03/01/20	USD	79	79,049
RTI International Metals, Inc., 1.625%, 10/15/19	USD	226	241,125
RWT Holdings, Inc., 5.625%, 11/15/19	USD	123	124,538
Shutterfly, Inc., 0.250%, 05/15/18	USD	333	326,132
SM Energy Co., 1.500%, 07/01/21	USD	204	244,800
Starwood Property Trust, Inc.:
3.750%, 10/15/17	USD	463	476,311
4.550%, 03/01/18	USD	79	86,949
TerraVia Holdings, Inc., 5.000%, 10/01/19	USD	269	126,598
The Greenbrier Cos., Inc., 3.500%, 04/01/18	USD	252	285,075
The Medicines Co., 2.750%, 07/15/23 (d)	USD	199	203,861
Toll Brothers Finance Corp., 0.500%, 09/15/32	USD	308	302,802
Trinity Industries, Inc., 3.875%, 06/01/36	USD	390	466,050
VEREIT, Inc., 3.000%, 08/01/18	USD	313	312,217
Vitamin Shoppe, Inc., 2.250%, 12/01/20 (d)	USD	23	21,634
Wabash National Corp., 3.375%, 05/01/18	USD	145	196,029
Weatherford International, Ltd., 5.875%, 07/01/21	USD	234	262,519

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
WebMD Health Corp., 1.500%, 12/01/20	USD	102	$117,751
Wright Medical Group NV, 2.250%, 11/15/21 (d)	USD	245	319,266
Wright Medical Group, Inc., 2.000%, 02/15/20	USD	365	389,866
Yahoo!, Inc., 0.000%, 12/01/18	USD	125	127,969
			19,555,451
Total Corporate Bonds (Cost $21,245,008)			21,685,179

Description	Shares	Fair Value
Preferred Stocks | 1.0%
United States | 1.0%
Bunge, Ltd.	1,531	$145,609
Great Plains Energy, Inc.	785	40,420
Total Preferred Stocks (Cost $169,224)		186,029

Description	Number of Contracts	Fair Value
Purchased Options | 0.1%
AK Steel Holding Corp. 6 Call, Expires 12/16/16	39	$897
Altra Industrial Motion Corp. 30 Call, Expires 10/21/16	7	70
Atlas Air Worldwide Holdings, Inc. 50 Call, Expires 11/18/16	8	120
Atlas Air Worldwide Holdings, Inc. 55 Call, Expires 11/18/16	17	85
Blucora, Inc. 15 Calll, Expires 10/21/16	11	407
BroadSoft, Inc. 50 Call, Expires 11/18/16	8	1,080
Bunge, Ltd. 75 Call, Expires 10/21/16	4	20
Cemex SAB de CV 7 Call, Expires 10/21/16	17	2,125
Cemex SAB de CV 9 Call, Expires 01/20/17	65	2,990
Cypress Semiconductor Corp. 13 Call, Expires 12/16/16	12	756
Green Plains, Inc. 27 Call, Expires 01/20/17	16	3,280
LGI Homes, Inc. 40 Call, Expires 11/18/16	4	400

Description	Number of Contracts	Fair Value
LGI Homes, Inc.35 Call, Expires 11/18/16	9	$2,970
Total Purchased Options (Cost $24,134)		15,200

Description	Shares	Fair Value
Short-Term Investment | 24.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $4,406,719)	4,406,719	4,406,719
Total Investments excluding Securities Sold Short | 145.8% (Cost $25,969,231)		26,418,436
Securities Sold Short | (15.3)%
Common Stocks | (15.3)%
Greece | (0.6)%
Aegean Marine Petroleum Network, Inc.	(11,031)	(110,280)
Mexico | (1.8)%
Cemex SAB de CV Sponsored ADR (a)	(39,924)	(316,996)
United States | (12.9)%
Aceto Corp.	(3,496)	(66,379)
Advanced Micro Devices, Inc. (a)	(30,584)	(211,101)
Air Lease Corp.	(55,000)	(68,050)
AK Steel Holding Corp. (a)	(31,948)	(154,066)
Allscripts Healthcare Solutions, Inc. (a)	(1,804)	(23,754)
Altra Industrial Motion Corp.	(5,992)	(173,588)
AMAG Pharmaceuticals, Inc. (a)	(2,513)	(61,586)
American Homes 4 Rent Class A REIT	(12,390)	(268,120)
AmTrust Financial Services, Inc.	(1,675)	(44,935)
Carriage Services, Inc.	(10,303)	(243,583)
Cowen Group, Inc. Class A (a)	(21,436)	(77,650)
Gramercy Property Trust REIT	(14,165)	(136,441)
Great Plains Energy, Inc.	(385)	(10,507)
Griffon Corp.	(11,974)	(203,584)
Knowles Corp. (a)	(8,892)	(124,908)
PTC Therapeutics, Inc. (a)	(334)	(4,465)
Renewable Energy Group, Inc. (a)	(11,317)	(95,825)
TerraVia Holdings, Inc. (a)	(17,132)	(47,069)
Trinity Industries, Inc.	(7,911)	(191,264)
VEREIT, Inc. REIT	(948)	(9,831)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Weatherford International PLC (a)	(22,675)	$(127,374)
		(2,344,080)
Total Securities Sold Short (Proceeds $2,770,996)		(2,771,356)
Total Investments | 130.5% (Cost and short proceeds $23,198,235) (b), (g)		$23,647,080
Liabilities in Excess of Cash and Other Assets | (30.5)%		(5,523,206)

Net Assets | 100.0%		$18,123,874

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Depreciation
USD	499,977	CAD	503,356	SSB	12/21/16	$3,378
USD	98,030	JPY	98,956	SSB	12/21/16	926
Total gross unrealized depreciation on Forward Currency Contracts						$4,304

Written Options open at September 30, 2016:
Description	Number of Contracts	Strike Price	Expiration Date	Premium	Fair Value
AK Steel Holding Corp. 4.5 Put	39	$4.50	12/16/16	$1,659	$(1,677)
Altra Industrial Motion Corp. 25 Put	7	25.00	10/21/16	643	(105)
Atlas Air Worldwide Holdings, Inc. 40 Put	22	40.00	11/18/16	6,842	(2,860)
Blucora, Inc. 10 Put	11	10.00	10/21/16	258	(55)
BroadSoft, Inc. 45 Put	8	45.00	11/18/16	2,249	(1,640)
Bunge, Ltd. 60 Put	4	60.00	10/21/16	626	(716)
Cemex SAB de CV 8 Put	65	8.00	01/20/17	4,429	(5,655)
Cypress Semiconductor Corp. 11 Put	12	11.00	12/16/16	590	(600)
Green Plains, Inc. 25 Put	16	25.00	01/20/17	3,466	(3,200)
LGI Homes, Inc. 30 Put	11	30.00	11/18/16	2,593	(440)
Workday, Inc. 80 Put	4	80.00	12/16/16	1,674	(700)
Total premium and fair value of Written Options				$25,029	$(17,648)

Total Return Swap Agreements open at September 30, 2016:
Pay	Currency	Counterparty	Notional Amount (000)	Expiration Date	Receive	Unrealized Appreciation	Unrealized Depreciation
1 Month JPY LIBOR plus 1.00%	JPY	DUB	108	12/05/16	Keihan Holdings Co., Ltd.	$—	$1,419
1 Month JPY LIBOR plus 1.00%	JPY	DUB	94	12/05/16	Keihan Holdings Co., Ltd.	—	1,726
1 Month USD LIBOR plus 1.00%	USD	DUB	92	09/29/17	Allscripts Healthcare Solutions, Inc.	863	—
1 Month USD LIBOR plus 1.00%	USD	DUB	4	09/29/17	Bunge Ltd.	—	148
1 Month USD LIBOR plus 1.00%	USD	DUB	3	09/29/17	PDL BioPharma, Inc.	13	—
USD FED OPEN plus 1.00%	USD	DUB	270	09/29/17	NuVasive, Inc.	8,668	—
						9,544	3,293

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
1 Month JPY LIBOR less 0.40%	JPY	DUB	20	12/05/16	Keihan Holdings Co., Ltd.	$429	$—
1 Month JPY LIBOR less 0.40%	JPY	DUB	39	12/05/16	Nipro Corp.	—	1,385
1 Month JPY LIBOR less 0.40%	JPY	DUB	48	12/05/16	Unicharm Corp.	—	3,166
CAD CDOR less 0.30%	CAD	DUB	84	01/20/17	Element Financial Corp.	—	9,038

Lazard Enhanced Opportunities Portfolio (continued)

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.25%	USD	DUB	116	09/29/17	NuVasive, Inc.	$—	$9,231
USD FED OPEN less 0.30%	USD	DUB	66	09/29/17	Alcoa, Inc.	1,353	—
USD FED OPEN less 0.30%	USD	DUB	16	09/29/17	Ascent Capital Group, Inc.	—	9,970
USD FED OPEN less 0.30%	USD	DUB	11	09/29/17	Atlas Air Worldwide Holdings, Inc.	—	1,338
USD FED OPEN less 0.30%	USD	DUB	150	09/29/17	BioMarin Pharmaceutical, Inc.	4,347	—
USD FED OPEN less 0.30%	USD	DUB	54	09/29/17	Bottomline Technologies de, Inc.	—	1,881
USD FED OPEN less 0.30%	USD	DUB	142	09/29/17	BroadSoft, Inc.	—	36,788
USD FED OPEN less 0.30%	USD	DUB	90	09/29/17	Bunge Ltd.	784	—
USD FED OPEN less 0.30%	USD	DUB	119	09/29/17	CalAtlantic Group, Inc.	3,120	—
USD FED OPEN less 0.30%	USD	DUB	40	09/29/17	Cemex SAB de CV	—	254
USD FED OPEN less 0.30%	USD	DUB	74	09/29/17	Charter Communications, Inc.	—	1,651
USD FED OPEN less 0.30%	USD	DUB	116	09/29/17	Chesapeake Energy Corp.	1,021	—
USD FED OPEN less 0.30%	USD	DUB	333	09/29/17	Colony Starwood Homes	6,494	—
USD FED OPEN less 0.30%	USD	DUB	46	09/29/17	Cornerstone OnDemand, Inc.	—	2,777
USD FED OPEN less 0.30%	USD	DUB	55	09/29/17	CSG Systems International, Inc.	1,088	—
USD FED OPEN less 0.30%	USD	DUB	81	09/29/17	Ctrip.com International Ltd.	—	2,714
USD FED OPEN less 0.30%	USD	DUB	31	09/29/17	Cypress Semiconductor Corp.	—	1,021
USD FED OPEN less 0.30%	USD	DUB	114	09/29/17	DISH Network Corp.	—	5,029
USD FED OPEN less 0.30%	USD	DUB	74	09/29/17	Electronics For Imaging, Inc.	—	4,689
USD FED OPEN less 0.30%	USD	DUB	154	09/29/17	Emergent BioSolutions, Inc.	612	—
USD FED OPEN less 0.30%	USD	DUB	163	09/29/17	Forest City Realty Trust, Inc.	621	—
USD FED OPEN less 0.30%	USD	DUB	317	09/29/17	Green Plains, Inc.	—	111,731
USD FED OPEN less 0.30%	USD	DUB	82	09/29/17	Greenbrier Cos, Inc.	—	13,327
USD FED OPEN less 0.30%	USD	DUB	86	09/29/17	HealthSouth Corp.	—	1,100

Lazard Enhanced Opportunities Portfolio (continued)

Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	52	09/29/17	Hologic, Inc.	$—	$3,106
USD FED OPEN less 0.30%	USD	DUB	72	09/29/17	Huron Consulting Group, Inc.	1,584	—
USD FED OPEN less 0.30%	USD	DUB	28	09/29/17	Iconix Brand Group, Inc.	—	1,295
USD FED OPEN less 0.30%	USD	DUB	41	09/29/17	Inphi Corp.	—	2,180
USD FED OPEN less 0.30%	USD	DUB	24	09/29/17	Insulet Corp.	1,229	—
USD FED OPEN less 0.30%	USD	DUB	288	09/29/17	Integra LifeSciences Holdings Corp.	—	32,600
USD FED OPEN less 0.30%	USD	DUB	23	09/29/17	Interactive Intelligence Group, Inc.	—	811
USD FED OPEN less 0.30%	USD	DUB	3	09/29/17	Liberty Media Corp.-Liberty Braves	—	2,043
USD FED OPEN less 0.30%	USD	DUB	5	09/29/17	Liberty Media Corp.-Liberty Media	—	17,979
USD FED OPEN less 0.30%	USD	DUB	97	09/29/17	Liberty Media Corp.-Liberty SiriusXM	—	4,329
USD FED OPEN less 0.30%	USD	DUB	39	09/29/17	Live Nation Entertainment, Inc.	—	1,301
USD FED OPEN less 0.30%	USD	DUB	77	09/29/17	M/I Homes, Inc.	—	8,003
USD FED OPEN less 0.30%	USD	DUB	115	09/29/17	Medicines Co.	—	3,093
USD FED OPEN less 0.30%	USD	DUB	15	09/29/17	Meritage Homes Corp.	—	450
USD FED OPEN less 0.30%	USD	DUB	66	09/29/17	Molina Healthcare, Inc.	—	4,878
USD FED OPEN less 0.30%	USD	DUB	30	09/29/17	Navistar International Corp.	—	4,674
USD FED OPEN less 0.30%	USD	DUB	8	09/29/17	PRA Group, Inc.	—	380
USD FED OPEN less 0.30%	USD	DUB	19	09/29/17	Proofpoint, Inc.	—	1,520
USD FED OPEN less 0.30%	USD	DUB	10	09/29/17	PTC Therapeutics, Inc.	—	11,002
USD FED OPEN less 0.30%	USD	DUB	49	09/29/17	Quidel Corp.	—	7,841
USD FED OPEN less 0.30%	USD	DUB	26	09/29/17	Redwood Trust, Inc.	—	788
USD FED OPEN less 0.30%	USD	DUB	64	09/29/17	Shutterfly, Inc.	7,504	—
USD FED OPEN less 0.30%	USD	DUB	145	09/29/17	SM Energy Co.	—	7,844
USD FED OPEN less 0.30%	USD	DUB	103	09/29/17	Starwood Property Trust, Inc.	503	—

Lazard Enhanced Opportunities Portfolio (concluded)
Receive	Currency	Counterparty	Notional Amount (000)	Expiration Date	Pay	Unrealized Appreciation	Unrealized Depreciation
USD FED OPEN less 0.30%	USD	DUB	7	09/29/17	Time Warner, Inc.	$—	$313
USD FED OPEN less 0.30%	USD	DUB	24	09/29/17	TiVo Corp.	2,306	—
USD FED OPEN less 0.30%	USD	DUB	379	09/29/17	United States Treasury Note, 1.50%, 08/15/26	—	2,334
USD FED OPEN less 0.30%	USD	DUB	14	09/29/17	Vitamin Shoppe, Inc.	1,265	—
USD FED OPEN less 0.30%	USD	DUB	122	09/29/17	Wabash National Corp.	—	13,211
USD FED OPEN less 0.30%	USD	DUB	66	09/29/17	WebMD Health Corp.	2,263	—
USD FED OPEN less 0.30%	USD	DUB	352	09/29/17	Wright Medical Group NV	—	55,066
USD FED OPEN less 1.00%	USD	DUB	119	09/29/17	Intercept Pharmaceuticals, Inc.	1,677	—
USD FED OPEN less 1.13%	USD	DUB	161	09/29/17	LGI Homes, Inc.	—	59,684
USD FED OPEN less 1.75%	USD	DUB	77	09/29/17	Encore Capital Group, Inc.	8,486	—
USD FED OPEN less 2.50%	USD	DUB	5	09/29/17	PDL BioPharma, Inc.	136	—
USD FED OPEN less 3.00%	USD	DUB	49	09/29/17	JAKKS Pacific, Inc.	—	6,457
USD FED OPEN less 4.00%	USD	DUB	94	09/29/17	Innoviva, Inc.	1,959	—
						48,781	470,272
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$58,325	$473,565

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 94.1%
Auto Components | 3.1%
Johnson Controls International PLC (h)	120,155	$5,590,812
Banks | 6.7%
Bank of America Corp. (h)	261,700	4,095,605
Comerica, Inc. (h)	91,255	4,318,187
KeyCorp. (h)	308,700	3,756,879
		12,170,671
Beverages | 3.6%
Molson Coors Brewing Co., Class B (h)	59,685	6,553,413
Biotechnology | 5.1%
BioMarin Pharmaceutical, Inc. (a)	25,335	2,343,994
Celgene Corp. (a)	26,470	2,766,909
Neurocrine Biosciences, Inc. (a)	29,885	1,513,376
Sage Therapeutics, Inc. (a)	22,100	1,017,705
Vertex Pharmaceuticals, Inc. (a)	19,580	1,707,572
		9,349,556
Capital Markets | 7.8%
Intercontinental Exchange, Inc. (h)	30,372	8,181,002
The Charles Schwab Corp. (h)	190,456	6,012,696
		14,193,698
Communications Equipment | 2.0%
Cisco Systems, Inc. (h)	118,260	3,751,207
Containers & Packaging | 2.3%
International Paper Co. (h)	87,400	4,193,452
Diversified Telecommunication Services | 1.5%
AT&T, Inc.	67,605	2,745,439
Electrical Equipment | 4.0%
Eaton Corp. PLC	27,800	1,826,738
Rockwell Automation, Inc. (h)	44,660	5,463,704
		7,290,442
Equity Real Estate Investment Trusts (REITs) | 1.1%
Communications Sales & Leasing, Inc.	66,645	2,093,319
Food & Staples Retailing | 3.0%
Walgreens Boots Alliance, Inc. (h)	68,175	5,496,269
Food Products | 1.0%
Kellogg Co.	23,800	1,843,786
Health Care Providers & Services | 1.7%
Humana, Inc. (h)	17,690	3,129,184
Industrial Conglomerates | 2.6%
Honeywell International, Inc. (h)	40,679	4,742,765
Insurance | 1.2%
Aon PLC	20,336	2,287,597
Description	Shares	Fair Value
Internet Software & Services | 7.6%
Alphabet, Inc., Class C (a), (h)	11,689	$9,085,743
eBay, Inc. (a)	56,600	1,862,140
Facebook, Inc., Class A (a), (h)	23,528	3,017,936
		13,965,819
IT Services | 7.1%
Fidelity National Information Services, Inc.	24,000	1,848,720
Leidos Holdings, Inc. (h)	85,635	3,706,283
Vantiv, Inc., Class A (a)	32,000	1,800,640
Visa, Inc., Class A (h)	67,384	5,572,657
		12,928,300
Life Sciences Tools & Services | 1.6%
Thermo Fisher Scientific, Inc. (h)	18,244	2,901,891
Machinery | 2.7%
Caterpillar, Inc.	22,900	2,032,833
Parker Hannifin Corp. (h)	23,380	2,934,891
		4,967,724
Media | 3.5%
Comcast Corp., Class A (h)	96,700	6,415,078
Oil, Gas & Consumable Fuels | 1.8%
Pioneer Natural Resources Co. (h)	17,960	3,334,274
Pharmaceuticals | 7.3%
Allergan PLC (a), (h)	36,185	8,333,768
Bristol-Myers Squibb Co.	25,510	1,375,499
Pfizer, Inc. (h)	107,600	3,644,412
		13,353,679
Semiconductors & Semiconductor Equipment | 5.9%
NXP Semiconductors NV (a), (h)	43,900	4,478,239
Skyworks Solutions, Inc. (h)	82,095	6,250,713
		10,728,952
Specialty Retail | 7.1%
AutoZone, Inc. (a), (h)	6,178	4,746,805
Lowe’s Cos., Inc. (h)	114,645	8,278,515
		13,025,320
Textiles, Apparel & Luxury Goods | 2.8%
VF Corp. (h)	90,430	5,068,602
Total Common Stocks (Cost $164,714,537)		172,121,249
Short-Term Investment | 66.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19% (7 day yield) (Cost $121,709,648)	121,709,648	$121,709,648

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (continued)
Total Investments excluding Securities Sold Short | 160.6% (Cost $286,424,185)		$293,830,897
Securities Sold Short | (59.2)%
Aerospace & Defense | (1.8)%
Spirit AeroSystems Holdings, Inc., Class A (a)	(28,100)	(1,251,574)
The Boeing Co.	(15,200)	(2,002,448)
		(3,254,022)
Air Freight & Logistics | (2.2)%
CH Robinson Worldwide, Inc.	(38,995)	(2,747,588)
Hub Group, Inc., Class A (a)	(32,385)	(1,320,012)
		(4,067,600)
Banks | (5.6)%
Regions Financial Corp.	(145,500)	(1,436,085)
SunTrust Banks, Inc.	(29,250)	(1,281,150)
Umpqua Holdings Corp.	(121,400)	(1,827,070)
US Bancorp	(64,082)	(2,748,477)
Valley National Bancorp	(311,635)	(3,032,209)
		(10,324,991)
Biotechnology | (3.0)%
Amgen, Inc.	(16,500)	(2,752,365)
Regeneron Pharmaceuticals, Inc. (a)	(6,565)	(2,639,261)
		(5,391,626)
Capital Markets | (2.1)%
Franklin Resources, Inc.	(36,685)	(1,304,885)
Janus Capital Group, Inc.	(90,390)	(1,266,364)
WisdomTree Investments, Inc.	(125,000)	(1,286,250)
		(3,857,499)
Chemicals | (0.5)%
The Sherwin-Williams Co.	(3,268)	(904,125)
Containers & Packaging | (0.7)%
Sealed Air Corp.	(27,772)	(1,272,513)
Diversified Financial Services | (0.7)%
Voya Financial, Inc.	(40,905)	(1,178,882)
Electronic Equipment, Instruments & Components | (1.3)%
Corning, Inc.	(102,700)	(2,428,855)
Food & Staples Retailing | (2.1)%
Wal-Mart Stores, Inc.	(52,020)	(3,751,682)
Food Products | (2.7)%
Danone SA Sponsored ADR	(87,700)	(1,302,345)
Snyder’s-Lance, Inc.	(37,900)	(1,272,682)
The Kraft Heinz Co.	(10,740)	(961,337)
Description	Shares	Fair Value
TreeHouse Foods, Inc. (a)	(15,815)	$(1,378,910)
		(4,915,274)
Health Care Equipment & Supplies | (1.1)%
Glaukos Corp. (a)	(29,200)	(1,102,008)
ResMed, Inc.	(15,200)	(984,808)
		(2,086,816)
Health Care Providers & Services | (4.6)%
Acadia Healthcare Co., Inc. (a)	(24,585)	(1,218,187)
Express Scripts Holding Co. (a)	(23,605)	(1,664,861)
Fresenius Medical Care AG & Co. KGaA ADR	(41,900)	(1,833,963)
LifePoint Health, Inc. (a)	(20,085)	(1,189,634)
Owens & Minor, Inc.	(45,689)	(1,586,779)
Patterson Cos., Inc.	(20,460)	(939,932)
		(8,433,356)
Health Care Technology | (0.5)%
athenahealth, Inc. (a)	(7,745)	(976,799)
Hotels, Restaurants & Leisure | (4.1)%
Marriott International, Inc., Class A	(37,700)	(2,538,341)
McDonald’s Corp.	(14,715)	(1,697,522)
Shake Shack, Inc., Class A (a)	(26,900)	(932,623)
Sonic Corp.	(34,800)	(911,064)
The Wendy’s Co.	(126,200)	(1,362,960)
		(7,442,510)
Industrial Conglomerates | (0.8)%
Carlisle Cos., Inc.	(13,500)	(1,384,695)
Insurance | (3.4)%
Lincoln National Corp.	(29,095)	(1,366,883)
Prudential Financial, Inc.	(16,100)	(1,314,565)
The Progressive Corp.	(30,000)	(945,000)
The Travelers Cos., Inc.	(23,338)	(2,673,368)
		(6,299,816)
Internet & Direct Marketing Retail | (1.0)%
Expedia, Inc.	(8,000)	(933,760)
HSN, Inc.	(24,000)	(955,200)
		(1,888,960)
Internet Software & Services | (0.5)%
WebMD Health Corp. (a)	(19,000)	(944,300)
IT Services | (5.9)%
Amdocs, Ltd.	(48,846)	(2,825,741)
Genpact, Ltd. (a)	(39,840)	(954,168)
Infosys, Ltd. Sponsored ADR	(68,000)	(1,073,040)
International Business Machines Corp.	(17,490)	(2,778,287)
PayPal Holdings, Inc. (a)	(40,200)	(1,646,994)

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (concluded)
Teradata Corp. (a)	(48,700)	$(1,509,700)
		(10,787,930)
Life Sciences Tools & Services | (0.6)%
Bruker Corp.	(47,680)	(1,079,952)
Machinery | (1.3)%
Graco, Inc.	(12,685)	(938,690)
PACCAR, Inc.	(24,925)	(1,465,092)
		(2,403,782)
Media | (3.7)%
CBS Corp., Class B	(36,000)	(1,970,640)
Discovery Communications, Inc., Class A (a)	(35,900)	(966,428)
The Walt Disney Co.	(41,961)	(3,896,499)
		(6,833,567)
Multiline Retail | (1.0)%
Target Corp.	(26,395)	(1,812,809)
Pharmaceuticals | (1.4)%
Sanofi ADR	(66,900)	(2,554,911)
Road & Rail | (0.7)%
JB Hunt Transport Services, Inc.	(15,232)	(1,235,925)
Software | (2.1)%
ANSYS, Inc. (a)	(20,530)	(1,901,283)
Nuance Communications, Inc. (a)	(65,600)	(951,200)
Pegasystems, Inc.	(32,600)	(961,374)
		(3,813,857)
Specialty Retail | (2.2)%
Bed Bath & Beyond, Inc.	(27,500)	(1,185,525)
Staples, Inc.	(216,985)	(1,855,222)
The Michaels Cos., Inc. (a)	(39,200)	(947,464)
		(3,988,211)
Textiles, Apparel & Luxury Goods | (1.6)%
Hanesbrands, Inc.	(47,900)	(1,209,475)
Michael Kors Holdings, Ltd. (a)	(37,800)	(1,768,662)
		(2,978,137)
Total Securities Sold Short (Proceeds $106,673,550)		(108,293,402)
Total Investments | 101.4% (Cost and short proceeds $179,750,635) (b)		$185,537,495
Liabilities in Excess of Cash and Other Assets | (1.4)%		(2,606,474)

Net Assets | 100.0%		$182,931,021

The Lazard Funds, Inc. Notes to Portfolios of Investments September 30, 2016 (unaudited)

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$1,188,938,469	$124,007,356	$6,584,241	$117,423,115
US Strategic Equity	90,000,882	12,268,397	1,022,486	11,245,911
US Small-Mid Cap Equity	186,143,239	18,607,650	6,794,256	11,813,394
International Equity	2,656,028,622	117,405,883	63,268,711	54,137,172
International Equity Select	28,579,340	2,294,528	1,505,621	788,907
International Equity Concentrated	15,664,073	1,831,135	600,035	1,231,100
International Strategic Equity	7,263,292,430	790,911,743	409,582,516	381,329,227
International Equity Advantage	2,047,607	117,577	126,839	(9,262)
International Small Cap Equity	82,711,803	12,652,664	2,807,618	9,845,046
Global Equity Select	28,016,229	3,137,966	683,554	2,454,412
Global Strategic Equity	19,320,136	1,796,614	465,392	1,331,222
Managed Equity Volatility	2,562,456	209,006	71,539	137,467
Emerging Markets Equity	11,225,603,242	1,784,086,379	1,697,579,419	86,506,960
Emerging Markets Core Equity	121,522,718	14,591,462	2,945,725	11,645,737
Developing Markets Equity	174,979,154	31,565,392	4,938,601	26,626,791
Emerging Markets Equity Advantage	3,029,302	381,890	125,798	256,092
Emerging Markets Equity Blend	282,256,834	41,097,958	18,188,691	22,909,267
Emerging Markets Multi Asset	193,313,205	15,263,779	5,491,912	9,771,867
Emerging Markets Debt	272,970,912	11,976,428	7,653,470	4,322,958
Explorer Total Return	247,363,664	8,825,514	2,702,921	6,122,593
Emerging Markets Income	13,483,847	154,066	176,044	(21,978)
US Corporate Income	266,379,671	8,509,511	1,320,326	7,189,185
US Short Duration Fixed Income	101,303,332	187,448	220,570	(33,122)
Global Fixed Income	5,415,455	120,166	198,342	(78,176)
US Realty Income	48,444,585	2,268,996	1,286,142	982,854
US Realty Equity	76,258,254	14,414,774	554,673	13,860,101
Global Realty Equity	4,039,982	471,786	185,775	286,011
Global Listed Infrastructure	2,947,715,295	254,215,422	108,269,405	145,946,017
Capital Allocator Opportunistic Strategies	143,550,188	5,951,462	334,182	5,617,280
Global Dynamic Multi Asset	23,337,041	846,985	402,940	444,045
Enhanced Opportunities	23,198,235	560,614	111,769	448,845
Fundamental Long/Short	179,750,635	11,686,142	5,899,282	5,786,860

(c) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2016, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.4%
Emerging Markets Equity Advantage	1.0
Emerging Markets Multi Asset	2.8
Emerging Markets Debt	9.8
Explorer Total Return	14.1
Emerging Markets Income	1.6
US Corporate Income	38.5
US Short Duration Fixed Income	1.2
Global Fixed Income	1.1
Global Dynamic Multi Asset	0.3
Enhanced Opportunities	17.0

(e) Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2016 which may step up at a future date.

(f) Variable and floating rate securities are securities which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.

(g) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(h) Some or all of this security position has been pledged to cover collateral requirements on securities sold short.

† The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for Emerging Markets Equity Portfolio for the period ended September 30, 2016 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2015	Gross Additions	Gross Reductions	Number of Shares Held at September 30, 2016	Fair Value at September 30, 2016	Investment Income	Realized Gain (Loss)
PPC, Ltd.	33,848,906	54,727,602	(251,696)	88,324,812	$34,600,097	$607,607	$(820,952)
Weichai Power Co., Ltd., Class H	57,549,000	15,400,644	-	72,949,644	98,332,027	1,986,033	-
Total Affiliated Securities (Fair value is 1.17% of Net Assets)					$132,932,124	$2,593,640	$(820,952)

Security Abbreviations:

ADR	- American Depositary Receipt	LIBOR	- London Interbank Offered Rate
CDOR	- Canadian Dealer Offered Rate	NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
ETF	- Exchange-Traded Fund	NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETN	- Exchange-Traded Note	NVDR	- Non-Voting Depository Receipt
FED Open	- Federal Funds Effective Rate	PJSC	- Public Joint Stock Company
GDR	- Global Depositary Receipt	REIT	- Real Estate Investment Trust
JSC	- Joint Stock Company	SDR	- Swedish Depositary Receipt

Currency Abbreviations:

ARS	- Argentine Peso	KRW	- South Korean Won
AUD	- Australian Dollar	KZT	- Kazakhstan Tenge
BRL	- Brazilian Real	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNY	- Chinese Renminbi	PEN	- Peruvian Nuevo Sol
COP	- Colombian Peso	PHP	- Philippine Peso
CZK	- Czech Koruna	PLN	- Polish Zloty
DKK	- Danish Krone	RON	- New Romanian Leu
DOP	- Dominican Republic Peso	RSD	- Serbian Dinar
EGP	- Egyptian Pound	RUB	- Russian Ruble
EUR	- Euro	SEK	- Swedish Krona
GBP	- British Pound Sterling	SGD	- Singapore Dollar
GHS	- Ghanaian Cedi	THB	- Thai Baht
HUF	- Hungarian Forint	TRY	- New Turkish Lira
IDR	- Indonesian Rupiah	TWD	- Taiwan Dollar
ILS	- Israeli Shekel	UGX	- Ugandan Shilling
INR	- Indian Rupee	USD	- United States Dollar
JPY	- Japanese Yen	UYU	- Uruguayan Peso
KES	- Kenyan Shilling	ZAR	- South African Rand

Counterparty Abbreviations:

BNP	- BNP Paribas SA	HSB	- HSBC Bank USA NA
BRC	- Barclays Bank PLC	JPM	- JPMorgan Chase Bank NA
CAB	- Credit Agricole Corporate and Investment Bank	MEL	- The Bank of New York Mellon Corp.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
CSF	- Credit Suisse International	SSB	- State Street Bank and Trust Co.
DUB	- Deutsche Bank AG	UBS	- UBS AG
GSC	- Goldman Sachs International

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry*
Aerospace & Defense	0.8%	—%	—%	—%	2.1%	—%
Air Freight & Logistics	—	—	—	—	0.2	—
Airlines	1.3	1.0	—	—	0.5	—
Auto Components	1.8	2.3	5.2	3.2	3.7	1.7
Automobiles	1.4	—	3.0	—	1.9	—
Banks	6.8	4.5	1.9	3.3	10.1	—
Beverages	4.4	5.2	4.7	7.3	0.7	—
Biotechnology	2.9	2.9	7.2	4.7	4.3	—
Building Products	2.0	2.0	—	1.7	0.6	3.6
Capital Markets	0.6	1.0	—	0.6	0.9	6.1
Chemicals	1.6	—	—	1.8	3.7	0.8
Commercial Services & Suppliers	—	—	—	—	0.4	3.3
Communications Equipment	—	—	—	—	—	0.6
Construction & Engineering	2.0	1.5	3.6	—	—	—
Construction Materials	1.0	—	—	1.3	—	—
Consumer Finance	1.3	—	3.8	2.0	0.1	1.9
Containers & Packaging	—	0.4	—	2.4	1.4	4.3
Diversified Consumer Services	—	0.7	2.6	—	—	1.2
Diversified Financial Services	—	0.6	—	0.9	0.8	5.4
Diversified Telecommunication Services	2.3	3.0	—	3.0	3.3	1.9
Electric Utilities	1.0	1.3	—	—	2.6	—
Electrical Equipment	—	—	—	—	3.1	0.9
Electronic Equipment, Instruments & Components	—	—	—	—	0.7	2.2
Energy Equipment & Services	—	—	—	—	0.7	2.2
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	0.6	0.7
Food & Staples Retailing	2.9	2.2	4.3	2.0	1.4	1.5
Food Products	—	0.7	—	2.5	4.7	2.1
Gas Utilities	—	—	—	—	0.3	—
Health Care Equipment & Supplies	—	—	—	—	0.7	—
Health Care Providers & Services	—	1.1	—	2.5	0.2	2.1
Health Care Technology	—	—	—	—	—	2.2
Hotels, Restaurants & Leisure	—	1.7	—	3.2	2.0	2.2
Household Durables	1.9	1.3	3.1	—	1.6	2.8
Household Products	—	—	—	—	2.5	—
Industrial Conglomerates	0.4	1.8	—	1.0	1.8	—
Insurance	8.6	8.5	10.1	9.0	5.2	1.1
Internet Software & Services	—	1.8	3.3	1.7	1.0	3.4
IT Services	2.1	2.2	3.3	1.2	0.6	1.1
Life Sciences Tools & Services	—	—	—	—	—	1.4
Machinery	2.6	3.9	3.1	4.2	2.6	8.5
Media	2.2	2.1	—	6.3	2.2	3.6
Metals & Mining	2.1	1.7	—	—	2.2	1.0
Multiline Retail	2.2	1.1	—	3.0	0.6	3.0
Multi-Utilities	—	—	—	—	1.6	—
Oil, Gas & Consumable Fuels	6.7	2.9	3.1	6.3	3.4	1.0
Paper & Forest Products	—	—	—	—	0.1	—
Personal Products	1.4	1.8	—	—	1.2	—
Pharmaceuticals	6.1	4.6	3.6	2.0	7.1	1.9
Professional Services	3.9	2.9	2.4	1.2	2.0	3.2
Real Estate Management & Development	2.7	2.6	3.9	2.7	4.7	5.9
Road & Rail	1.2	1.2	—	—	2.1	—
Semiconductors & Semiconductor Equipment	2.3	4.2	4.9	1.8	0.5	—

Software	2.1	1.4	—	—	1.1	2.3
Specialty Retail	2.7	1.5	5.2	0.5	1.0	2.3
Technology Hardware, Storage & Peripherals	—	1.7	—	—	—	1.5
Textiles, Apparel & Luxury Goods	—	0.6	—	2.5	0.5	0.9
Thrifts & Mortgage Finance	—	—	—	—	—	1.9
Tobacco	4.6	4.5	4.5	5.1	2.2	—
Trading Companies & Distributors	2.7	2.3	2.6	0.4	0.7	3.9
Water Utilities	—	0.8	—	0.6	—	—
Wireless Telecommunication Services	2.6	5.1	6.1	3.8	2.2	—
Subtotal	95.2	94.6	95.5	95.7	102.4	97.6
Repurchase Agreement	4.4	—	—	—	—	—
Short-Term Investments	—	4.6	5.5	3.8	2.2	2.1
Total Investments	99.6%	99.2%	101.0%	99.5%	104.6%	99.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Industry*
Aerospace & Defense	1.9%	—%	2.9%
Air Freight & Logistics	—	—	0.4
Airlines	—	—	1.4
Auto Components	2.3	1.0	—
Banks	—	0.8	3.3
Beverages	7.2	7.7	2.7
Biotechnology	4.2	6.8	2.1
Building Products	2.0	—	—
Capital Markets	4.3	1.2	3.1
Chemicals	2.7	2.4	1.3
Commercial Services & Suppliers	—	—	1.7
Communications Equipment	1.7	1.5	0.2
Construction & Engineering	—	—	0.2
Construction Materials	—	—	0.7
Consumer Finance	1.1	—	0.2
Containers & Packaging	—	0.9	—
Distributors	—	—	0.7
Diversified Financial Services	—	—	0.1
Diversified Telecommunication Services	—	0.8	5.8
Electric Utilities	—	—	6.3
Electrical Equipment	2.6	0.8	—
Electronic Equipment, Instruments & Components	—	—	0.9
Energy Equipment & Services	2.4	1.0	—
Equity Real Estate Investment Trusts (REITs)	—	—	2.9
Food & Staples Retailing	0.9	2.4	4.3
Food Products	1.5	1.8	6.1
Health Care Equipment & Supplies	—	—	2.5
Health Care Providers & Services	1.0	3.4	2.2
Hotels, Restaurants & Leisure	1.4	1.0	3.6
Household Durables	—	—	0.3
Household Products	1.5	2.1	3.9
Industrial Conglomerates	1.7	1.0	2.0
Insurance	6.2	6.4	5.1
Internet & Catalog Retail	—	0.9	—
Internet Software & Services	5.3	5.9	0.2
IT Services	6.1	6.2	3.5
Leisure Products	—	—	0.7
Life Sciences Tools & Services	4.3	2.3	1.4
Machinery	2.0	0.9	0.3
Media	—	4.8	2.7
Metals & Mining	—	—	1.5
Multiline Retail	1.8	2.2	1.4
Multi-Utilities	—	—	2.5
Oil, Gas & Consumable Fuels	0.9	4.3	1.3
Paper & Forest Products	—	—	0.3
Personal Products	1.0	—	0.4
Pharmaceuticals	5.3	3.7	5.0
Professional Services	5.3	2.3	0.3
Real Estate Management & Development	1.8	2.0	3.3
Road & Rail	1.3	1.2	0.5
Semiconductors & Semiconductor Equipment	4.2	2.0	0.9
Software	2.2	6.2	1.7
Specialty Retail	1.4	2.2	3.3

Technology Hardware, Storage & Peripherals	2.6	—	0.3
Textiles, Apparel & Luxury Goods	—	1.2	0.9
Thrifts & Mortgage Finance	0.5	—	—
Tobacco	2.8	6.1	0.2
Transportation Infrastructure	—	—	0.3
Wireless Telecommunication Services	—	2.0	0.2
Subtotal	95.4	99.4	100.0
Short-Term Investments	4.8	—	3.6
Total Investments	100.2%	99.4%	103.6%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi Asset Portfolio
Industry*
Aerospace & Defense	—%	—%	4.2%	0.2%	0.7%	0.2%
Airlines	—	—	—	1.0	—	—
Auto Components	1.8	0.8	0.7	0.5	3.7	2.1
Automobiles	3.9	2.5	3.3	2.1	2.6	1.4
Banks	24.6	14.6	24.1	17.6	23.7	14.1
Beverages	1.6	0.7	—	1.2	0.8	0.5
Building Products	—	—	—	0.8	—	—
Capital Markets	—	—	—	1.3	—	—
Chemicals	0.3	2.2	—	2.5	1.0	0.7
Commercial Services & Suppliers	—	—	—	0.2	0.4	0.2
Communications Equipment	—	—	—	0.4	—	—
Construction & Engineering	—	—	1.5	1.2	0.8	0.3
Construction Materials	1.7	—	2.7	0.8	0.8	0.4
Consumer Finance	—	—	2.0	0.9	1.1	0.6
Containers & Packaging	—	—	—	—	0.6	0.3
Distributors	0.9	—	—	—	—	—
Diversified Consumer Services	—	—	3.0	0.5	1.2	0.4
Diversified Financial Services	—	2.2	—	0.4	0.4	0.8
Diversified Telecommunication Services	3.0	2.7	—	2.7	1.3	1.2
Electric Utilities	—	—	—	4.6	—	0.1
Electrical Equipment	0.4	—	0.6	0.7	—	—
Electronic Equipment, Instruments & Components	1.9	3.6	2.4	2.3	4.3	2.2
Energy Equipment & Services	—	0.8	—	—	—	—
Equity Real Estate Investment Trusts (REITs)	—	—	1.5	—	0.6	0.2
Food & Staples Retailing	2.7	2.0	1.3	1.7	1.0	0.7
Food Products	—	0.6	0.8	1.3	0.2	0.3
Gas Utilities	—	1.2	—	—	—	0.2
Health Care Equipment & Supplies	—	—	—	0.9	—	—
Health Care Providers & Services	0.7	0.8	—	0.2	0.1	—
Hotels, Restaurants & Leisure	—	2.0	—	0.6	—	0.2
Household Durables	1.2	2.4	0.7	0.6	0.4	0.2
Household Products	0.9	—	—	0.3	0.7	0.5
Independent Power and Renewable Electricity Producers	—	1.2	—	—	—	—
Industrial Conglomerates	1.4	0.8	—	1.3	0.9	0.7
Insurance	3.7	4.1	2.9	2.8	1.8	1.1
Internet & Catalog Retail	—	1.1	1.3	0.3	—	—
Internet Software & Services	5.8	9.1	7.9	9.3	8.8	5.1
IT Services	6.0	1.1	—	2.0	2.4	1.5
Machinery	0.8	0.7	0.7	0.3	1.3	0.7
Media	—	1.9	2.2	2.0	—	0.6
Metals & Mining	1.7	1.4	3.8	3.1	1.1	0.8
Multiline Retail	0.8	1.6	—	—	—	0.1
Oil, Gas & Consumable Fuels	8.9	5.4	12.0	7.5	8.0	5.4
Paper & Forest Products	—	2.4	—	0.5	—	0.2
Personal Products	0.6	1.6	—	0.7	0.3	0.5
Pharmaceuticals	—	1.0	8.0	1.2	2.9	1.0
Professional Services	—	—	—	—	0.5	0.3
Real Estate Management & Development	—	0.8	—	3.0	0.2	0.2
Road & Rail	0.9	—	—	—	0.9	0.6
Semiconductors & Semiconductor Equipment	6.6	8.7	5.0	6.3	9.1	5.6
Software	—	1.5	2.1	0.2	1.4	0.5

Specialty Retail	—	0.5	—	1.2	0.3	0.2
Technology Hardware, Storage & Peripherals	3.6	6.3	2.9	5.6	3.5	2.5
Textiles, Apparel & Luxury Goods	—	—	—	0.9	1.6	0.8
Thrifts & Mortgage Finance	—	—	—	—	0.6	0.3
Tobacco	1.4	0.8	—	0.9	0.5	0.3
Transportation Infrastructure	1.5	1.8	—	0.6	0.9	1.0
Water Utilities	—	0.9	—	—	0.4	0.4
Wireless Telecommunication Services	8.2	4.1	—	3.3	3.2	2.8
Subtotal	97.5	97.9	97.6	100.5	97.0	61.0
Foreign Government Obligations	—	—	—	—	—	20.9
Supranationals	—	—	—	—	—	0.1
US Treasury Securities	—	—	—	—	—	6.9
Short-Term Investments	1.9	1.6	3.8	2.3	3.0	11.5
Total Investments	99.4%	99.5%	101.4%	102.8%	100.0%	100.4%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Emerging Markets Debt Portfolio	Lazard Explorer Total Return Portfolio
Industry*
Banks	2.1%	0.2%
Chemicals	0.3	0.3
Construction Materials	—	0.4
Diversified Financial Services	0.8	1.2
Diversified Telecommunication Services	0.2	—
Electric Utilities	0.9	0.7
Food Products	—	0.1
Hotels, Restaurants & Leisure	—	0.2
Independent Power and Renewable Electricity Producers	—	0.2
Industrial Conglomerates	—	0.3
Media	—	0.3
Metals & Mining	—	0.7
Oil, Gas & Consumable Fuels	5.4	3.0
Transportation Infrastructure	0.7	0.2
Wireless Telecommunication Services	0.7	1.4
Subtotal	11.1	9.2
Foreign Government Obligations	84.7	62.0
Short-Term Investments	3.0	24.3
Total Investments	98.8%	95.5%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Lazard Global Fixed Income Portfolio
Industry*
Aerospace & Defense	1.4%
Automobiles	2.9
Banks	7.1
Beverages	2.2
Capital Markets	2.7
Containers & Packaging	0.4
Diversified Telecommunication Services	2.9
Electric Utilities	1.3
Food Products	1.4
Health Care Providers & Services	1.8
Independent Power and Renewable Electricity Producers	0.6
Industrial Conglomerates	1.2
Internet Software & Services	0.5
Machinery	1.8
Media	0.7
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	2.9
Road & Rail	1.2
Software	1.1
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.8
Trading Companies & Distributors	0.9
Subtotal	39.9
Foreign Government Obligations	42.3
Supranationals	6.3
US Municipal Bonds	5.2
US Treasury Securities	3.6
Short-Term Investment	2.2
Total Investments	99.5%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Global Realty Equity Portfolio	Lazard Global Listed Infrastructure Portfolio
Industry*
Construction & Engineering	—%	8.2%
Electric Utilities	—	11.7
Equity Real Estate Investment Trusts (REITs)	73.6	—
Gas Utilities	—	4.8
Media	—	9.6
Multi-Utilities	—	10.2
Real Estate Management & Development	25.4	—
Road & Rail	—	22.0
Transportation Infrastructure	—	24.4
Water Utilities	—	3.7
Subtotal	99.0	94.6
Short-Term Investments	1.2	4.7
Total Investments	100.2%	99.3%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Lazard Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	1.9%
Air Freight & Logistics	0.3
Airlines	0.4
Auto Components	0.9
Automobiles	1.1
Banks	6.2
Beverages	3.4
Biotechnology	2.0
Building Products	0.4
Capital Markets	3.2
Chemicals	1.6
Commercial Services & Suppliers	0.4
Communications Equipment	0.6
Construction & Engineering	0.1
Construction Materials	0.1
Containers & Packaging	0.2
Distributors	0.2
Diversified Financial Services	0.3
Diversified Telecommunication Services	3.6
Electric Utilities	2.7
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	0.3
Energy Equipment & Services	0.8
Equity Real Estate Investment Trusts (REITs)	0.9
Food & Staples Retailing	1.8
Food Products	1.9
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	1.6
Household Durables	0.3
Household Products	1.4
Independent Power and Renewable Electricity Producers	0.8
Industrial Conglomerates	1.6
Insurance	2.7
Internet & Catalog Retail	0.1
Internet Software & Services	1.5
IT Services	2.4
Leisure Products	0.2
Life Sciences Tools & Services	1.4
Machinery	1.1
Media	1.3
Metals & Mining	1.4
Multiline Retail	0.7
Multi-Utilities	1.2
Oil, Gas & Consumable Fuels	2.3
Paper & Forest Products	0.1
Personal Products	0.4
Pharmaceuticals	3.3
Professional Services	1.0

Real Estate Management & Development	1.5
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	1.6
Software	2.0
Specialty Retail	2.4
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	0.3
Thrifts & Mortgage Finance	0.1
Tobacco	0.9
Trading Companies & Distributors	0.2
Transportation Infrastructure	0.1
Wireless Telecommunication Services	0.5
Subtotal	77.1
Foreign Government Obligations	15.4
Supranationals	2.1
US Municipal Bonds	0.9
US Treasury Securities	0.9
Short-Term Investments	3.6
Total Investments	100.0%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Enhanced Opportunities Portfolio
	Long	Short
Industry*
Biotechnology	6.6%	-0.4%
Building Products	1.2	-1.1
Capital Markets	1.8	-0.4
Chemicals	0.7	-0.3
Construction Materials	5.1	-1.7
Consumer Finance	2.8	-
Diversified Consumer Services	2.1	-1.3
Diversified Financial Services	2.9	-
Electric Utilities	0.2	-0.1
Electronic Equipment, Instruments & Components	1.5	-0.7
Energy Equipment & Services	1.4	-0.7
Equity Real Estate Investment Trusts (REITs)	12.3	-2.3
Food Products	0.8	-
Health Care Equipment & Supplies	10.9	-
Health Care Providers & Services	3.0	-0.4
Health Care Technology	0.9	-0.1
Hotels, Restaurants & Leisure	0.2	-
Household Durables	9.0	-
Insurance	1.6	-0.2
Internet & Direct Marketing Retail	3.1	-
Internet Software & Services	4.5	-
IT Services	1.1	-
Leisure Products	0.4	-
Machinery	8.3	-2.0
Media	6.8	-
Metals & Mining	3.1	-0.9
Mortgage Real Estate Investment Trusts (REITs)	5.0	-
Oil, Gas & Consumable Fuels	8.9	-1.1
Pharmaceuticals	2.3	-
Professional Services	1.3	-
Purchased Options	0.1	-
Semiconductors & Semiconductor Equipment	4.3	-1.2
Software	4.6	-
Specialty Retail	0.1	-
Technology Hardware, Storage & Peripherals	1.2	-
Textiles, Apparel & Luxury Goods	1.3	-
Trading Companies & Distributors	0.1	-0.4
Subtotal	121.5	-15.3
Short-Term Investment	24.3	-
Total Investments	145.8%	-15.3%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 28, 2016